File Nos. 33-35749
                                                                        811-4092
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                          ---------------------------
                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [_]
     Pre-Effective Amendment No. ______                      [_]
     Post-Effective Amendment No.  13                        [X]
                                 ------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
     Amendment No. 38                                        [X]
                   ---

     FIRST VARIABLE ANNUITY FUND E
     -----------------------------
     (Exact Name of Registrant)

     FIRST VARIABLE LIFE INSURANCE COMPANY
     -------------------------------------
     (Name of Depositor)

     2122 York Road
     Oak Brook, IL                                               60523
     ----------------------------------------------------        -----
     (Address of Depositor's Principal Executive Offices)      (Zip Code)

Depositor's telephone number including area code:          (630) 684-9200

     Name and Address of Agent for Service
     -------------------------------------
          Daniel R. Kohn
          Vice President and Legal Counsel
          First Variable Life Insurance Company
          2122 York Road
          Oak Brook, IL 60523

     Copies to:
          Judith A. Hasenauer, Esq.
          Blazzard, Grodd & Hasenauer, P.C.
          4401 W. Tradewinds Ave., Suite 207
          Lauderdale-by-the-Sea, FL 33308
          (954) 771-6667

It is proposed that this filing will become effective:

     ___  immediately upon filing pursuant to paragraph (b) of Rule 485

      X   on May 1, 2001 pursuant to paragraph (b) of Rule 485
     ---
     ___  60 days after filing pursuant to paragraph (a)(1) of Rule 485

     ___  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following:

     _______ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests under Variable Annuity Contracts

                          FIRST VARIABLE ANNUITY FUND E
                              CROSS REFERENCE SHEET
                            (Pursuant to Rule 495(a))

Item No. in
Form N-4
- --------

PART A                                                           Location
- ------                                                           --------
Item  1.             Cover Page                                  Cover Page

Item  2.             Definitions                                 DEFINITIONS

Item  3.             Synopsis or Highlights                      HIGHLIGHTS

Item  4.             Condensed Financial Information             ACCUMULATION UNIT DATA; OTHER MATTERS,
                                                                 FINANCIAL STATEMENTS; STATEMENT OF ADDITIONAL
                                                                     INFORMATION

Item  5.             General Description of Registrant,          FIRST VARIABLE LIFE INSURANCE COMPANY; THE
                     Depositor and Portfolio Companies           SEPARATE ACCOUNT; SEPARATE ACCOUNT INVESTMENT
                                                                 OPTIONS; AIM Variable Insurance Funds, Inc.;
                                                                 American Century Variable Portfolios, Inc.;
                                                                 Deutsche Asset Management VIT Funds; Federated
                                                                 Insurance Series; Fidelity Variable Insurance Products
                                                                 Funds; Franklin Templeton Variable Insurance Products
                                                                 Series Fund; INVESCO Variable Investment Funds, Inc.
                                                                 Lord Abbett Series Fund, Inc.; MFS Variable Insurance Trust;
                                                                 PBHG Insurance Series Fund, Inc.;  Seligman Portfolios, Inc.;
                                                                 Variable Investors Series Trust

Item  6.             Deductions                                  MORE ABOUT CHARGES AND DEDUCTIONS

Item  7.             General Description of Variable Annuity     THE CONTRACT; CONTRACT BENEFITS AND VALUES
                     Contracts

Item  8.             Annuity Period                              Annuity Benefits

Item 9.              Death Benefit                               THE CONTRACT; CONTRACT BENEFITS AND VALUES; Death Benefits before the Annuity Date; Death Benefits after the Annuity Date.

Item 10.             Purchases and Contract Value                HIGHLIGHTS; YOUR INVESTMENT OPTIONS; Purchase
                                                                 Payments; Allocation of Purchase Payments;
                                                                 CONTRACT BENEFITS AND VALUES

Item 11.             Redemptions                                 HIGHLIGHTS; YOUR INVESTMENT OPTIONS; THE
                                                                 CONTRACT; CONTRACT BENEFITS AND VALUES;
                                                                 SURRENDER AND WITHDRAWALS



Item 12.             Taxes                                       FEDERAL TAX MATTERS






Item 13.             Legal Proceedings                           OTHER MATTERS; Financial Statements; Legal
                                                                     Proceedings

Item 14.
                     Table of Contents of Statement of           TABLE OF CONTENTS OF THE STATEMENT OF
                     Additional Information                      ADDITIONAL INFORMATION

Item 15.             Cover Page                                  Cover Page

Item 16.             Table of Contents                           TABLE OF CONTENTS

Item 17.             General Information and History             FIRST VARIABLE LIFE INSURANCE COMPANY

Item 18.             Services                                    Not Applicable

Item 19.             Purchase of Securities Being Offered        Not Applicable

Item 20.             Underwriters                                DISTRIBUTOR; DISTRIBUTION AND
                                                                 OTHER AGREEMENTS

Item 21              Calculation of Performance Data             YIELD CALCULATION FOR FIS PRIME MONEY FUND II
                                                                 INVESTMENT OPTION; CALCULATION OF OTHER
                                                                 PERFORMANCE INFORMATION

Item 22.             Annuity Payments                            Annuity Benefits; ANNUITY PROVISIONS

Item 23.             Financial Statements                        FINANCIAL STATEMENTS


PART C
-------

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

[LOGO OF FIRST VARIABLE LIFE
 INSURANCE COMPANY]

                           SUPPLEMENT DATED MAY 1, 2001
                                       TO
                          FIRST VARIABLE ANNUITY FUND E
                           CAPITAL FIVE VA PROSPECTUS
                               DATED MAY 1, 2001


--------------------------------------------------------------------------------

                                      VISTA

                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS

This Supplement contains additional information on the VISTA individual variable annuity contract ("VISTA Contract") that we issued prior to May 1, 1998. Although the VISTA Contract is no longer issued, Purchase Payments may continue to be made to a previously issued VISTA Contract and Account Value may continue to be funded in First Variable Annuity Fund E (the "Separate Account").

                                   DEFINITIONS

Except as described in this Supplement, the definitions in the prospectus apply to the VISTA Contract.

                                   HIGHLIGHTS

The principal difference between the VISTA Contract and the Capital Five VA contract relate to withdrawal charges and death benefits. The withdrawal charges and other expenses under a VISTA Contract differ from those in a Capital Five VA Contract, as shown in the Summary of Expenses in this Supplement. In addition, the optional additional benefit riders described in the prospectus are not available to VISTA contract owners.

                               SUMMARY OF EXPENSES

The Owner Transaction Expenses appearing in the prospectus DO NOT apply to the VISTA Contract. Instead, Owner Transaction Expenses under a VISTA Contract are:

    Owner Transaction Expenses

       Sales Load on Purchase Payments            NONE
       Withdrawal Charge                          5% from date of payment to the
       (as a percentage of Purchase Payment)      next Contract Anniversary,
                                                  reducing by 1% each Contract
                                                  Year thereafter until the
                                                  beginning of the fifth
                                                  Contract Year following
                                                  payment, when the charge is
                                                  0%.

       Transfer Fee                               NONE currently, but we may
                                                  charge up to $25.00 for
                                                  exchanges and transfers when
                                                  the total of exchanges and
                                                  transfers in any Contract Year
                                                  exceeds 12.
       Annual                                     Contract Maintenance Charge
                                                  $30 per Contract Year - not
                                                  waived for Contracts with
                                                  Account Value of $100,000 or
                                                  more.

The Separate Account Annual Expenses and Annual Fund Expenses shown in the SUMMARY OF EXPENSES section of the prospectus apply to VISTA Contracts.

                             YOUR INVESTMENT OPTIONS

You may invest in the same Separate Account investment options as those described in the prospectus.

EXPENSE EXAMPLES ON A HYPOTHETICAL $1000 INVESTMENT IN THE CONTRACT, ASSUMING 5%
ANNUAL RATE OF RETURN IN EXISTING INVESTMENT OPTIONS

                                                 If you surrender                             If you do not surrender
                                         1yr         3 yr        5 yr       10 yr        1yr        3 yr        5 yr       10 yr
                                     -----------------------------------------------------------------------------------------------

FIS Prime Money Fund II                   58          87         119         255          22         69         119         255

VIST U.S. Government Bond                 69         118         170         354          33        100         170         354

VIST High Income Bond                     74         134         196         404          38        116         196         404

VIST Matrix Equity                        67         114         162         341          31         96         162         341

VIST World Equity                         69         120         172         359          33        102         172         359

VIST Growth                               62          99         138         292          26         81         138         292

VIST Multiple Strategies                  63         101         141         299          27         83         141         299

VIST Growth & Income                      66         111         157         331          30         93         157         331

VIST Small Cap Growth                     67         114         163         342          31         96         163         342

Lord Abbett Growth & Income               62          98         137         291          26         80         137         291

ACS V.P. Value                            62          98         136         289          26         80         136         289

VIPT International Securities             63         101         142         302          27         83         142         302

DAM Equity 500 Index                      55          76          99         214          19         58          99         214

DAM Small Cap Index                       56          80         107         231          20         62         107         231






MFS New Discovery (initial class)         63         100         139         295          27         82         139         295

MFS Investors Trust (initial class)       61          94         129         276          25         76         129         276

MFS Investors Growth Stock(initial class) 61          95         131         280          25         77         131         280

AIM V.I. Growth                           60          92         127         272          24         74         127         272

AIM V.I. Capital Appreciation             60          92         127         271          24         74         127         271

MFS New Discovery (service class)         65         106         150         316          29         88         150         316

MFS Investors Growth Stock(service class) 63         101         142         301          27         83         142         301

MFS Investors Trust (service class)       63         100         140         297          27         82         140         297

Seligman Communications & Information     63         101         142         302          27         83         142         302

FMR Contrafund (service class 2)          61          95         131         279          25         77         131         279

FMR Equity-Income                         60          92         127         271          24         74         127         271

FMR Growth Opportunities(service class 2) 61          95         132         282          25         77         132         282

Temp VIPT Growth Securities               63         101         142         302          27         83         142         302

FIS. High Income II                       59          90         123         264          23         72         123         264

DAM EAFE Index                            58          87         118         253          22         69         118         253

ACS V.P.Income & Growth                   59          88          --          --          23         70          --          --

ACS V.P.International Growth              64         105          --          --          28         87          --          --

ACS V.P.Ultra                             62          98          --          --          26         80          --          --

FIS U.S. Government Securities II         60          93          --          --          24         75          --          --

FMR Growth &Income                        60          93          --          --          24         75          --          --

Temp VIPT Developing Markets Securities   70         123          --          --          34        105          --          --

Temp VIPT Global Health Care              62          99          --          --          26         81          --          --

INVESCO Dynamics                          63         101          --          --          27         83          --          --

INVESCO Financial Services                63         101          --          --          27         83          --          --

INVESCO Health Sciences                   63         100          --          --          27         82          --          --





INVESCO Real Estate Opportunity           70         120          --          --          34        102          --          --

MFS Total Return                          63         101          --          --          27         83          --          --

MFS Utilities                             63         101          --          --          27         83          --          --

PBHG Small Cap Growth                     64         104          --          --          28         86          --          --

Seligman Small Cap Value                  66         110          --          --          30         92          --          --


EXPENSE EXAMPLES ON A HYPOTHETICAL $1000 INVESTMENT IN THE CONTRACT, ASSUMING 5% ANNUAL RATE OF RETURN IN EXISTING INVESTMENT OPTIONS AND ASSUMING THE ELECTION OF CERTAIN AVAILABLE RIDERS*

                                                    If you surrender                       If you do not surrender
                                       1yr        3 yr       5 yr       10 yr       1yr       3 yr       5 yr       10 yr
                                     -----------------------------------------------------------------------------------------
FIS Prime Money Fund II                102         162        208        322         29         90        153        322

VIST U.S. Government Bond              112         192        257        415         40        120        202        415

VIST High Income Bond                  117         208        283        461         45        136        228        461

VIST Matrix Equity                     110         188        250        402         38        116        195        402

VIST World Equity                      117         208        283        461         45        136        228        461

VIST Growth                            105         173        226        357         33        101        171        357

VIST Multiple Strategies               110         188        250        402         38        116        195        402

VIST Growth & Income                   109         185        245        393         37        113        190        393

VIST Small Cap Growth                  110         188        251        403         38        116        196        403

Lord Abbett Growth & Income            105         173        226        356         33        101        171        356

ACS V.P. Value                         105         172        225        354         33        100        170        354

VIPT International Securities          106         176        231        366         34        104        176        366

DAM Equity 500 Index                    98         150        189        284         25         78        133        284

DAM Small Cap Index                     99         155        197        300         27         83        141        300






MFS New Discovery (initial class)      106         174        228        360         33        102        173        360

MFS Investors Trust (initial class)    104         168        218        342         31         96        163        342

MFS Investors Growth Stock             104         169        220        345         32         97        165        345
  (initial class)
AIM V.I. Growth                        103         167        216        338         31         95        161        338

AIM V.I. Capital Appreciation          103         167        216        337         31         94        160        337

MFS New Discovery (service class)      108         180        238        379         35        108        183        379

MFS Investors Growth Stock             106         176        230        365         34        103        175        365
  (service class)
MFS Investors Trust (service class)    106         174        228        361         33        102        173        361

Seligman Communications & Information  106         176        231        366         34        104        176        366

FMR Contrafund (service class 2)       104         169        220        345         32         97        164        345

FMR Equity-Income                      103         167        216        337         31         94        160        337

FMR Growth Opportunities               104         170        221        347         32         98        166        347
 (service class 2)
Temp VIPT Growth Securities            106         176        231        366         34        104        176        366

FIS. High Income Bond II               102         165        213        331         30         93        157        331

DAM EAFE Index                         101         161        207        320         29         89        152        320

ACS V.P.Income & Growth                102         163         --         --         30         91         --         --

ACS V.P.International Growth           107         179         --         --         35        107         --         --

ACS V.P.Ultra                          105         172         --         --         33        100         --         --

FIS U.S. Government Securities II      103         167         --         --         31         95         --         --

FMR Growth &Income                     103         167         --         --         31         95         --         --

Temp. VIPT Developing Markets          114         197         --         --         41        125         --         --
  Securities
Temp VIPT Global Health Care           105         173         --         --         33        101         --         --

INVESCO Dynamics                       106         175         --         --         34        103         --         --

INVESCO Financial Services             106         175         --         --         34        103         --         --

INVESCO Health Sciences                106         174         --         --         33        102         --         --





INVESCO Real Estate Opportunity        113         195         --         --         40        122         --         --

MFS Total Return                       106         175         --         --         34        103         --         --

MFS Utilities                          106         176         --         --         34        103         --         --

PBHG Small Cap Growth                  107         178         --         --         35        106         --         --

Seligman Small Cap Value               109         184         --         --         37        112         --         --


Do not consider the examples a representation of past or future expenses. Actual expenses may be greater or less than those shown. For example, the examples do not reflect premium tax charges. The impact of the 15% free withdrawal amount is also not reflected because it is not available on a full surrender of a Contract.

*The Extra Protector, Estate Protector and Guaranteed Minimum Income Payment Riders have been included in these calculations.

Fixed Account

We guarantee that we will credit interest to VISTA Account Value in the Fixed Account at a minimum rate of 4% per year. We may credit additional amounts of "current" interest, as described in the prospectus.

Transfers Among Investment Options

Prior to the Annuity Date, the minimum amount of VISTA Account Value you may transfer to the Fixed Account from other investment options is $100. After the Annuity Date, you may make transfers only among Separate Account investment options.

                        MORE ABOUT CHARGES AND DEDUCTIONS

Daily and Annual Deductions

The daily deductions under a VISTA Contract are the same as those described in the prospectus for the Capital Five VA Contract. The annual deduction for a VISTA Contract is $30.

VISTA Contract Withdrawal Charge

We may assess a withdrawal charge if you withdraw Account Value or surrender your VISTA Contract during a Contract Year in which you make a payment, and for four Contract Years after that.

We determine the withdrawal charge by applying the percentages shown in the Summary of Expenses section of this supplement to the purchase payments we deem withdrawn or surrendered. Purchase payments are deemed withdrawn or surrendered in the order in which they are made. We take withdrawal charges from your investment options on a pro-rata basis, or by any other method you select and we approve.

If the Account Value remaining in an investment option after a partial withdrawal is insufficient to cover the applicable withdrawal charge, we will deduct the charge from the amount withdrawn.

Free Withdrawal Amount. The annual "free withdrawal amount" for a VISTA Contract is equal to the sum of (a) 10% of Purchase Payments still subject to the Withdrawal Charge; plus (b) the excess of the Account Value over Purchase Payments (including applicable withdrawal charges) not previously withdrawn. The unused portion of the "free withdrawal amount" for one Contract Year does not carry over to the next Contract year.

Waiver of Withdrawal Charge. We will waive the withdrawal charge on a VISTA Contract if any death benefits are paid. The VISTA Contract does not provide for a waiver of the withdrawal charge for a terminal illness or if you or your spouse is confined in a nursing home.

VISTA Contract Transfer Fee

We reserve the right to charge up to $25 for exchanges and transfers of Account Value among investment options when the total in any Contract Year exceeds 12. We do not currently impose this charge.

Purpose of VISTA Contract Charges

The charges under the VISTA Contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the VISTA Contracts. They are also designed, in the aggregate, to compensate us for the risks we assume pursuant to the VISTA Contracts.

                       VISTA CONTRACT BENEFITS AND VALUES

Death Benefit Before the Annuity Date

General.  The death benefit amount under a VISTA Contract is the greater of:

 .    the Account Value;
 . the sum of all Purchase Payments made under the Contract, less the sum of all amounts withdrawn; or
 .    the Account Value as of the first day of the current 5 Contract
      Year period plus any Purchase Payments made since that date and less any withdrawals made since that date.


The first five Contract Year period begins on the Contract Date, the second five Contract Year period begins on the fifth Contract Anniversary, and so forth. (For Contracts issued in Texas and North Carolina, the death benefit is not adjusted at the beginning of a five contract year period. If you were over age

85 when your Contract was issued, the death benefit payable upon your death is equal to the Withdrawal Value (Account Value less applicable charges).


The death benefit is determined at the close of the Business Day in which we receive due proof of death at the Variable Service Center.

Death of the Annuitant. If you are not the Annuitant, and we receive proof that the Annuitant has died before the Annuity Date, we will pay the VISTA Contract death benefit to the "Annuitant's beneficiary". If no Annuitant's beneficiary is living when the Annuitant dies, the death benefit is payable in a lump sum to you upon our receipt of proof of the death of both the Annuitant and the Annuitant's beneficiary.

You may elect for this death benefit to be paid in a single sum or under one of our Annuity Options. If no election is in effect the Annuitant's Beneficiary may make an election during a 60-day period following our receipt of proof of death. We will hold up payment of the death benefit in the meantime.

If you are not the Annuitant, payments made upon the death of the Annuitant do not qualify for an exception to the ten percent (10%) federal income tax penalty based on the death of an owner. The income portion of any death benefit distribution from Non-Qualified Contracts may be subject to the tax penalty unless the beneficiary is 59 1/2 or one of the other exceptions applies. (See the prospectus section "Tax Considerations - Tax Treatment of Withdrawals - Non-Qualified Contracts.")

Death of the Owner. The BASIC DEATH BENEFIT and the optional death benefit riders described in the prospectus are not available to owners of VISTA Annuity contracts. Instead, if you are not the Annuitant, and you die before the Annuitant and before the Annuity Date, we will pay the VISTA Contract's death benefit to the Owner's designated beneficiary. We will also pay the VISTA Contract's death benefit to the Owner's designated beneficiary if you are not the Annuitant and you and the Annuitant die simultaneously. Payment of the VISTA Contract death benefit based on an Owner's death will be made in the same manner as that described in the prospectus for the Capital Five VA Contract.

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

Prospectus                                                May 1, 2001

                                 CAPITAL FIVE VA
                  FLEXIBLE PREMIUM VARIABLE ANNUITY CONTRACTS
                                    Issued by
                      FIRST VARIABLE LIFE INSURANCE COMPANY

Our Marketing and Executive Office:    Our Variable Service Center:     Or, for express deliveries:
2122 York Road                         P.O. Box 1317                    4200 University Avenue
Oak Brook, IL  60523                   Des Moines, IA  50305-1317       West Des Moines, IA 50266





Automated Information Line:            (800) 228-1035
(800)-59-FUNDS


The Contract described in this prospectus provides for the payment of monthly annuity payments on a fixed or variable basis beginning on a preselected Annuity Date. The Contract also permits you to accumulate Account Value until the Annuity Date, based on the payments you make, the charges and expenses of the Contract, and the investment results of your underlying investment options. You have the flexibility to adjust the amount and frequency of payments, and may use the Contract as a "Qualified Contract" in a tax-qualified retirement plan or as a "Non-Qualified Contract" for other long-term savings and retirement purposes.

You may allocate your payments and your Contract's Account Value among the different investment options: to our Fixed Account or to the investment options available through our segregated asset account called First Variable Annuity Fund E (the "Separate Account"). The Separate Account invests in selected portfolios of various mutual funds (the "Funds"). The portfolios currently available under the Contract are:



---------------------------------------------------------------------------------------------------------------------
  Mutual Fund               Portfolio                       Mutual Fund                     Portfolio
------------------  -----------------------------  ----------------------------  ------------------------------------
AIM Variable           . V.I. Capital Appreciation          Lord Abbett                  . Growth & Income
 Insurance             . V.I. Growth                       Series Fund Inc.
 Funds, Inc.                                               ("LA")
 ("AIM")
------------------  -----------------------------  ----------------------------  ------------------------------------
American              . V.P. Value                        MFS* Variable         . Investors Growth Stock Series (formerly,
 Century              . V.P. Income & Growth              Insurance Trust           MFS Growth Series)*
 Variable             . V.P. International Growth            ("MFS")            . Investors Trust Series(formerly, MFS Growth
 Portfolios,          . V.P. Ultra                                                  with Income Series)*
  Inc. ("ACS")                                                                  . New Discovery Series*
                                                                                . Total Return Series
                                                                                . Utilities Series
------------------  -----------------------------  ----------------------------  ------------------------------------

Deutsche Asset         . EAFE Index                      Seligman                . Communications & Information (Class 2)
 Management VIT        . Equity 500 Index                Portfolios, Inc.        . Small Cap Value (Class 2)
 Funds ("DAM")         . Small Cap Index                   ("SEL")
------------------  -----------------------------  ----------------------------  ------------------------------------

Federated              . Federated High Income Bond       Franklin Templeton      . Growth Securities
 Insurance                Fund II                         Variable Insurance         (Class 2 shares)





 Series                . Federated Prime Money Fund II    Products Series        . International Securities Fund
("FIS")                . Federated U.S.                   Fund ("VIPT")            (Class 2 shares)
                         Government Securities II                                . Developing Markets Securities
                                                                                     (Class 2 shares)
                                                                                 . Global Health Care Securities
                                                                                      (Class 2 shares)

------------------  -----------------------------  ----------------------------  ------------------------------------

Fidelity               . Contrafund (Service Class           Variable            . Small Cap Growth **
 Variable                2 shares)                       Investors Series        . World Equity**
 Insurance             . Equity Income (Service           Trust ("VIST")         . Growth**
 Products Funds          Class 2 shares                                          . Matrix Equity**
 ( FMR")               . Growth Opportunities                                    . Growth & Income**
                           (Service Class 2 shares)                              . Multiple Strategies**
                       . Growth & Income                                         . High Income Bond**
                           (Service Class 2 shares)                              . U.S. Government Bond**

------------------  -----------------------------  ----------------------------  -------------------------------------
INVESCO Variable       . Dynamics                         PBHG Insurance Series  . Small Cap Growth
Investment Funds,      . Financial Services               Fund, Inc.
Inc. (INVESCO)         . Health Sciences                  ("PBHG")
                       . Real Estate Opportunity

------------------  -----------------------------  ----------------------------  -------------------------------------

*Initial Class Shares not available for new purchases or transfers. ** Not available for new purchases or transfers.


This prospectus contains information you should know before investing. Additional information about the Contract and Separate Account is in our Statement of Additional Information (the "Statement"). For a free copy, please write to our Variable Service Center or call the number shown above. The Statement, dated May 1, 2001, has been filed with the Securities and Exchange Commission and is incorporated into this prospectus by reference. The table of contents of the Statement is on page __ of this prospectus.

The Contracts are not bank deposits; are not federally insured; are not endorsed by any bank or government agency; are not guaranteed, and may be subject to loss of principal.

Neither the Securities and Exchange Commission nor any state securities commission approved or disapproved these securities or passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense. This prospectus is accompanied by the current prospectuses of the Funds. All prospectuses should be read and retained for future reference.

We have not authorized any person to give any information not contained in this prospectus (or in any sales literature we have approved). We do not offer the Contracts everywhere, and this prospectus does not constitute an offer anywhere that it would be unlawful. In certain jurisdictions, various time periods and other terms and conditions may vary from what is described in this prospectus. Any such variations that apply to your Contract will be included in the Contract or a related rider or endorsement.

                                TABLE OF CONTENTS

DEFINITIONS
HIGHLIGHTS
SUMMARY OF EXPENSES
FIRST VARIABLE LIFE INSURANCE COMPANY
THE SEPARATE ACCOUNT
YOUR INVESTMENT OPTIONS
The Available Options
Transfers Among Investment Options
  General Requirements
  Automatic Transfer Programs
  Restrictions on Transfers
Mixed and Shared Funding
MORE ABOUT CHARGES AND DEDUCTIONS
 Daily Deductions
 Annual Deductions
  Annual Contract Maintenance Charge
  Optional Additional Benefit Charges
Withdrawal Charge
  Free Withdrawal Amount
  Waiver of Withdrawal Charge
Premium TaxesOther Charges and Expenses
 Fund Expenses
 Income Taxes
 Special Service Fees
Elimination, Reduction or Refund of Charges and Deductions
 Group and Sponsored Arrangements
 Gender-Neutral Policies
Purpose of Contract Charges
THE CONTRACT
Application and Issuance of a Contract
  Free Look Right
Purchase Payments
  General Requirements
  Automatic Investment Plan
Allocation of Purchase Payments
  General
  Delayed Investment Allocation Date
Telephone Transactions





CONTRACT BENEFITS AND VALUES
Determination of Account Value
Death Benefits Before the Annuity Date
  Death of the Annuitant
  Death of the Owner
Basic Death Benefit
Optional Death Benefit Riders
Best Anniversary Value Death Benefit
Extra Protector Death Benefit
Estate Protector Death Benefit
Surrender and Withdrawals
  Surrender
  Withdrawals
  Systematic Withdrawals
Payment of Proceeds
  Tax Withholding and Tax Penalties
Annuity Benefits
 General
 Annuity Options
   Option A. Life Annuity
   Option B. Life Annuity with Periods Certain of 60, 120, 180 or 240 Months
   Option C. Joint and Survivor Annuity
   Option D. Joint and Contingent Annuity
   Option E. Fixed Payments for a Period Certain
 Form of Annuity Payments
 Annuity Date
 Annuitization Bonus
 Calculation of Annuity Payments
 Guaranteed Minimum Income Payment Rider
 GMIP Value Best Anniversary Value
Death Benefits after the Annuity Date
  Death of the Annuitant
  Death of the Owner
OTHER PROVISIONS OF THE CONTRACT
 Misstatement of Age or Sex
 Owner and Beneficiary
  Owner
  Beneficiary
  Changes and Assignments
 Assignments
 Change of Annuitant Designation
 Texas Optional Retirement Program
 Voting Rights
SUSPENSION OF PAYMENTS OR TRANSFERS
DISTRIBUTION AND OTHER AGREEMENTS
FEDERAL TAX MATTERS
  General
  Our Taxation
  Income Tax Deferral on Increases in Account Value





  Contracts Owned by Other than Natural Persons
  Diversification Requirements
  Investment Control
Distributions from Non-Qualified Contracts
  Penalty tax on Premature Distributions
  Annuity Payments
  Death Benefits
  Multiple Contracts

  Partial 1035 Exchanges
Tax Treatment of Assignments
Gifting a Contract
Withdrawals - Investment Adviser Fees

Tax-Qualified Retirement Plans
  Traditional IRAs and Roth IRAs
  Corporate and Self-Employed ("H.R. 10" and "Keogh")
  Corporate Pension and Profit-Sharing Plans
  403(b) Annuities
Distributions from Qualified Contracts
  Roth IRAs
  Penalty Tax on Pre-retirement Distributions
  Tax Sheltered Annuities - Withdrawal Limitations

  Death Benefits

Federal Income Tax Withholding
ADVERTISING PRACTICES
  FIS Prime Money Fund II Portfolio
  Other Portfolios
OTHER MATTERS
  Financial Statements
  Legal Proceedings
  Transfers by the Company

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
APPENDIX A.  Accumulation Unit Data

                                   DEFINITIONS

Account Value - The value of a Contract during the Accumulation Period.

Accumulation Period - The time between the Contract Date and the Annuity Date.

Accumulation Unit - An accounting unit of measure used to calculate the Account Value in a Separate Account Investment Option.

Annuitant - The natural person on whose life annuity payments are based.

Annuity Date - The date on which annuity payments are scheduled to begin.

Annuity - A series of payments we make to the payee you select. "Fixed" annuity payments are those where we guarantee the dollar amount of each payment. "Variable" annuity payments are those where the dollar amount of each payment may vary to reflect the investment experience of the applicable Separate Account Investment Option.

Business Day - Each day the New York Stock Exchange is open for regular trading. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day. Each Business Day ends at the close of regular trading for the day on the exchange, which usually is 4:00 p.m. Eastern time.

Contract Anniversary - An anniversary of the Contract Date.

Contract Date - The date the Contract takes effect, as shown on the Owner's Contract data page (as the Issue Date).

Contract Month - Each one-month period beginning on the Contract Date and generally on the same day of each month after that.

Contract Quarter - One quarter of a Contract Year. The first Contract Quarter begins on the Contract Date and ends on the last Business Day of the third Contract Month.

Contract Year - One year from the Contract Date and from each Contract Anniversary.

Withdrawal Value - The value of a Contract available during the Accumulation Period upon surrender or withdrawal. Withdrawal Value equals your Account Value reduced by any applicable withdrawal charges, any taxes not previously deducted, and by any annual deductions for the Contract Year.

                                   HIGHLIGHTS

These highlights discuss certain important aspects of the Contract. The rest of this prospectus explains these and other aspects in greater detail. Be sure to read the prospectus and the prospectuses of the Funds for more complete information.

How do investment results affect a Contract?

You invest purchase payments and the Account Value under your Contract in one or more of the investment options we offer. Your Account Value increases or decreases by the amount of any positive or negative return it earns in those options. Your Account Value also will decrease by the amount of all charges and deductions we make under your Contract.

Account Value invested in our Separate Account investment options is not guaranteed, and you bear the entire investment risk under those options. Account Value allocated to our Fixed Account, however, is provided with our guarantees of principal and a minimum 3% rate of interest on an annual basis.

After the Annuity Date, the investment results of our Separate Account will affect the dollar amount of variable annuity payments. If you select a fixed annuity, we will guarantee the amount of each annuity payment.

How much can I (or must I) invest in a Contract?

We generally require you to make a minimum initial purchase payment of $5,000 for Non-Qualified Contracts and $1,000 for Qualified Contracts. You may make additional purchase payments after that, but each additional purchase payment must be at least $100.

We will reduce our minimum purchase payment requirements if you participate in certain automatic investment plans described in this prospectus. We reserve the right to decline any purchase payment and, unless we consent otherwise, the maximum amount of a payment for a Contract cannot exceed $1 million.

Will I have access to my Account Value?

You may take amounts from your Contract's Withdrawal Value at any time up to the Annuity Date. You may surrender (i.e., cancel) your Contract at any time up to the Annuity Date, and we will pay you the Withdrawal Value.

You may take a "free withdrawal amount" from your Account Value each year up to the Annuity Date without the imposition of a Withdrawal Charge. The annual free withdrawal amount is equal to 10% of your purchase payments plus the amount of your Account Value in excess of Purchase Payments (and withdrawal charges) not previously withdrawn.

On the Annuity Date, we will use your Account Value to determine the amount of annuity payments that we will make.

What general income tax consequences will I have from owning a Contract?

A 10% percent federal income tax penalty may apply to the income portion of any distribution that you take from a Non-Qualified Contract before you are age 59 1/2, with certain exceptions. Separate tax withdrawal penalties and restrictions apply to a Qualified Contract.

This prospectus contains more information in the FEDERAL TAX MATTERS section, including a discussion of owner control of the underlying investments in a variable annuity contract and general information on the taxation of death benefits.

What are the charges and deductions under a Contract?

We make the following charges and deductions:

Daily  Deductions  - composed of an  administrative  charge at an annual rate of
 .15% of the daily net assets in each Separate Account Investment Option, and a mortality and expense risk charge at an annual rate of 1.25% of the daily net assets in each Separate Account Investment Option.

Annual Deductions - composed of a contract maintenance charge of $30 and any charges for optional additional benefit riders. After the Annuity Date, the $30 annual charge is made on a monthly basis.

Withdrawal Charge - will be assessed from certain withdrawals of Account Value during the Contract Year of payment and each of the 5 Contract Years after that. The Withdrawal Charge varies for each of the 5 Contract Years, and ranges from 7% of purchase payments in the year of payment to 3% of purchase payments in the fifth Contract Year following payment.

Premium Taxes - no deductions are made for premium or other taxes payable to a state or other governmental entity, unless imposed by the state where you reside.

Fund Expenses - There are deductions and expenses paid out of the assets of the Funds that are described in the accompanying prospectuses for the Funds.

Other Expenses - we also have the right to begin making the following additional charges under the Contracts (which we have decided not to impose for now):

Transaction Fees - currently none, guaranteed not to exceed $25 for each transfer among Investment Options that you make in excess of 12 transfers per Contract Year before the Annuity Date and excess of 6 transfers per Contract Year after the Annuity Date.

Tax Charge - currently none, but we reserve the right to impose charges for other taxes that may be payable and are attributable to the Policies in the future.


SUMMARY OF EXPENSES
---------------------------------------------------------------------------------------------
Owner Transaction Expenses
Sales Load on Purchase Payments                                                         NONE
Withdrawal Charge - as a percentage of purchase                 7% during the Contract Year
payments                                                        of Payment and the next
                                                                following Contract Year,
                                                                reducing by 1% each Contract
                                                                Year thereafter until the





                                                                beginning of the seventh Contract
                                                                Year following payment, when
                                                                the charge applicable to
                                                                Purchase Payment is 0%.

Optional Additional Benefit Charges:
   Best Anniversary Value Death Benefit Rider:                              0.15%
   Extra Protector Death Benefit Rider:                                     0.20%
   Guaranteed Minimum Income Payment Rider:                                 0.25%
   Estate Protector Death Benefit Rider                                 0.20% -0.60%

Annual Contract Maintenance Charge                                         $  30

Separate Account Expenses - as a percentage of average Account Value:
   Administrative Charge                                                    0.15%
   Mortality and Expense Risk Charge                                        1.25%
                                                                           -----
Total Separate Account Annual Expenses                                      1.40%




                   Fund                      Mgmt Fees     12b-1     Other Exp     Total Exp
-------------------------------------------------------------------------------------------------
FIS Prime Money Fund II (4)(5)(8)                 0.50%        none        0.17%       0.67%
VIST U.S. Government Bond                         0.60%        none        1.05%       1.65%
VIST High Income Bond                             0.70%        none        1.48%       2.18%
VIST Matrix Equity                                0.65%        none        0.86%       1.51%
VIST World Equity                                 0.70%        none        1.00%       1.70%
VIST Growth                                       0.70%        none        0.33%       1.03%
VIST Multiple Strategies                          0.70%        none        0.39%       1.09%
VIST Growth & Income                              0.75%        none        0.66%       1.41%
VIST Small Cap Growth                             0.85%        none        0.67%       1.52%
AIM V.I. Growth                                   0.61%        none        0.22%       0.83%
AIM V.I. Capital Appreciation                     0.61%        none        0.21%       0.82%
MFS New Discovery - (initial class) (12)(13)      0.90%        none        0.16%       1.06%
MFS Investors Growth Stock -
  (initial class) (12)(13)                        0.75%        none        0.16%       0.91%
MFS Investors Trust - (initial class) (12)        0.75%        none        0.12%       0.87%
DAM Equity 500 Index                              0.20%        none        0.10%       0.30%
DAM Small Cap Index                               0.35%        none        0.10%       0.45%
Templeton VIPT International Securities (18)      0.67%       0.25%        0.20%       1.12%
Lord Abbett Growth & Income                       0.50%        none        0.52%       1.02%
ACS V.P. Value (1)                                1.00%        none        0.00%       1.00%
MFS New Discovery - (service class)(14)(15)(16)   0.90%       0.20%        0.16%       1.26%
MFS Investors Growth Stock - (service class)      0.75%       0.20%        0.16%       1.11%
  (14)(15)(16)
MFS Investors Trust - (service class)(14)(15)     0.75%       0.20%        0.12%       1.07%





Seligman Communications & Information             0.75%       0.25%        0.12%       1.12%
Fidelity Contrafund (service class)(9)            0.57%       0.25%        0.08%       0.90%
Fidelity Equity-Income (service class)(9)         0.48%       0.25%        0.09%       0.82%
Fidelity Growth Opportunities                     0.58%       0.25%        0.10%       0.93%
  (service class 2) (9)
Tempelton VIPT Growth Securities (18)(19)         0.81%       0.25%        0.06%       1.12%
FIS High Income Bond II (3)(7)                    0.60%        none        0.16%       0.76%
DAM EAFE Index                                    0.45%        none        0.20%       0.65%
ACS V.P. Income & Growth (1)                      0.70%        none        0.00%       0.70%
ACS V.P. International Growth (1)                 1.23%        none        0.00%       1.23%
ACS V.P. Ultra (2)                                1.00%        none        0.00%       1.00%
FIS U.S. Government Securities II (6)(8)          0.60%        none        0.24%       0.84%
Fidelity Growth & Income (9)                      0.48%       0.25%        0.11%       0.84%
Tempelton VIPT Developing Markets Securities (18) 1.25%       0.25%        0.31%       1.81%
Tempelton VIPT Global Health Care (18)(20)        0.57%       0.25%        0.21%       1.03%
INVESCO Dynamics (10)                             0.75%        none        0.34%       1.09%
INVESCO Financial Services (10)                   0.75%        none        0.34%       1.09%
INVESCO Health Sciences (10)                      0.75%        none        0.32%       1.07%
INVESCO Real Estate (10)(11)                      0.90%        none        0.83%       1.73%
MFS Total Return                                  0.75%       0.20%        0.15%       1.10%
MFS Utilities                                     0.75%       0.20%        0.16%       1.11%
PBHG Small Cap Growth                             0.85%        none        0.35%       1.20%
Seligman Small Cap Value (17)                     1.00%       0.19%        0.20%       1.39%



"Total Expenses" for the Portfolios after reimbursement by FVAS for the period ended December 31, 2000, were as follows: VIST Small Cap Growth 1.35%, VIST World Equity 1.20%, VIST Matrix Equity 1.15%, VIST Growth & Income 1.25%, VIST Multiple Strategies 1.08%, VIST High Income Bond 1.20%, VIST U.S. Government Bond 0.85%.

Total Expenses" for the Portfolios before reimbursement by the relevant Fund's investment advisor, for the period ended December 31, 2000, were as follows:
1.09% for the MFS New Discovery Portfolio - Initial Class; 0.92% for the MFS Investors Growth Stock Portfolio - Initial Class; 1.31% for the PBHG Small Cap Growth Portfolio; 1.29% for the MFS New Discovery Portfolio - Service Class; 0.69% for the DAM Small Cap Index Portfolio; 1.06% for the Templeton VIPT Global Health Care Securities Portfolio; 0.92% for the DAM EAFE Index Portfolio; 5.28% for the INVESCO Real Estate Opportunity Portfolio; 1.12% for the MFS Investors Growth Stock Portfolio - Service Class; 0.92% for the FMR Contrafund Portfolio; 0.95% for the FMR Growth Opportunities Portfolio; 0.34% for the DAM Equity 500 Index Portfolio; 0.85% for the FMR Growth & Income Portfolio; 0.83% for the FMR Equity-Income Portfolio; 1.03% for the LA Growth & Income Portfolio; 1.01% for the FIS High Income Bond Fund II Portfolio - Primary Shares; 1.09% for the FIS U.S. Government Securities II Portfolio; & 0.94% for the FIS Prime Money Fund II Portfolio of average daily net assets.

Footnote 1 - For all American Century portfolios The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

Footnote 2 - For American Century Ultra Portfolio Expenses as of May 1, 2001.

Footnote 3 - For FIS High Income Bond Fund II Portfolio Although not contractually obligated to do so, the shareholder services provider waived certain amounts. The total waivers of fund expenses equaled 0.25%.

Footnote 4 - For FIS Prime Money Fund II Portfolio Although not contractually obligated to do so, the adviser and the shareholder services provider waived certain amounts. The total waivers of fund expenses equaled 0.27%.

Footnote 5 - For FIS Prime Money Fund II Portfolio The adviser voluntarily waived a portion of its management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.48% for the fiscal year ended December 31, 2000.

Footnote 6 - For FIS U.S. Government Securities II Portfolio Although not contractually obligated to do so, the shareholder services provider waived certain amounts. The total waivers of fund expenses equaled 0.25%.

Footnote 7 - For FIS High Income Bond Fund II Portfolio Primary Shares did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2000. The shareholder services provider can terminate this voluntary waiver at any time.

Footnote 8 - For FIS Prime Money Fund II and U.S. Government Securities Portfolios The fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2000. The fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2001.

Footnote 9 - For all FMR portfolios Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.

Footnote 10 - For all INVESCO portfolios The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.

Footnote 11 - For the INVESCO Real Estate Opportunity Portfolio Certain expenses of the Fund were voluntarily absorbed by INVESCO pursuant to a commitment to the Fund and INVESCO. This commitment may be changed at any time following the consultation of the Board of Directors. Before absorption, the Fund's other expenses and Total Annual Fund Operating Expenses were 4.38% and 5.28%, respectively, of the Fund's average net assets.

Footnote 12 - For all MFS - Initial Class portfolios Each series has an expense offset arrangement, which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal:1.05% for MFS New Discovery; 0.90% for MFS Investors Growth Stock; and 0.86% for MFS Investors Trust.

Footnote 13 - For MFS New Discovery - Initial Class and MFS Investors Growth Stock - Initial Class portfolios MFS has contractually agreed, subject to reimbursement, to bear expenses for these series such that each such series' "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed the following percentages of the average daily net assets of the series during the current fiscal year: 0.15% for MFS New Discovery and 0.15% for MFS Investors Growth Stock. These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which oversees the series.

Footnote 14 - For all MFS - Service Class portfolios Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees in support of the sale and distribution of service class shares (those fees are referred to as distribution fees).

Footnote 15 - For all MFS - Service Class portfolios Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account those expense reductions, and are therefore higher than the actual expense of the series. Had those fee reductions been taken into account, "Net Expenses" would be lower, and for service class shares would be xxxxxxxx to be: 1.20% for MFS New Discovery; 1.10% for MFS Investors Growth Stock; 1.06% for MFS Investors Trust; 1.00% for MFS Total Return; and 1.10% for Utilities.

Footnote 16 - For MFS New Discovery - Service Class and MFS Investors Growth Stock - Service Class portfolios MFS has contractually agreed, subject to reimbursement, to bear the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above) do not exceed 0.15% annually. These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which oversees the series.

Footnote 17 - For Seligman Small Cap Value portfolio In 2000, the manager, at its discretion, has voluntarily agreed to reimburse annual expenses other than the management fee. Effective March 1, 2001, the manager, at its discretion, has agreed to reimburse expenses other than management and 12b-1 fees which exceed 0.20%.

Footnote 18 - For all Franklin Templeton VIPT portfolios The Fund's class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.

Footnote 19 - For Templeton Growth Securities portfolio The Fund administration fee is paid indirectly through the management fee.

Footnote 20 - For Franklin Global Health Care Securities portfolio The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission.

The purpose of this Table is to assist you in understanding the various costs and expenses that you will bear directly and indirectly. The Table reflects charges and expenses of the Separate Account as well as the Funds. For additional information, see "MORE ABOUT CHARGES AND DEDUCTIONS" on page __ and the Funds prospectuses that accompany this prospectus.

The examples in Chart 1 below assume that you do not elect any of the Optional Death Benefit Riders or the guaranteed minimum income payment rider. The examples in Chart 2 below assume that you elect certain of the riders for the maximum charge.*

CHART 1 EXPENSE EXAMPLES ON A HYPOTHETICAL $1000 INVESTMENT IN THE CONTRACT, ASSUMING 5% ANNUAL RATE OF RETURN IN EXISTING INVESTMENT OPTIONS

                                                       If you surrender                            If you do not surrender
                                           1yr        3 yr        5 yr       10 yr        1yr         3 yr        5 yr       10 yr
                                      ----------------------------------------------------------------------------------------------

FIS Prime Money Fund II                     85        114         146         255          22          69         119         255

VIST U.S. Government Bond                   96        145         197         354          33         100         170         354

VIST High Income Bond                      101        161         223         404          38         116         196         404

VIST Matrix Equity                          94        141         189         341          31          96         162         341

VIST World Equity                           96        147         199         359          33         102         172         359

VIST Growth                                 89        126         165         292          26          81         138         292

VIST Multiple Strategies                    90        128         168         299          27          83         141         299

VIST Growth & Income                        93        138         184         331          30          93         157         331

VIST Small Cap Growth                       94        141         190         342          31          96         163         342

Lord Abbett Growth & Income                 89        125         164         291          26          80         137         291

ACS V.P. Value                              89        125         163         289          26          80         136         289

VIPT International Securities               90        128         169         302          27          83         142         302

DAM Equity 500 Index                        82        103         126         214          19          58          99         214

DAM Small Cap Index                         83        107         134         231          20          62         107         231

MFS New Discovery (initial class)           90        127         166         295          27          82         139         295

MFS Investors Trust (initial class)         88        121         156         276          25          76         129         276

MFS Investors Growth Stock(initial class)   88        122         158         280          25          77         131         280

AIM V.I. Growth                             87        119         154         272          24          74         127         272

AIM V.I. Capital Appreciation               87        119         154         271          24          74         127         271

MFS New Discovery (service class)           92        133         177         316          29          88         150         316

MFS Investors Growth Stock(service class)   90        128         169         301          27          83         142         301

MFS Investors Trust (service class)         90        127         167         297          27          82         140         297

Seligman Communications & Information       90        128         169         302          27          83         142         302





FMR Contrafund (service class 2)            88        122         158         279          25          77         131         279

FMR Equity-Income (service class 2)         87        119         154         271          24          74         127         271

FMR Growth Opportunities (service class 2)  88        122         159         282          25          77         132         282

Temp. VIPT Growth Securities                90        128         169         302          27          83         142         302

FIS. High Income Bond II                    86        117         150         264          23          72         123         264

DAM EAFE Index                              85        114         145         253          22          69         118         253

ACS V.P.Income & Growth                     86        115          --          --          23          70          --         --

ACS V.P.International Growth                91        132          --          --          28          87          --         --

ACS V.P.Ultra                               89        125          --          --          26          80          --         --

FIS U.S. Government Securities II           87        120          --          --          24          75          --         --

FMR Growth & Income                         87        120          --          --          24          75          --         --

Temp VIPT Developing Markets Securities     97        150          --          --          34         105          --         --

Temp VIPT Global Health Care                89        126          --          --          26          81          --         --

INVESCO Dynamics                            90        128          --          --          27          83          --         --

INVESCO Financial Services                  90        128          --          --          27          83          --         --

INVESCO Health Sciences                     90        127          --          --          27          82          --         --

INVESCO Real Estate Opportunity             97        147          --          --          34         102          --         --

MFS Total Return                            90        128          --          --          27          83          --         --

MFS Utilities                               90        128          --          --          27          83          --         --

PBHG Small Cap Growth                       91        131          --          --          28          86          --         --

Seligman Small Cap Value                    93        137          --          --          30          92          --         --


CHART 2

EXPENSE EXAMPLES ON A HYPOTHETICAL $1000 INVESTMENT IN THE CONTRACT, ASSUMING 5% ANNUAL RATE OF RETURN IN EXISTING INVESTMENT OPTIONS AND ASSUMING THE ELECTION OF CERTAIN AVAILABLE RIDERS*

                                                 If you surrender                        If you do not surrender
                                      1yr       3 yr       5 yr       10 yr       1yr       3 yr       5 yr       10 yr
                                    ----------------------------------------------------------------------------------------
FIS Prime Money Fund II                92        135        180        322         29         90        153        322

VIST U.S. Government Bond             103        165        229        415         40        120        202        415

VIST High Income Bond                 108        181        255        461         45        136        228        461

VIST Matrix Equity                    101        161        222        402         38        116        195        402

VIST World Equity                     108        181        255        461         45        136        228        461

VIST Growth                            96        146        198        357         33        101        171        357

VIST Multiple Strategies              101        161        222        402         38        116        195        402

VIST Growth & Income                  100        158        217        393         37        113        190        393

VIST Small Cap Growth                 101        161        223        403         38        116        196        403

Lord Abbett Growth & Income            96        146        198        356         33        101        171        356

ACS V.P. Value                         96        145        197        354         33        100        170        354

VIPT International Securities          97        149        203        366         34        104        176        366

DAM Equity 500 Index                   88        123        160        284         25         78        133        284

DAM Small Cap Index                    90        128        168        300         27         83        141        300

MFS New Discovery (initial class)      96        147        200        360         33        102        173        360

MFS Investors Trust (initial class)    94        141        190        342         31         96        163        342

MFS Investors Growth Stock             95        142        192        345         32         97        165        345
  (initial class)
AIM V.I. Growth                        94        140        188        338         31         95        161        338

AIM V.I. Capital Appreciation          94        139        187        337         31         94        160        337

MFS New Discovery (service class)      98        153        210        379         35        108        183        379

MFS Investors Growth Stock             97        148        202        365         34        103        175        365
  (service class)
MFS Investors Trust (service class)    96        147        200        361         33        102        173        361






Seligman Communications & Information  97        149        203        366         34        104        176        366

FMR Contrafund (service class 2)       95        142        191        345         32         97        164        345

FMR Equity-Income (service class 2)    94        139        187        337         31         94        160        337

FMR Growth Opportunities               95        143        193        347         32         98        166        347
  (service class 2)
Temp. VIPT Growth Securities           97        149        203        366         34        104        176        366

FIS. High Income Bond II               93        138        184        331         30         93        157        331

DAM EAFE Index                         92        134        179        320         29         89        152        320

ACS V.P.Income & Growth                93        136         --         --         30         91         --         --

ACS V.P.International Growth           98        152         --         --         35        107         --         --

ACS V.P.Ultra                          96        145         --         --         33        100         --         --

FIS U.S. Government Securities II      94        140         --         --         31         95         --         --

FMR Growth &Income                     94        140         --         --         31         95         --         --

Temp VIPT Developing Markets          104        170         --         --         41        125         --         --
  Securities
Temp VIPT Global Health Care           96        146         --         --         33        101         --         --

INVESCO Dynamics                       97        148         --         --         34        103         --         --

INVESCO Financial Services             97        148         --         --         34        103         --         --

INVESCO Health Sciences                96        147         --         --         33        102         --         --

INVESCO Real Estate Opportunity       103        167         --         --         40        122         --         --

MFS Total Return                       97        148         --         --         34        103         --         --

MFS Utilities                          97        148         --         --         34        103         --         --

PBHG Small Cap Growth                  98        151         --         --         35        106         --         --

Seligman Small Cap Value              100        157         --         --         37        112         --         --


Do not consider the examples a representation of past or future expenses. Actual expenses may be greater or less than those shown. For example, the examples do not reflect premium tax charges. The impact of the 15% free withdrawal amount is also not reflected because it is not available on a full surrender of a Contract.

*The Extra Protector, Estate Protector and Guaranteed Minimum Income Payment Riders have been included in these calculations.


THERE IS AN ACCUMULATION UNIT VALUE HISTORY (CONDENSED FINANCIAL INFORMATION) CONTAINED IN APPENDIX A.

                      FIRST VARIABLE LIFE INSURANCE COMPANY

We are a stock life insurance company that was organized under Arkansas law in 1968. We engage principally in the business of variable life insurance, variable annuities, and fixed annuities. We hold licenses to sell insurance in 49 states, the District of Columbia and the U.S. Virgin Islands. ILona Financial Group, Inc. ("ILona") formerly known as Irish Life of North America, Inc. owns all of our outstanding stock, and Irish Life & Permanent plc. ("Irish Life & Permanent"), in turn, owns all of ILona. Irish Life & Permanent is a leading life and financial services group in Ireland with total assets of over 27 billion at May 1, 2001.


We have an A (Excellent) rating from A.M. Best Company, an independent firm that analyzes insurance carriers. We also have an A+ rating from Standard and Poor's and an AA- rating from Duff & Phelps Credit Rating Co. on claims paying ability. These ratings only reflect the opinion of the rating company on our relative financial strength, and on our ability to satisfy our obligations under the Policies. The ratings do not reflect the investment performance of the Separate Account, or the degree of risk associated with an investment in the Separate Account.

                              THE SEPARATE ACCOUNT

We authorized the establishment of First Variable Annuity Fund E (the "Separate Account") under Arkansas law on December 4, 1979; and we have registered the Separate Account with the Securities and Exchange Commission ("SEC") as a unit investment trust-type investment company.

The Separate Account's assets belong to us. However, our other creditors could reach only the amount (if any) in the Separate Account that exceeds the current value of our obligations to policyholders who have chosen a Separate Account investment option.

The Separate Account has several different investment options within it. We invest the assets allocated to each investment option in one Portfolio of Funds.


We may add other investment options to the Contracts that, in turn, may be invested in other Portfolios of a Fund, or in portfolios of other mutual funds. We may restrict these other investment options to customers of specified distributors.

                             YOUR INVESTMENT OPTIONS

The Available Options

You may allocate your premium payments and existing Account Value to one or more of our Separate Account investment options and/or to our Fixed Account. The currently available Portfolios for our Separate Account investment options are listed on the cover page of this prospectus. More information, including a discussion of potential risks, appears in the current prospectuses for the Funds, which accompany this prospectus. (The prospectuses for the Funds may also describe other portfolios that are not available under a Contract.) You should read this prospectus and the prospectuses for the Funds carefully before investing in any Separate Account investment option.

The investment objectives and policies of certain Separate Account investment options are similar to the investment objectives and policies of other mutual funds that the investment advisers manage. Although the objectives and policies may be similar, the investment results of the Separate Account investment options may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same advisers.

We may enter into certain arrangements under which we are reimbursed by the Portfolios' advisers, distributors and/or affiliates for the administrative services which we provide to the Portfolios.

We do not guarantee that continued purchase of Portfolio shares will remain appropriate in view of the purposes of the Separate Account. If shares of a Portfolio are no longer available for investment by the Separate Account or if, in our judgment, further investment in the shares should become inappropriate or inadvisable in view of the purpose of the Contracts, we may limit further purchase of the shares or substitute shares of another portfolio or investment vehicle for shares already purchased or to be purchased in the future. We also may, in our discretion, remove Portfolios for transfers or new investments. No substitution of securities may take place without prior approval of the SEC, to the extent required, and in compliance with requirements the SEC may impose.

We may also combine Separate Account investment options or operate them in any form permitted by law, including a form that allows them to make direct investments.

This prospectus generally describes only the Contract and Separate Account investment options. Because of certain exemptions, interests in our Fixed Account are not registered under the securities laws, nor have we registered the Fixed Account as an investment company. Accordingly, the protections of the federal securities laws do not apply to our Fixed Account. We will credit your

Account Values in the Fixed Account with at least a minimum effective rate of interest per year. We may credit additional amounts of "current" interest in our sole discretion. New purchase payments and transfers from the Separate Account to the Fixed Account may each receive different current interest rate(s) than the current interest rate(s) credited to Account Value that has been previously invested in the Fixed Account. We determine current interest rates in advance, and credit interest daily to your Account Value in the Fixed Account.

Transfers Among Investment Options

General Requirements. You may transfer Account Value among investment options by written request or telephone. The minimum amount you may transfer prior to the Annuity Date is the lesser of (a) $1,000 or (b) your entire interest in the applicable investment option. A minimum amount of $1,000 of Account Values must remain in an investment option after a transfer. You should mail, fax or express written transfer requests to our Variable Service Center shown on the front cover of this prospectus. You can also request a transfer by phoning 1-800-228-1035.


Transfer requests must clearly specify the amount to be transferred and the investment options affected. All transfer requests made at the same time for Separate Account investment options will be treated as a single request. The transfer will be effective at the prices we next compute after we receive the transfer request at our Variable Service Center.

Unless we consent no Account Value may be transferred from the Fixed Account to other investment options in any Contract Year until the amount has remained in the Fixed Account for a year.

After the Annuity Date, you may make 6 transfers each Contract Year without charge, subject to certain procedures outlined in the Contract:

 .    from one or more  Separate  Account  investment  options to other  Separate
     Account Investment Options; or

 .    to the Fixed Account.

No transfers are permitted from the Fixed Account to the Separate Account once annuity payments begin.

Automatic Transfer Programs - During the Accumulation Period, you can participate in automatic transfer arrangements, including dollar cost averaging and asset rebalancing programs. You initiate these programs by making a written or telephone request to our Variable Service Center shown on the front cover of this prospectus. We make the automatic transfers on the last business day of whichever of the following intervals you request: quarterly, semi-annually, annually, monthly (for dollar cost averaging only), or at any other interval that we approve. You may make a request to us, at any time, to have automatic transfers terminated.

Automatic transfers from the Fixed Account are subject to the restrictions described above in General Requirements (except that, for dollar cost averaging only, you can transfer up to 100% of your Account Value in the Fixed Account within one Contract Year if you have selected the monthly interval). We currently do not charge you for an automatic transaction program, although we reserve the right to do so in the future.

The dollar cost averaging program permits transfers from the FIS Prime Money Fund II investment option or the Fixed Account to other Separate Account investment options on a regularly scheduled basis. Such systematic transfers may prevent investing too much when the price of securities is high or too little when the price is low. There is no guarantee of this, however.

Also, since systematic transfers, such as dollar cost averaging, involve continuous investment regardless of fluctuating price levels, you should consider your ability to continue purchases through all phases of the market cycle.

The minimum amount, for each dollar cost averaging transfer, is $100. You must have $1,200 of Account Value in the FIS Prime Money Fund II investment option or the Fixed Account, as applicable, before a "dollar cost averaging" program may begin. Transfers from the Fixed Account are also subject to the restrictions above, except that 100% of amounts in the Fixed Account may be systematically transferred before the Annuity Date if transfers are made monthly for a one-year period.

The asset rebalancing program enables you to select the percentage levels of Account Value you wish to maintain in particular investment options. At the intervals you select, we will automatically rebalance your Account Value to maintain the indicated percentages by transfers among the investment options. You must include all of your Account Value allocated to the Separate Account investment options in any asset rebalancing program.

Other investment programs, such as systematic transfers and systematic withdrawals, or other transfers or withdrawals may not work well in concert with the asset rebalancing program. Therefore, you should monitor your use of these programs while the asset rebalancing program is being used. Currently, dollar cost averaging and automatic account rebalancing may not be in effect simultaneously.

We currently do not charge for enrolling in these programs, or impose a transfer charge on transfers of Account Value under the program, but we reserve the right to do so.

Restrictions on Transfers. During the Accumulation Period, generally, you may make an unlimited number of transfers in any Contract Year. Frequent requests to transfer, however, may have a detrimental effect on the value of Portfolio shares held in the Separate Account. We may therefore limit the number of permitted transfers in any Contract Year, or refuse to honor any transfer request for an owner or a group of owners, if:

 . the purchase of shares of one or more of the Portfolios is to be restricted because of excessive trading; or

 . if a specific transfer or group of transfers is deemed to have a detrimental effect on Account Value or Portfolio share prices.

We may also at any time suspend or cancel acceptance of third party transfer requests on behalf of an Owner; or restrict the Investment Options that will be available for such transfers. Notice will be provided to the third party in advance of the restrictions. We will not impose any restrictions, however, if we have received satisfactory evidence that:

 . you, as Owner, have appointed the third party to act on your behalf for all financial affairs; or

 . a court of competent jurisdiction has appointed the third party to act on the Owner's behalf.

We also reserve the right at any time and without prior notice to otherwise modify, suspend or stop the transfer privileges.

Mixed and Shared Funding

We buy shares of the Funds for the Separate Account in connection with the Contracts, and for allocation to separate accounts funding variable annuity policies and other variable life insurance policies issued by us. The Funds offer shares to other insurance companies and to other separate accounts, either affiliated or unaffiliated with us, for the same purpose. In the future, it may conceivably become disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in one or more of the Funds Portfolios simultaneously, if the interests of variable life insurance and variable annuity policy owners differ. The boards of trustees of the Funds intend to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, they or the insurance companies should take in response.

                        MORE ABOUT CHARGES AND DEDUCTIONS

Daily Deductions

Each Business Day, we deduct an administrative charge and a mortality and expense risk charge, both before and after the Annuity Date, that we calculate as a percentage of your Contract's net assets in each Separate Account investment option. The annual rate for the administrative charge is 0.15%, and the annual rate for the mortality and expense risk charge is 1.25%.

Annual Deductions

We make the annual deduction from your investment options in proportion to the amount of your Account Value in each (i.e., on a "pro-rata basis") or by any other method you select and we approve.

For example, we will permit you to have a deduction first taken from one or more pre-selected investment options. You may also request deductions to first be taken from the Separate Account investment option that has had the best investment performance over the prior Contract Month.

The annual deductions are generally taken on each Contract Anniversary during the Accumulation Period, and monthly thereafter, based on your Account Value at that time. If your Annuity Date is not a Contract Anniversary, however, we will calculate the annual deductions on the Annuity Date. Similarly, if you surrender your Contract, or make a total withdrawal at a time other than a Contract Anniversary, we will calculate the annual deductions on the transaction date.

The annual deductions include the following charges:

Annual Contract Maintenance Charge. This charge is $30.00 per Contract Year for each Contract Year.

Optional Additional Benefit Charges. We will deduct additional amounts if you elected to add optional additional benefit riders to your Contract. Charges for the riders will be separately stated in your Contract. The charges for currently offered riders are: 0.15% of your Account Value for the Best Anniversary Value Death Benefit Rider; 0.20% of your Account Value for the Extra Protector Death Benefit Rider; 0.25% of your Account Value for the Guaranteed Minimum Income Payment Rider; and 0.20% to 0.60% of your Account Value for the Estate Protector Death Benefit Rider. The charges for a rider are not taken for any Contract Year that begins after:

 . the date annuity payments begin and the rider terminates; or

 . the date the rider otherwise terminates.

Withdrawal Charge

We may assess a withdrawal charge if you withdraw Account Value or surrender your Contract during the five Contract Year period following a purchase payment.

We determine the withdrawal charge by applying the percentages shown in the Summary of Expenses table in the "Highlights" section of this prospectus to the purchase payments we deem withdrawn or surrendered. Purchase payments are deemed withdrawn or surrendered in the order in which they are made. We take withdrawal charges from your investment options on a pro-rata basis, or by any other method you select and we approve.

If the Account Value remaining in an investment option after a partial withdrawal is insufficient to cover the applicable withdrawal charge, we will deduct the charge from the amount withdrawn.

Free Withdrawal Amount. We will not assess a withdrawal charge on a partial withdrawal of Account Value until the amount withdrawn for that Contract Year exceeds a "free withdrawal amount" equal to 10% of your purchase payments still subject to the withdrawal charge, plus the excess of Account Value over your purchase payments (and applicable withdrawal charges) not previously withdrawn.

The unused portion of the "free withdrawal amount" for one Contract Year does not carry over to the next Contract Year.

The free withdrawal amount is not available on withdrawal requests that would result in less than $1,000 of remaining Account Value in a Separate Account investment option.

Waiver of Withdrawal Charge. We will waive the withdrawal charge:
 . if any death benefits are paid; or

 . if your Account Value is applied to an Annuity Option.

We also will waive the withdrawal charge (where permitted):

 . if you or your spouse is diagnosed with a terminal illness (we may require evidence of such illness, including an examination by a licensed physician of our choice); or

 . after the first Contract Year, if you or your spouse is confined in a qualifying nursing home for 90 consecutive days immediately preceding the Contract Anniversary.

To qualify for a waiver of charges based on confinement in a qualifying nursing home, you or your spouse must never have been confined in a qualifying nursing home at the time you apply for a Contract.

The availability and requirements of the terminal illness and/or nursing home waiver may vary from state to state. Your Contract will contain a complete description of changes and requirements for any terminal illness and nursing home waiver.

Premium Taxes

We will deduct premium taxes or other taxes payable to a state or other governmental entity from your Contract. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin. We currently intend to deduct premium taxes when incurred. Premium taxes generally range from 0% to 4%.

Other Charges and Expenses

Fund Expenses. Our Separate Account purchases shares of the Portfolios of the Funds at net asset value, which reflects investment management fees, other operating expenses and any expense reimbursement paid by an investment adviser to the applicable Portfolio. (See "Highlights - Fund Expenses.")

Income Taxes. While we currently do not reduce Account Value for federal income taxes of the Separate Account, we reserve the right to do so, if we determine that we will incur a tax because of the operation of the Separate Account. We will deduct for any income taxes incurred as a result of the operation of the Separate Account whether or not our possible reserve for taxes was sufficient.

We will deduct any withholding taxes required by applicable law when amounts are distributed from a Contract.

Special Service Fees. We do not charge you for special services, such as additional reports, dollar cost averaging, and asset rebalancing. Although we do not currently intend to do so, we reserve the right to charge you for these special services in the future.

Elimination, Reduction or Refund of Charges and Deductions

We may eliminate, reduce, or refund any charges and deductions on a Contract when sales of Contracts are made to certain individuals or to group and sponsored arrangements. We will do this when we expect savings of sales, administration or other expenses, or a reduction in the level of risks we expect to assume under the Contracts. (This prospectus describes such groups under "Group and Sponsored Arrangements" below.) We determine any such adjustment to charges and deductions after examination of relevant factors such as:

 . the size and type of group, because large numbers of Contracts tend to lower our per-Contract expenses;

 . the total amount of premium payments to be received, because certain expenses tend to be a smaller percentage of larger premium payments;

 . any prior or existing relationship we have with the purchaser, because of the likelihood of reduced marketing and implementation expenses;

 . other circumstances, of which we are not presently aware, which could result in reduced expenses; and

 . after a Contract is issued, if we anticipate expenses for later Contract
   Years that are lower than initially projected.

We also may eliminate, reduce or refund charges and deductions when we issue a Contract to an officer, director, employee or agent of ours or any of our affiliates. We do not, however, guarantee any adjustment in charges and deductions, and any adjustment may vary by group.

All adjustments will be made under our uniform administrative rules then in effect. In no event will adjustments to charges or deductions be permitted if the adjustment would be unfairly discriminatory to any person.

Group and Sponsored Arrangements. Group arrangements include those in which a trustee, employer, association or similar entity purchases individual Contracts covering a group of individuals on a group basis. An example of such an arrangement is a non-tax qualified deferred compensation plan. Sponsored arrangements include those in which an employer, an association or similar entity permits the Company to offer Contracts to its employees or members on an individual basis.

Gender-Neutral Policies. In 1983, the United States Supreme Court decided in Arizona Governing Committee v. Norris that certain annuity contracts may not be used to fund certain employee benefit programs where the contracts provided values and benefits that varied with the gender of the participant. We may therefore offer Contracts that do not vary by gender for use in connection with certain employee benefit programs. We recommend that any employer proposing to offer the Contracts to employees under a group or sponsored arrangement consult its attorney before doing so.

We may also offer the Contract with provisions and charges that are gender neutral in states where required, and where the "unisex" version of the Contract has been approved. Currently, the State of Montana prohibits the use of actuarial tables that distinguish between men and women in determining premiums and annuity benefits.

Purpose of Contract Charges

We have designed the Contract charges to cover our direct and indirect costs of selling, administering and providing benefits under the Contracts. Taken together, these charges are also designed to compensate us for the risks we assume. These include:

 . mortality risks (such as the risk that Contract owners may, on average, die before we expect, or Annuitants may, on average, live longer than we expect, thereby increasing the amount of claims we must pay);

 . investment risks (such as the risk that adverse investment performance will make it more costly for us to provide the death benefits under the Contracts or reduce the amount of our asset-based fee revenues below what we anticipate);

 . sales risks (such as the risk that we sell fewer Contracts and receive lower net revenue than we expect, thereby depriving us of expected economies of scale);

 . regulatory risks (such as the risk that tax or other regulations may be changed in ways adverse to issuers of annuity contracts); and expense risks

   (such as the risk that the costs of administrative services that we must provide will exceed what we currently project).

If, as expected, the charges we collect from the Contracts exceed our total costs concerning the Contracts, we earn a profit. Otherwise, we incur a loss. We have set the current and maximum rates of certain of our charges with reference to estimates of the amount of specific types of expenses or risks that we will incur. In some cases, this prospectus identifies such expenses or risks in the name of the charge: e.g., the administrative charge, contract maintenance charge, and mortality and expense risk charge.

However, the fact that any charge bears the name of a particular expense or risk does not mean the amount we collect from that charge will never be more than the amount of such expense or risk. It also does not mean that we may not be compensated for such expense or risk out of any other charges deducted under terms of the Contracts.

                                  THE CONTRACT

Application and Issuance of a Contract

If you wish to purchase a Contract, you must submit an application to our Variable Service Center, together with the minimum required initial Purchase Payment. You select:

 . the Annuitant, Annuity Date, and Annuity Option;

 . the investment options to which we will allocate your purchase payment;

 . the Beneficiary who will receive death benefits under the Contract if you die during the Accumulation Period; and

 . any optional additional benefit riders.

We generally will not issue  Contracts to owners and  Annuitants  older than age
85. We will review an application under our underwriting rules, and we may request additional information or reject the application. We will not retain a purchase payment for more than 5 business days while processing an incomplete application unless the purchaser has authorized us to do so. If we decline an application, we will refund any purchase payment made.

If you or the Annuitant is older than age 70 1/2, you should consult with a qualified tax adviser on the impact of minimum distribution requirements under your tax-qualified retirement plan before purchasing a Qualified Contract. Any required annual minimum distribution amount should be withdrawn from your existing tax qualified retirement plan before amounts are transferred to purchase a Qualified Contract. (See "FEDERAL TAX MATTERS - Withdrawals from Qualified Contracts.")

"Free Look Right." You have the right to review your Contract during an initial inspection period specified in the Contract and, if dissatisfied, to return it to us or to the agent through whom you purchased it. We will refund the Account Value on a Contract returned during the permitted period, unless state law requires a different amount. The "free look" period is typically 10 days, but may be greater depending on state requirements.

Purchase Payments

General Requirements. Your initial purchase payment is due on the Contract Date and is generally required to be at least $5,000 for Non-Qualified Contracts and $1,000 for Qualified Contracts. Each subsequent purchase payment is generally required to be $100. We reserve the right to decline any purchase payment, and, unless we consent otherwise, the maximum permitted purchase payment is $1 million.

Automatic Investment Plan. We will permit you to pay lower purchase payments for a Contract if you choose to make payments by pre-authorized transfers from a checking account. If you so choose, we will lower our initial purchase payment requirements:

 . to $1,000 for a Non-Qualified Contract, as long as you furnish us with bank draft instructions for subsequent purchase payments of at least $100 each; and

 . to $500 for a Qualified Contract, as long as you furnish us with bank draft instructions for subsequent purchase payments of at least $100 each.

We will require, however, that the checking account be with a bank that is a member of the Automated Clearing House (ACH). If you choose this method of making payment, your purchase payments may only be allocated initially to Separate Account investment options, although you may later transfer Account Value to the Fixed Account.

We may further reduce our minimum purchase payment requirements for automatic investment plans under certain group sponsored arrangements. We also may suspend or end your participation in the automatic investment if there are insufficient funds in the checking account to cover any transfer.

Allocation of Purchase Payments

General. We allocate the purchase payments you make (after any deductions) to the investment options you select. We use "Accumulation Units" to keep track of your interest in any Separate Account investment option you select. We determine the number of Accumulation Units credited to a Contract by dividing the amount allocated to a Separate Account investment option by the value of the applicable Accumulation Unit next determined after receipt of your purchase payment. We calculate Accumulation Unit Values as of the end of each Business Day. Purchase payments allocated to the Fixed Account are credited in dollars. Premium payments are generally allocated to the Separate Account or the Fixed
Account as of the later of the Contract Date or the date we receive your payment.

Delayed Investment Allocation Date. We reserve the right to allocate purchase payments to the FIS Prime Money Fund II investment option for an investment delay period before they will be invested (together with any investment gain) in any other investment option(s) you designate. In that case, we would reallocate your Account Value to the investment options you have selected at the end of your Contract's "free look" period. We would measure the investment delay period from the date your Contract is issued from our Variable Service Center and would include up to 5 extra days in addition to the applicable "free look" inspection period to provide time for mail or other delivery of the Contract to you.

If we elect to delay your investment allocation date, your Contract will contain a provision to that effect.

Telephone Transactions

You may initiate various transactions by calling 1-800-228-1035. These are: transfers of Account Value, notification of a change in your address, change of premium allocations among investment options, partial withdrawal requests, and systematic withdrawals. You may authorize your representative to make these calls on your behalf.

You may also call 1-800-59-FUNDS for current Accumulation Unit values, current Account Value, and for telephone transfers of Account Value.

If you own a Contract jointly with another owner, unless both owners have advised us to the contrary, we will accept instructions from either one of the joint owners.

We will use reasonable procedures (such as requiring identifying information from the caller, tape recording the telephone instructions, and providing written confirmation of the transaction) in order to authenticate instructions communicated by telephone. You will be responsible for any telephone instructions we reasonably believe to be genuine. Therefore, you will bear any losses arising from any errors in the communication of instructions. If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable to you for any losses due to dishonored or fraudulent instructions. We may modify or terminate our procedures for telephone transactions at any time.

                          CONTRACT BENEFITS AND VALUES

Determination of Account Value

Your Account Value under a Contract includes its value in the Separate Account and in the Fixed Account. Your Account Value in a Separate Account investment option at any time before the Annuity Date equals the number of Accumulation Units you hold in that option multiplied by the then-current value of one such Accumulation Unit. We compute this value in such a way that the investment return on your Account Value in any Separate Account investment option will differ from the total return achieved by the underlying Fund Portfolio only by the amount of the charges and deductions we make under your Contract from that investment option.

Your Account Value in the Fixed Account investment option earns fixed rates of interest as described elsewhere in this prospectus. Your Account Value in the Fixed Account will increase by the amount of such interest, but will decrease by the amount of any charges or deductions that we take from that account for your Contract.

Your Account Value in any investment option will also vary by the amount of transfers we make among those components of Account Value in response to requests that you make. Your Account Value in each investment option also will increase by the amount that you direct to that option from your purchase payments and will decrease by the amount of any withdrawals that you take from that option (including any applicable withdrawal charges).

Death Benefits Before the Annuity Date

Death of the Annuitant. We generally do not pay a death benefit if you are not the Annuitant and the Annuitant dies before the Annuity Date. Instead, you may designate a new Annuitant within 30 days of the Annuitant's death. If you do not, you will become the Annuitant. If you are a non-natural person, however, the death of the Annuitant is treated as your death and a new Annuitant cannot be designated.

Death of the Owner. If we receive proof that you or your Joint Owner have died before the Annuity Date, we will pay a death benefit to the Beneficiary. (If you are a non-natural person, we will consider the Annuitant to be "you" for determining a death benefit.) The death benefit is determined at the close of the Business Day in which we receive due proof of death at the Variable Service Center. You may elect for the death benefit to be paid in a single sum or under one of our other Annuity Options. If no such election is in effect, the Beneficiary may make an election during a 60-day period following our receipt of proof of death. We will hold up payment of the death benefit in the meantime.


If the Beneficiary is your spouse, he or she may elect to become the owner of your Contract. If so, the Contract will continue in effect and we will not then determine a death benefit. We will pay the entire death benefit within 5 years of the date of your death unless the Beneficiary elects to have the death benefit payable under an Annuity Option based on his or her life or lifetime expectancy; and distributions start within one year after the date of death.

The death benefit amount is the greater of:

 . the BASIC DEATH BENEFIT; or
 . the death benefit amount under any optional death benefit rider in effect.

If your Contract is owned jointly:
 . we will determine a death benefit only when the first owner dies before the
   Annuity Date; and
 . optional death benefit riders will not be available.

BASIC DEATH BENEFIT. The Basic Death Benefit before the Annuity Date is the greater of:

 . the Purchase Payments, less any withdrawals including any applicable
   Withdrawal Charges.
 . the Account Value;
 . the Account Value as of the first day of the current 5 Contract Year period plus any Purchase Payments made since that day and less any amounts withdrawn since that day. The first 5 Contract Year period begins on the Contract Date, the second 5 Contract Year period begins on the 5th Contract Anniversary, and so forth.

Optional Death Benefit Riders. We intend to offer one or more optional death benefit riders, subject to regulatory approval in your local area and to our underwriting and issuance standards. For more complete information about the following riders and their availability, you should consult your sales representative or request a copy of the form of the rider. Coverage under these riders provides our guarantee of a minimum death benefit amount. The guaranteed amount will vary by the form of rider you select. (Owners of Contracts issued before May 1, 1999 were permitted to purchase an optional Annual Enhanced Death Benefit Rider that provided a different guaranteed amount.) Annual Deductions from your Account Value increase if you purchase an optional death benefit rider.

You may generally select an optional death benefit rider only at the time you purchase a Contract. We may also offer one or more optional death benefit riders from time to time after you purchase a Contract.

Best Anniversary Value Death Benefit. To elect the Best Anniversary Value Death Benefit Rider, the owner must be age 79 or younger when the Contract is issued. The Best Anniversary Value Death Benefit before the Annuity Date is based on the maximum adjusted Anniversary Value Death Benefit we previously determined prior to your death:

 .    plus the sum of any purchase  payments you paid for your Contract after our last determination date prior to the date of your death; and

 .    less any withdrawals of Account Value after our last  determination date to the date of your death; and

 .    less any charges on these withdrawals.

On the Contract Date, the Anniversary Value Death Benefit is equal to the Account Value. We determine an Anniversary Value Death Benefit Value on each Contract Anniversary Date up to the Contract Anniversary on or next following your 80th birthday. The Anniversary Value Death Benefit is based on your Contract's then current Account Value, adjusted for any purchase payments you made, and the amount of withdrawals (and charges on withdrawals) taken from Account Value. As set forth above, we will also adjust any previously determined Anniversary Value Death Benefit at that time to reflect purchase payments, withdrawals of Account Value, and charges on these withdrawals, from the date of our last determination.

The Best Anniversary Value Death Benefit ends on the Annuity Date. Unless we agree otherwise, it will also end if you change the owner of your Contract.

Extra Protector Death Benefit. To elect the Extra Protector Death Benefit Rider, the owner must be age 79 or younger when the Contract is issued. The Extra Protector Death Benefit before the Annuity Date is the higher of:

 .    the  maximum  adjusted  Anniversary  Value Death  Benefit;  or . a "roll-up value" that we compute as described below.

We compute the maximum adjusted Anniversary Value Death Benefit in the same manner as under the Best Anniversary Value Death Benefit rider. The "roll-up value" is the sum of:

 .    your  adjusted  purchase  payments  (i.e.,  all  amounts  you paid for your
     Contract less any withdrawals of Account Value, and less any charges on your withdrawals of Account Value); and

 .    interest  accumulated  at an  annual  rate of 5.0%  to the  earlier  of the
     Contract Anniversary on or next following your 80th birthday or the date of your death.

The Extra Protector Death Benefit ends on the Annuity Date. Unless we agree otherwise, it will also end if you change the owner of your Contract.

Estate Protector Death Benefit. To elect the Estate Protector Death Benefit Rider, the Owner must be age 79 or younger when the Contract is issued. If the Owner is 60 years old or less on the Contract Date, the Estate Protector Death Benefit before the Annuity Date is:

 .    the Death Benefit under the Contract without regard to the Estate Protector
     Death Benefit; plus

 .    the Account Value  calculated  as of the Death Benefit Date minus  Purchase
     Payments, and that amount multiplied by 40%.


If the Owner is more than 60 years old but less than 80 years old on the Contract Date, the Estate Protector Death Benefit before the Annuity Date is:

 . the Death Benefit under the Contract without regard to the Estate Protector
   Death Benefit; plus
 . the Account Value calculated as of the Death Benefit Date minus Purchase
   Payments, and that amount multiplied by 25%.

The maximum benefit payable as a result of this rider shall not exceed the amount of net Purchase Payments. The Estate Protector Death Benefit ends on the Annuity Date. Unless we agree otherwise, it will also end if you change the owner of your Contract.

The Estate Protector Death Benefit is not available for use with an IRA contract (including Roth IRAs).


Surrender and Withdrawals

Surrender. You may surrender your Contract for its entire Withdrawal Value at any time before the Annuity Date by a signed written request conforming to our administrative procedures. We calculate the Withdrawal Value as of the close of the Business Day when your surrender request is received at our Variable Service Center. The Withdrawal Value equals your Account Value reduced by any applicable withdrawal charges, any taxes not previously deducted, and by any annual deductions for the Contract Year. Our liability to pay any death benefit ends when you surrender your Contract.

Withdrawals. You may make a partial withdrawal of the Contract's Withdrawal Value (minimum $1,000, or your entire interest in a Separate Account investment option, if less) before the Annuity Date. If a withdrawal request is made that reduces the remaining Withdrawal Value below $1,000, we may deem the Contract surrendered. In such event, the Contract will end and we will pay you the Withdrawal Value of the Contract. Unless we consent, you may not make a partial withdrawal that would result in less than $1,000 remaining in a Separate Account investment option.

We will take any withdrawals from your Contract's investment options on a pro-rata basis, unless you make a request in writing in advance for a different method. We reserve the right to approve or disapprove any such request.

Systematic Withdrawals. You may elect to take partial withdrawals under a systematic withdrawal program by either written or telephone request. Under the program, systematic withdrawals are made on the same day (or next Business Day) of each month or quarter. Systematic withdrawals may be transferred automatically to your bank account if your bank is a member of the Automated Clearing House (ACH). Systematic withdrawals are not allowed simultaneously with a dollar cost averaging program.

We do not currently impose a fee for systematic withdrawals, but may do so in the future.

We reserve the right to modify, suspend or eliminate the systematic withdrawal program at any time.

Partial withdrawals during a Contract Year that exceed the "free withdrawal" amount are subject to a withdrawal charge. (See the discussion in the "Withdrawal Charge-Free Withdrawal Amount" section of this prospectus.)

Payment of Proceeds

We ordinarily will pay any Withdrawal Value (or death benefit proceeds) from the Separate Account investment options within 7 days after receipt by our Variable Service Center of a request (or proof of death), and all other required elections and documentation in a form satisfactory to us. However, we may delay payment or transfers from a Separate Account investment option in certain circumstances. (See "Suspension of Payments and Transfers.")

Tax Withholding and Tax Penalties. All distributions from your Contract, or portions thereof, which are included in your gross income are subject to federal income tax withholding. We will generally withhold federal taxes at the rate of 10% from each distribution, unless you have previously provided us with a written election not to have taxes withheld or to have taxes withheld at a different rate. Mandatory withholding rules apply to certain distributions from Qualified Contracts issued to 403(b) plans and 401 plans. Additionally, the Internal Revenue Code provides that a 10% penalty tax may be imposed on certain early surrenders and withdrawals. See the FEDERAL TAX MATTERS section of this prospectus for a general discussion.

Annuity Benefits

General. We will make annuity payments after the Annuity Date to the Annuitant unless you designate a different payee when you purchase a Contract. You may also designate a payee, or change a previously designated payee, by sending a written notice to the Variable Service Center at least 30 days before the Annuity Date.

Annuity Options. You elect the Annuity Option and may change it by written request to our Variable Service Center at least 30 days before the Annuity Date. If no Annuity Option election is in effect 30 days before the Annuity Date, we will make Annuity payments under Option B as a life Annuity with a 120 month period certain.

You can choose from the following Annuity Options, or any other option we approve:

OPTION A - Life Annuity. Monthly payments during the lifetime of the Annuitant. Annuity payments cease when the Annuitant dies.

OPTION B - Life  Annuity  with  Periods  Certain of 60, 120,  180 or 240 Months.
Monthly payments during the lifetime of the Annuitant, and in any event guaranteed for 60,

120, 180 or 240 months certain, as selected.

OPTION C - Joint and Survivor Annuity. Monthly payments during the joint lifetime of the Annuitant and a designated second person. At the death of either payee, Annuity payments continue to the survivor payee. The survivor's Annuity payments will equal 100%, 75%, 66 2/3% or 50% of the amount payable during the joint lifetime, as chosen.

OPTION D - Joint and Contingent Annuity. Monthly payments during the lifetime of the Annuitant and continued during the lifetime of a designated second person, if alive, after the Annuitant's death. The second person's Annuity payments will equal 100%, 75%, 66 2/3 or 50% of the amount payable, as chosen.

OPTION E - Fixed Payments for a Period Certain. Monthly payments of a fixed amount for any specified period (at least 5 years but not exceeding 30 years), as chosen.

Form of Annuity Payments. Annuity Options A, B, C & D are available for "fixed" Annuity payments, "variable" Annuity payments or a combination of both. Annuity Option E is available for fixed Annuity payments only. You may make a selection of the form of Annuity payments by sending a written request to our Variable Service Center no later than 7 calendar days before the Annuity Date. If you do not, we will make a combination of Fixed Annuity payments and variable Annuity payments to reflect the allocation of your Account Value among the Fixed Account and the Separate Account investment options. (We will, however, transfer your Account Value to the Fixed Account before making payments under Annuity Option E.)

Annuity Date. You select the Annuity Date when you purchase a Contract, and may later change it by sending a written request to our Variable Service Center at least 30 days before the existing Annuity Date.

If the selected Annuity Date occurs when the Annuitant is at an advanced age, such as over Age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. If your Contract is a Qualified Contract, you should select an Annuity Date that is consistent with the requirements of your tax-qualified retirement plans. A qualified tax advisor should be consulted for more information.

Annuitization Bonus. We will increase your Account Value by an "Annuitization Bonus" when Account Value is applied to an Annuity Option. The increase will be based on your Account Value at the end of the Business Day immediately preceding the Annuity Date.

We determine the Annuitization Bonus rate for a Contract at the time of issue, but the Bonus may be modified, reduced or eliminated for subsequently issued Contracts. On the date of this prospectus, the Annuitization Bonus rate is 3% of Account Value. We will pro-rate any increase among your Contract's investment options on the Annuity Date. Under current federal income tax rules, this increase is deemed "income" on a Contract. (See "FEDERAL TAX MATTERS") Calculation of Annuity Payments. The initial dollar amount of an Annuity payment is based on the Account Value (except as provided in your Contract) applied to a specific Annuity Option and the annuity tables in your Contract. The annuity tables for variable Annuity payments are based on a 3% assumed investment rate. If the actual net investment rate exceeds 3%, variable Annuity payments increase. Conversely, if the actual rate is less than 3%, variable Annuity payments decrease. Variable Annuity payments will reflect the performance of your Contract's Separate Account investment options. Other assumed investment rates may be available. We reserve the right to pay Annuity payments in one sum when the remaining payments are less than $5,000 (or other minimum amount we may establish). We may also change the frequency of payments when the Annuity option elected results in periodic payments of less than $200.


Guaranteed Minimum Income Payment Rider. To elect the Guaranteed Minimum Income Payment Rider, the owner must be age 79 or younger when the Contract is issued. This optional additional benefit guarantees a minimum fixed lifetime Annuity payment for an additional annual charge. You may select this rider only at the time you purchase a Contract, and you may elect to begin payments under this rider only within a 30-day period following the 7th or later Contract Anniversary. In addition, payments under the rider may not begin until the Anniversary Date on or immediately following the Annuitant's 60th birthday, nor may they begin after the Annuitant's 91st birthday.

Guaranteed Monthly Income Payments are made either:

 .    for the  lifetime of a single  Annuitant  or for 120 months,  whichever  is longer;  or

 .    for the lifetime of two Annuitants or for 240 months, whichever is longer.

GMIP VALUE. The amount of a fixed annuity payment payable as a Guaranteed Minimum Income Payment is based on the "GMIP Value," less any premium taxes, that is applied to the GMIP Annuity Tables stated in the rider.

We determine a GMIP Value each year up to, and including, the Anniversary Date on or immediately following the Annuitant's 80th birthday (the "Age 80 Anniversary Date"). After that, the GMIP Value is based on GMIP Value on the Age 80 Anniversary Date:

 .    plus any Purchase  Payments we receive after the Age 80 Anniversary Date; .
     less a proportional reduction for any withdrawals of Account Value after the Age 80 Anniversary Date.


The GMIP Value up to the Age 80 Anniversary Date is the greater of: . the "Best Anniversary Value" in effect; or . the "Roll-Up Value" in effect.

Best Anniversary Value - based on the highest "Anniversary Value Amount" in effect. We determine an Anniversary Value Amount, and adjust previously determined Anniversary Value Amounts, each year up to, and including, the Age 80 Anniversary Date. An Anniversary Value Amount equals the Account Value at the time of determination. Previously determined Anniversary Value amounts reflect:

 . an increase for any Purchase Payments we received minus our last determination; and
 . a proportional reduction for any withdrawals of Account Value since our last determination.


Roll-Up Value - based on:

 . Purchase Payments; and
 . a proportional reduction for any withdrawals of Account Value (including charges) attributable to Purchase Payments; and . interest accumulated at an annual rate of 5.0%.

Proportional Reductions - based on the ratio that a withdrawal of Account Value, including charges on the withdrawal, bears to the total Account Value before the withdrawal.


GMIP Annuity Tables - based on the 1983a Annuity Mortality Table (40% Male, pivotal age 65) and a benchmark rate of 2.5% per year, compounded annually. The level of income provided under these tables is based on conservative actuarial factors, and may often be less than the level that would be provided by applying the Account Value to other tables. If more favorable to the Annuitant, we will determine monthly income by applying Account Value to our current fixed annuity payment rates for the annuity option selected.

GMIP Value does not guarantee performance of any Investment Option in your Contract, and cannot be used to increase the amounts available for withdrawal, surrender or as a death benefit before the Annuity Date. The GMIP Value is not increased by the amount of any Annuitization Bonus.

Death Benefits after the Annuity Date

Death of the Annuitant. Any remaining Annuity payments under Annuity Options B or E are made to the Beneficiary. The Beneficiary may elect to receive the commuted value of the remaining Annuity Payments in a single sum instead. We determine the commuted value by discounting the remaining Annuity Payments at the then current interest rate used for commutation.

Death of the Owner. No death benefits are provided under a Contract if you die after the Annuity Date, unless you are also the Annuitant and Annuity payments are made under Annuity Options B or E. Upon the death of an Owner on or after the Annuity Date, any remaining Annuity Payments will be made at least as rapidly as prior to the Owner's death.

                        OTHER PROVISIONS OF THE CONTRACT


Misstatement of Age or Sex

If the age or sex of the Annuitant is misstated, we may change the annuity benefits to those that correspond with the correct age and sex.

If the misstatement is discovered after the Annuity Date:
 . we will deduct the amount of any over payments against remaining annuity payments; and
 . we will pay the amount of any under payments in a single sum with the next
   Annuity Payment.

Owner and Beneficiary

Owner. The Contract application names the Contract owner, who in turn may name a new owner at any time before the Annuity Date. At the death of the owner, the designated Beneficiary becomes the owner. Because the owner has the authority to exercise most rights under a Contract, this prospectus generally refers to the owner when it refers to "you" or "your." We will permit the Contract to be owned jointly if one owner is the spouse of the other, and we will generally assume that each owner has the authority to act for all owners. However, we may require the written consent of all owners for certain transactions, such as an assignment of a Contract.

Beneficiary. The Contract application also names the Beneficiary under the Contract and any contingent Beneficiary. You may change the Beneficiary of the Contract (other than an irrevocably named Beneficiary) at any time before death benefits are payable. If your Contract is owned jointly by two spouses, we will treat each spouse as the designated beneficiary for any death benefits that may be payable upon the death of the other, unless you tell us otherwise.

Changes and Assignments. A change of owner or Beneficiary requires a written request satisfactory to us that is dated and signed by all of the owners. The change will take effect on the date it is signed, but is subject to all payments made and actions taken by us under the Contract before we receive the request at our Variable Service Center.

Assignments

The owner may assign (transfer) the owner's rights in a Contract to someone else. An assignment requires a written request signed by all of the Contract's owners. An assignment will take effect only when we record it at our Variable Service Center. We have no responsibility for any assignment not submitted for recording; nor for the sufficiency or validity of any assignment.

Unfavorable tax consequences, including recognition of taxable income and the imposition of a 10% penalty tax may result from transferring ownership or making an assignment. In addition, Qualified Contracts owned by tax-qualified retirement plans may be subject to mandatory assignment restrictions.

Therefore, you should consult with a qualified tax adviser before transferring your Contract.

Change of Annuitant Designation

You may designate a new Annuitant before the Annuity Date, but not if a non-natural person owns the Contract.

Texas Optional Retirement Program

A Contract issued to a participant in the Texas Optional Retirement Program ("ORP") contains an ORP endorsement that amends the Contract to provide that:

 .    if for any reason a second  year of ORP  participation  is not  begun,  the total amount of the State of Texas' first-year contribution will be returned to the appropriate institute of higher education upon its request; and

 .    no  benefits  will  be  payable,  through  surrender  of  the  Contract  or otherwise, until the participant dies, accepts retirement, terminates employment in all Texas institutions of higher education or attains the age of 70 1/2.

The value of the Contract may, however, be transferred to other contracts or carriers during the period of ORP participation. A participant in the ORP is required to obtain a certificate of termination from the participant's employer before the value of a Contract can be withdrawn.

Voting Rights

We will vote the shares of the Portfolios held by the Separate Account at regular or special meetings of the Portfolio's shareholders in accordance with instructions received from you and other owners having the voting interest in the affected Portfolio(s). We compute the number of votes that an owner has the right to instruct for a particular Portfolio by dividing the owner's Account Value in that Portfolio by that Portfolio's net asset value per share. We will vote a Portfolio's shares held in our Separate Account for which we do not receive instructions, as well as shares held in our Separate Account that are not attributable to owners in the same proportion as we vote that Portfolio's shares held in the Separate Account for which we have received instructions.

                       SUSPENSION OF PAYMENTS OR TRANSFERS

We reserve the right to suspend or postpone payments for withdrawals or transfers from the Separate Account investment options for any period when:

 . the New York Stock Exchange is closed;
 . trading on the New York Stock Exchange is restricted;
 . an emergency exists that makes it impracticable to dispose of Separate
   Account securities or determine the Separate Account net asset values; or . any other period when so ordered by the Securities and Exchange Commission for the protection of Owners.

We reserve the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months after we receive the transaction request.

                        DISTRIBUTION AND OTHER AGREEMENTS

First Variable Capital Services, Inc. ("FVCS"), 2122 York Road, Oak Brook, Illinois 60523, acts as distributor of the Contracts. FVCS, our wholly owned subsidiary, was incorporated in Arkansas on July 26, 1991. It is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. FVCS offers the Contracts on a continuous basis.

We and FVCS have agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The commissions payable to a broker-dealer for sales of the Contract may vary with the sales agreement, but are not expected to exceed 7.00% of purchase payments. Broker-dealers may also receive expense allowances, wholesaler fees, bonuses and training fees.

                               FEDERAL TAX MATTERS
General

BECAUSE OF THE COMPLEXITY OF THE LAW AND BECAUSE TAX RESULTS WILL VARY ACCORDING TO YOUR IDENTITY AND STATUS, YOU SHOULD SEEK INDIVIDUALIZED LEGAL AND TAX ADVICE BEFORE PURCHASING OR TAKING ANY ACTION UNDER A CONTRACT.

We cannot provide a comprehensive description of the federal income tax consequences regarding the Contracts in this prospectus, and special tax rules may apply that we have not discussed herein. Nor does this discussion address any applicable state, local, gift, inheritance, estate, and foreign or other tax laws. This discussion assumes that you, the Contract's owner, are a natural person and a U.S. citizen and resident. Finally, we would caution that the law and the related regulations and interpretations on which we base our tax analysis can change, and such changes can be retroactive.

Our Taxation

Under current federal income tax law, the operations of the Separate Account and the Fixed Account do not require us to pay any tax. Thus, we currently impose no charge for our federal income taxes. However, we may decide to charge the Separate Account or Fixed Account for our federal income taxes, if there are changes in federal tax law.

We may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and, accordingly, we do not currently impose a charge for them. If they increase, however, we may impose a charge for such taxes attributable to the Separate Account and/or Fixed Account.

Income Tax Deferral on Increases in Account Value

In general, an owner of an annuity contract is not taxed on increases in the Contract's value until a distribution occurs, either in the form of a lump sum payment or as Annuity payments.

Contracts Owned by Other than Natural Persons. If you are a non-natural person, e.g., a corporation, or certain other entities, your Contract will generally not be treated as an annuity contract for federal income tax purposes, and you will be subject to immediate taxation on the increases in your Contract's Account Value. However, this treatment does not apply to Contracts held by a trust or other entity as an agent for a natural person or to Qualified Contracts held by a tax-qualified retirement plan (i.e., a plan that qualifies under section 401, 403(a), 403(b), 408, 408A or 457 of the Code).

Diversification Requirements. The Internal Revenue Code provides that a variable annuity contract will not be treated as an annuity contract under the Code for any period (and any subsequent period) for which the related investments are not adequately diversified. We intend that all Portfolios of the Funds in which your Contract may invest will comply with the diversification requirements. If your Contract did not qualify as an annuity contract, you would be subject to immediate taxation on the increases in your Contract's Account Value. This treatment would apply for the period of non-compliance and subsequently, unless and until we are able to settle the matter with the Internal Revenue Service. We have no legal obligation to seek or agree to any such settlement, however.

Investment Control. The amount of investment control which you may exercise under a Contract differs in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it held that variable contract owners were not deemed, for federal income tax purposes, to own the related assets held in a separate account by the issuing insurance company. It is possible that these differences, such as your ability to transfer among investment choices or the number and type of investment choices available, would cause you to be taxed as if you were the owner of the Portfolio shares that are attributable to your Contract. In that case, you would be liable for income tax on an allocable portion of any current income and gains realized by the Separate Account, even though you have received no distribution of those amounts.

In the event any forthcoming guidance or ruling by federal income tax authorities sets forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may, result in your being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, we reserve the right to modify your Contract in an attempt to maintain its intended tax treatment.

Distributions from Non-Qualified Contracts

For a lump sum payment received upon surrender of a Contract, or upon a withdrawal of Account Value, you will be taxed on the portion that exceeds your investment in the Contract. The taxable portion is taxed as ordinary income. Amounts that are not received as an annuity payment will be treated as coming first from the earnings and then, only after that income portion is exhausted, as coming from your investment in the Contract.

Penalty tax on Premature Distributions. The taxable portion of a distribution from a Contract may be subject to a 10% penalty tax. However, the penalty is not imposed on amounts received:

 . after you reach age 59 1/2;

 . after the death of the owner;

 . if you are totally disabled as defined in Code section 72(m)(7));

 . in a series of substantially equal periodic payments made not less frequently than annually for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your Beneficiary;

 . under an immediate annuity; or

 . that are allocable to purchase payments made before August 14, 1982.

Annuity Payments. For annuity payments, the portion of each payment that exceeds a pre-determined "exclusion amount" is considered taxable income. The exclusion amount is determined:

 . for payments based on a fixed annuity option, by multiplying the payment by the ratio that your investment in the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract.

 . for payments based on a variable annuity option, by dividing your investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid.

Payments received after the total of the excludable amounts equals the investment in the Contract are fully taxable. The taxable portion is taxed at ordinary income tax rates.

Death Benefits. The Beneficiary is taxed on the portion of the Death Benefit that exceeds your investment in the Contract. However, if the Beneficiary elects to receive the Death Benefit under an Annuity Option, payments made to the Beneficiary are taxed as annuity payments as discussed above. Estate taxes may also apply.


Certain death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the Internal Revenue Service could take the position that some or all of the charges for these death benefits should be treated as partial withdrawal from the contract. In such case, the amount of the partial withdrawal may be includable in taxable income and subject to the 10% penalty if the owner is under age 59 1/2.


Multiple Contracts. Multiple non-qualified annuity contracts issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract when determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from the combined contracts. Owners should consult a tax adviser before purchasing more than one non-qualified annuity contract in a calendar year.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non- taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service has stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area, owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.


Tax Treatment of Assignments. Any transfer, assignment or pledge of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

If the Contract is issued for under a Qualified Plan, it may not be assigned, pledged or otherwise transferred except as allowed under applicable law.



Gifting a Contract

If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to a divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Withdrawals - Investment Adviser Fees

The Internal Revenue Service has, through a series of Private Letter Rulings, held that the payment of adviser fees from an IRA or a Tax-Sheltered Annuity is permissable under certain circumstances and will not be considered a distribution for income tax purposes. The Rulings require that in order to receive this favorable tax treatment, the annuity contract must, under a written agreement, be solely liable (not jointly with the Contract owner) for payment of the adviser's fee and the fee must actually be paid from the annuity Contract to the adviser. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract.


Tax-Qualified Retirement Plans

This prospectus offers a Contract that may be used under various types of tax-qualified retirement plans. Taxation of participants varies with the type of plan and terms and conditions of each specific qualified plan. The terms and conditions of a plan may restrict the permitted contributions to, and benefits of, a Contract issued to the plan, regardless of the terms and conditions of the Contract itself. Because a retirement plan's contribution limits and distribution and other requirements may not be not incorporated into our administrative procedures, Contract owners, participants and beneficiaries are responsible for determining that transactions with respect to the Contract comply with applicable law.

The tax rules for tax-qualified retirement plans are very complex and will have different applications depending on individual facts and circumstances. For example, Contracts issued under tax qualified retirement plans are generally not transferable, except upon surrender or annuitization. Contract owners, annuitants and beneficiaries should therefore obtain competent tax advice before purchasing a Contract issued under a tax-qualified retirement plan, or engaging in various transactions (i.e., making contributions or taking distributions) in connection with a Contract.

A qualified contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified contract. The following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only:

Traditional IRAs and Roth IRAs. Eligible individuals may maintain: (a) an individual retirement account or individual retirement annuity under section 408 of the Code ("Traditional IRA"); and (b) a non-tax deductible individual retirement account or individual retirement annuity under section 408A of the Code ("Roth IRA").

Under applicable limitations, amounts may be contributed to a Traditional IRA that will be deductible from the individual's gross income. The amounts contributed to a Traditional IRA may be reduced if an individual also contributes to a Roth IRA.

Traditional IRAs and Roth IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into a Traditional IRA (An "education IRA" under section 530 of the Code does not qualify for this treatment). Rollovers may also be made under certain conditions to a Roth IRA, but only from a Traditional IRA or from another Roth IRA. Rollovers from a Traditional IRA to a Roth IRA are subject to immediate federal income taxation.

Corporate and Self-Employed ("H.R. 10" and "Keogh") Pension and Profit-Sharing Plans. Section 401(a) and 403(a) of the Code permit corporate and self-employed individuals to establish Qualified Plans for themselves and their employees. These retirement plans may permit the purchase of a Contract to provide benefits under the plan. Contributions made to the plan for the benefit of the employees are not included in the gross income of the employees until distributed from the plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Internal Revenue Code places limitations and restrictions on all plans including items such as:

 . amount of allowable contributions;

 . form, manner and timing of distributions;

 . transferability of benefits;

 . vesting and nonforfeitability of interests;

 . incidental death benefits;

 . nondiscrimination in eligibility and participation; and

 . the tax treatment of distributions, withdrawals and surrenders.

403(b) Annuities. Public schools and certain charitable, educational and scientific organizations may purchase "403(b)" or "tax-sheltered annuities" (IRC
Section 501(c)(3)). These qualifying employers may contribute to a Contract for the benefit of their employees. Such contributions are not included in the gross income of the employees until employees receive distributions from the Contracts. Tax-sheltered annuity contributions are limited to certain maximums. Plus, additional restrictions govern such items as transferability, distributions, nondiscrimination and withdrawals.

Distributions from Qualified Contracts

In the case of a withdrawal under a Qualified Contract (other than a "qualified distribution" from a Roth IRA), a portion of the amount received is taxable. This is generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan.

Roth IRAs. A "qualified distribution" from a Roth IRA is generally not subject to federal income taxation, but can only be made after the assets have been in the Roth IRA for 5 years and the Owner:

 . reaches age 59 1/2;

 . dies or is disabled (IRC Section 72(m)(7)); or

 . takes a qualified first-time homebuyer distribution (as defined in section
   72(t)(8) of the Code). Special tax rules may be available for certain other distributions from a Qualified Contract.

Penalty tax on Pre-retirement Distributions. The taxable portion of any distribution from a qualified retirement plan may be subject to a 10% penalty tax. This tax could apply to withdrawals from a Contract issued and qualified under Code sections 401 (Corporate and Self-Employed Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities), 408 (Traditional IRAs) or 408A (Roth IRAs - "nonqualified distributions" only). It is not imposed on:

 . qualified rollovers or permitted direct transfers to a Traditional IRA, a Roth IRA, or to another eligible qualified plan;

 . distributions made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2;

 . distributions following the death or disability (as defined in section
   72(m)(7) of the Code) of the Owner or Annuitant (as applicable);

 . distributions that are part of substantially equal periodic payments made not less than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary (Qualified Plans other than Traditional IRAs and Roth IRAs require the employee to be separated from service for this exception to apply);

 . distributions made to the Owner or Annuitant (as applicable) for payment of medical expenses which exceed 7.5% of adjusted gross income;

 . distributions from a Traditional IRA or from a Roth IRA for payment of health insurance premiums while unemployed, if certain conditions are met;

 . amounts paid from a Traditional IRA and Roth IRA for qualified higher education expenses (IRC Section 72(t)(7) of the Code); and

 . amounts paid from a Traditional IRA or Roth IRA as a qualified first-time homebuyer distribution (IRC Section 72(t)(8) of the Code).

The penalty tax for a Contract issued and qualified under Code sections 401 or 403(b) is also not imposed on:

 . distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; and

 . distributions made to an alternate payee pursuant to a qualified domestic relations order.

Generally, distributions from a qualified plan (other than a Roth IRA) must start no later than (a) April 1 of the calendar year following the year in which the employee attains age 70 1/2 or (b) retirement, whichever is later. The limitation set forth in subsection (b) does not apply to IRAs. These required distributions must span a period that does not exceed the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If required minimum distributions are not made, a 50% penalty tax is imposed on the amount not distributed.


The Internal Revenue Service has issued new proposed regulations regarding required minimum distributions from qualified plans. These new rules are to be effective January 1, 2002. However, these new rules may be used in determining required minimum distributions for 2001 by owners of IRAs and in some cases by owners of Tax-Sheltered Annuity contracts and pension and profit sharing plan contracts. You should consult with your qualified plan sponsor and tax adviser to determine if these new rules are available for your benefit.



Tax-Sheltered   Annuities--Withdrawal   Limitations.   Withdrawals   of  amounts
attributable to contributions made according to a salary reduction agreement are limited to when the Owner:

 . attains age 59 1/2;
 . separates from service;
 . dies;
 . becomes disabled (IRC Section 72(m)(7) of the Code); or . in the case of hardship.

Hardship withdrawals are restricted to the portion of the Owner's Contract Value that represents contributions made by the Owner and do not include investment results.

Withdrawal limitations became effective on January 1, 1989, and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser about distributions.


 Death Benefits

If death benefit riders (endorsements) are to be used with a Qualified Contract, such death benefits may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits selected by you are considered to exceed such limits, the provision of such benefits could result in currently taxable income to the owners of Qualified Contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments or account value. The contract offers death benefits which may exceed the greater of purchase payments or account (contract) value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth
IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.


Federal Income Tax Withholding

All distributions from your Contract, or portions thereof, that are included in your gross income are subject to federal income tax withholding. We will withhold federal taxes at the rate of 10% from each distribution. However, you may elect not to have taxes withheld or to have taxes withheld at a different rate.

Certain  distributions  from  retirement  plans  qualified  under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, may be subject to a mandatory 20% withholding for federal income tax.

                              ADVERTISING PRACTICES

FIS Prime Money Fund II Portfolio


From time to time, the FIS Prime Money Fund II investment option of the Separate Account may advertise its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance.

The "yield" of the FIS Prime Money Fund II investment option refers to the income generated by Account Values in the FIS Prime Money Fund II investment option over a seven-day period (which will be stated in the advertisement). This income is "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the Account Values in the FIS Prime Money Fund II investment option.

The "effective yield" is calculated similarly. However, when annualized, the income earned by Account Values is assumed to be reinvested. This results in the "effective yield" being slightly higher than the "yield" because of the compounding effect of the assumed reinvestment. The yield figure will reflect the deduction of any asset-based charges and any applicable annual contract maintenance charge.

Other Portfolios

From time to time, we may advertise performance data for the Contract's other Portfolios. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment over a period of time, usually a calendar year. It is determined by dividing the increase
(decrease) in value for that Unit by the Accumulation Unit value at the beginning of the period. This percentage will reflect the deduction of any asset-based charges and any applicable annual contract maintenance charges under the Contracts.

Advertisements also will include total return figures calculated as described in the Statement of Additional Information. The total return figures reflect the deduction of any applicable annual contract maintenance charges, as well as any asset-based charges.

We may make yield information available, with respect to some of the Portfolios. Such yield information will be calculated as described in the Statement of Additional Information. The yield information will reflect the deduction of any applicable annual contract maintenance charge, as well as any asset-based charges.

We may also show historical Accumulation Unit values in certain advertisements that contain illustrations. These illustrations will be based on Accumulation Unit values for a specific period.

Quotations of standardized total return for any Investment Option will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Investment Option). They will reflect the deduction of a Contract's daily and annual charges, the applicable withdrawal charge, and fees and expenses of the underlying Portfolio. Quotations of non-standardized total return may simultaneously be shown for the periods indicated in the advertisement and may not reflect some or all of these deductions.

Total return performance information for Investment Options may also be advertised based on the historical performance of the Portfolio underlying an Investment Option for periods beginning before the date Accumulation Unit Values were first calculated for Contracts funded in that Investment Option. Any such performance calculation will be based on the assumption that the Investment Option corresponding to the applicable Portfolio was in existence throughout the stated period and that contractual charges and expenses of the Investment Option during the period were equal to those currently assessed under a Contract.

We may also distribute sales literature that compares the percentage change in Accumulation Unit values for any of the Portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow

Jones Industrial Average or other management investment companies that have investment objectives similar to the Portfolio being compared.

The Standard & Poor's Composite 500 Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange.

The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's Composite 500 Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

We may also distribute sales literature that compares the performance of our variable annuities' Accumulation Unit values with the unit values of variable annuities issued through other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, Morningstar or from the VARDS Report.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data that tracks the performance of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. Our sales literature using these rankings will indicate whether such charges were deducted. Where the charges have not been deducted, the sales literature will indicate that, had the charges been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges.

Morningstar rates each variable annuity investment option against its peers with similar investment objectives. Morningstar does not rate any investment option with fewer than three years of performance data.

                                  OTHER MATTERS

Financial Statements

Our financial statements and the financial statements of the Separate Account are included in the Statement of Additional Information.

Legal Proceedings

We are not subject to any material pending legal proceedings nor is the Separate Account or the Distributor.

Transfers by the Company

We may, subject to applicable regulatory approvals, transfer obligations under a Contract to another qualified life insurance company under an assumption reinsurance arrangement without the prior consent of the Owner.

         TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Separate Account and the Contract contains the following information:

          Item                                                   Page
          ----                                                   ----
          First Variable Life Insurance Company...........       SA-2
          Experts.........................................       SA-2
          Legal Counsel...................................       SA-2
          Distributor.....................................       SA-2
          Yield Calculation for the FIS Prime Money Fund
          II Investment Option............................       SA-2
          Calculation of Other Performance Information....       SA-3
            Annuity Provisions............................       SA-6
            Variable Annuity..............................       SA-6
            Fixed Annuity.................................       SA-7
            Annuity Unit..................................       SA-7
            Mortality and Expense Guarantee...............       SA-7
          Financial Statements............................       SA-7

                                   APPENDIX A
                      ACCUMULATION UNIT VALUE HISTORY
                (for a unit outstanding throughout the period)

The following condensed financial information is derived from the financial statements of the Separate Account (Policy Forms 7800 and 20224). The information should be read in conjunction with the financial statements, related notes and other financial information for the Separate Account included in the Statement of Additional Information. The financial statements and report of independent auditors of the Company are also contained in the Statement of Additional Information.


                                                            Year         Year          Year         Year         Year       Year
                                                            Ended        Ended         Ended        Ended        Ended      Ended
                                                           12/31/00     12/31/99      12/31/98     12/31/97    12/31/96   12/31/95
                                                          ---------     --------      --------     --------    --------  --------
          AIM V.I. Capital Appreciation
            Beginning of Period                            $   13.93    $   10.00
            End of Period                                      12.24        13.93
            Number of Accum. Units Outstanding               326,491       61,729





          AIM V.I. Growth
            Beginning of Period                            $   12.53    $   10.00
            End of Period                                       9.82        12.53
            Number of Accum. Units Outstanding               611,977      250,554
          ACS V.P. Value
            Beginning of Period                            $    9.08    $   10.00
            End of Period                                      10.58         9.08
            Number of Accum. Units Outstanding                38,221       79,433
          DAM Equity 500 Index
            Beginning of Period                            $   10.97    $   10.00
            End of Period                                       9.82        10.97
            Number of Accum. Units Outstanding               184,822      167,026
          DAM Small Cap Index
            Beginning of Period                            $   11.64    $   10.00
            End of Period                                      11.03        11.64
            Number of Accum. Units Outstanding                15,060       17,275
          DAM EAFE Index
            Beginning of Period                            $   10.00
            End of Period                                                  8.81
            Number of Accum. Units Outstanding                            9,088
          FIS Prime Money Fund II (1)
            Beginning of Period                            $   13.32    $   12.91    $    12.47   $    12.06   $    11.67
            End of Period                                      13.91        13.32         12.91        12.47        12.06
            Number of Accum. Units Outstanding               337,430      674,538       369,800      469,571      297,512
          FIS High Income Bond Fund II0
            Beginning of Period                            $   10.00
            End of Period                                                  9.30
            Number of Accum. Units Outstanding                          114,373
          FMR Contrafund (Service Class 2)
            Beginning of Period                            $   10.00
            End of Period                                                  9.35
            Number of Accum. Units Outstanding                           30,616
          FMR Equity Income (Service Class 2)
            Beginning of Period                            $   10.00
            End of Period                                                 10.95
            Number of Accum. Units Outstanding                            9,934
          FMR Growth Opportunities (Service Class 2)
            Beginning of Period                            $   10.00
            End of Period                                                  8.54
            Number of Accum. Units Outstanding                            4,986
          LA Growth & Income
            Beginning of Period                            $   10.49    $   10.00
            End of Period                                      11.97        10.49
            Number of Accum. Units Outstanding               116,224      112,473
          MFS New Discovery (Initial Class)
            Beginning of Period                            $   16.30    $   10.00
            End of Period                                      15.75        16.30
            Number of Accum. Units Outstanding               128,236       98,099
          MFS New Discovery (Service Class)





            Beginning of Period                            $   10.00
            End of Period                                                  9.53
            Number of Accum. Units Outstanding                           82,656
            MFS Investors Growth Stock (Initial Class)
              (formerly, MFS Growth Series)
            Beginning of Period                            $   13.87   $    10.00
            End of Period                                                   12.83   $    13.87
            Number of Accum. Units Outstanding                            101,790       78,021
            MFS Investors Growth Stock (Service Class)
              (formerly, MFS Growth Series)
            Beginning of Period                            $   10.00
            End of Period                                       9.01
            Number of Accum. Units Outstanding                77,953
            MFS Investors Trust (Initial Class)
             (formerly, MFS Growth with Income)
            Beginning of Period                            $   10.18   $    10.00
            End of Period                                      10.03   $    10.18
            Number of Accum. Units Outstanding                22,763       40,196
            MFS Investors Trust (Service Class)
             (formerly, MFS Growth with Income)
            Beginning of Period                            $   10.00
            End of Period                                                  9.94
            Number of Accum. Units Outstanding                31,565
          SEL Communications & Information
            Beginning of Period                            $   10.00
            End of Period                                                  5.54
            Number of Accum. Units Outstanding                          158,830
           VIPT International
            Beginning of Period                            $   11.19    $   10.00
            End of Period                                                   10.77    $   11.19
            Number of Accum. Units Outstanding                            135,560       75,442
           VIPT Growth Securities
            Beginning of Period                            $   10.00
            End of Period                                                   10.52
            Number of Accum. Units Outstanding                            103,764
          VIST Growth (2)
            Beginning of Period                            $   44.97    $   33.90    $    25.79   $    21.16    $   17.05  $   12.61
            End of Period                                      37.85    $   44.97    $    33.90   $    25.79    $   21.16  $   17.05
            Number of Accum. Units Outstanding               604,825      792,620       842,634      912,945      834,675    518,976
          VIST Growth & Income
            Beginning of Period (5/31/95)                  $   18.22    $   17.39    $    15.69   $    12.41    $   11.22  $   10.00
            End of Period                                      19.55    $   18.22    $    17.39   $    15.69    $   12.41  $   11.22
            Number of Accum. Units Outstanding               564,683      929,138     1,061,988    1,090,979      755,887    289,200
          VIST High Income Bond
            Beginning of Period                            $   20.92    $   20.83    $    20.50   $    18.31    $   16.26  $   13.86
            End of Period                                      18.26    $   20.92    $    20.83   $    20.50    $   18.31  $   16.26
            Number of Accum. Units Outstanding               178,359      482,576       697,426      638,290      520,055    309,472
          VIST Matrix Equity (3)
            Beginning of Period                            $   32.27    $   28.67    $    24.01   $    19.95    $   19.34  $   14.70





            End of Period                                      27.48   $   32.27    $    28.67   $    24.01     $   19.95  $   19.34
            Number of Accum. Units Outstanding               285,979     450,299       495,732      419,482       466,610    455,859
          VIST Multiple Strategies
            Beginning of Period                            $   39.02   $   30.92    $   24.11    $    20.21     $    17.32 $   13.28
            End of Period                                      33.65   $   39.02    $   30.92    $    24.11     $    20.21 $   17.32
            Number of Accum. Units Outstanding               602,551     688,998      812,067       945,148        960,499   795,702
          VIST Small Cap Growth (4)
            Beginning of Period (5/4/95)                   $   27.48   $   15.45    $   16.15    $    16.25     $    12.93 $   10.00
            End of Period                                      23.00   $   27.48    $   15.45    $    16.15     $    16.25 $   12.93
            Number of Accum. Units Outstanding               412,300     428,465      642,229       950,606        787,620   278,163
          VIST U.S. Government Bond
             Beginning of Period                           $   17.15   $   17.73    $   16.68    $    15.46     $    15.32 $   12.93
             End of Period                                     18.77   $   17.15    $   17.73    $    16.68     $    15.46 $   15.32
             Number of Accum. Units Outstanding              200,791     245,250      265,035       219,362        213,751   222,013
          VIST World Equity
             Beginning of Period                           $   28.02   $   18.27    $   17.63    $    16.26     $    14.67 $   11.97
             End of Period                                     25.97   $   28.02    $   18.27    $    17.63     $    16.26 $   14.67
             Number of Accum. Units Outstanding              357,932     593,795      925,789     1,075,478      1,054,077   719,094

(1) On January 2, 1997, shares of Federated Prime Money Fund II were substituted for shares of the VIST Cash Management Portfolio. Accumulation Unit Values prior to that date are based on the value of VIST Cash Management Portfolio shares held for the periods shown.

(2) Prior to May 1, 1997, the Growth Sub-Account was known as the "Common Stock Sub-Account."

(3) Prior to May 1, 1997, the Matrix Equity Sub-Account was known as the "Tilt Utility Sub-Account" and had different investment policies. Prior to April 1, 1994, the Sub-Account was known as the "Equity Income Division" and had different investment objectives, policies and restrictions.

(4) Prior to May 1, 1997, the Small Cap Growth Sub-Account was known as the "Small Cap Sub-Account."

                                                                         PART B

                              CAPITAL FIVE VA/VISTA
                  FLEXIBLE PREMIUM VARIABLE ANNUITY CONTRACTS
                                (the "Contracts")
                                    Issued by
                      FIRST VARIABLE LIFE INSURANCE COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION
                                       for

                          FIRST VARIABLE ANNUITY FUND E
                            (the "Separate Account")

This is not a prospectus. You should read this Statement of Additional Information with the prospectus dated May 1, 2001 for the Contract referred to above.


The prospectus concisely sets forth information that you ought to know before investing in a Contract. For a copy of the prospectus, call or write us at 2122 York Road, Oak Brook, IL 60523 (800) 228-1035.

                                TABLE OF CONTENTS

          Item                                                    Page
          ----                                                    ----
          FIRST VARIABLE LIFE INSURANCE COMPANY...............    SA-
          EXPERTS.............................................    SA-
          LEGAL COUNSEL.......................................    SA-
          DISTRIBUTOR.........................................    SA-
          YIELD CALCULATION FOR FIS PRIME MONEY FUND II
          INVESTMENT OPTION...................................    SA-
          CALCULATION of OTHER PERFORMANCE INFORMATION........    SA-
          ANNUITY PROVISIONS..................................    SA-
           Variable Annuity...................................    SA-
           Fixed Annuity......................................    SA-
           Annuity Unit.......................................    SA-
           Mortality and Expense Guarantee....................    SA-
          FINANCIAL STATEMENTS................................    SA-


        THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED  May 1, 2001.

                      FIRST VARIABLE LIFE INSURANCE COMPANY

You will find information about our company and its ownership in the prospectus.

                                     EXPERTS

The consolidated balance sheets of First Variable Life Insurance Company and subsidiaries as of December 31, 2000 and 1999 and the related consolidated statements of income, changes in stockholder's equity, and cash flows for the years then ended, and the statement of assets and liabilities of First Variable Life Insurance Company - First Variable Annuity Fund E at December 31, 2000, the statements of operations for each of the periods indicated in the year then ended, and the statements of changes in net assets for each of the periods indicated in the two years then ended have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

The consolidated statements of operations, changes in stockholder's equity, and cash flows for the year ended December 31, 1998 of First Variable Life Insurance Company appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

                                  LEGAL COUNSEL

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut, and Ft. Lauderdale, Florida, advised us on certain matters relating to the federal securities and tax laws.


                                   DISTRIBUTOR

First Variable Capital Services, Inc. ("FVCS") acts as the distributor. FVCS is a wholly owned subsidiary of First Variable Life Insurance Company. The offering is on a continuous basis.


        YIELD CALCULATION FOR FIS PRIME MONEY FUND II INVESTMENT OPTION

The FIS Prime Money Fund II Investment Option of the Separate Account calculates its current yield based upon the seven-day period that ends on the date of calculation. For the seven calendar days ended December 31, 2000, the annualized yield was 4.64% and the effective yield was4.75%.

To calculate the current yield,, we create a hypothetical Contract account with a balance of one Accumulation Unit of this investment option. We determine the net change (exclusive of capital changes) in the value of the Accumulation Unit at the beginning and at the end of the period. Next, we subtract the Annual Contract Maintenance Charge and divide the difference by the value of the hypothetical account at the beginning of the same period to obtain the base period return. We then multiply the result by (365/7) to obtain the current yield.

We calculate the "effective" yield according to the method prescribed by the Securities and Exchange Commission. The effective yield reflects the reinvestment of net income earned daily on FIS Prime Money Fund II Investment Option assets. Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not.

You may find yield information useful as you review the performance of the FIS Prime Money Fund II Investment Option and compare it with other investments. However, the yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a set period. You should therefor not consider any yields quoted as a representation of the yield of the FIS Prime Money Fund II Investment Option in the future. Actual yields depend on the type, quality and maturities of the investments held by the Portfolio and changes in the interest rates on such investments, as well as changes in expenses during the period.

                  CALCULATION OF OTHER PERFORMANCE INFORMATION

From time to time, we may advertise standardized performance data as described in the prospectus. These advertisements will include total return figures for the times indicated in the advertisement. Total return figures will reflect the deductions of

 .    1.25% Mortality and Expense Risk Charge,

 .    .15% Administrative Charge,

 .    investment advisory fee for the underlying Portfolio being advertised, and

 . any applicable withdrawal charges and Annual Charges (charges for optional riders excluded).

To determine the hypothetical value of a Contract for the time periods described in the advertisement, we will use the Accumulation Unit values for an initial $1,000 purchase payment, and deduct any applicable Annual Contract Maintenance Charges and Withdrawal Charges.

For periods before the date that actual Accumulation Unit Values were first computed for the Contracts, we have derived Accumulation Unit Value performance from the historical performance of the Portfolios. We determine the average annual total return by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the periods described.

Here is the formula used in these calculations:

                                          [P x (1+T)/n/] = ERV

P = a hypothetical initial payment of $1,000 T = average annual total return N = number of years ERV = Ending Redeemable Value of a hypothetical $1,000 payment
                                               made at the beginning of the
                                               applicable periods.

The standardized average annualized total returns as of December 31, 2000, for 1 year, 3 years,5 years and 10 years and for the life of the Separate Account Inception, based on life of the Separate Account Investment Option are listed below:

                                 CAPITAL FIVE VA


Standard Performance - Separate Account Inception Dates - Cap 5

                                                                                                        Since
                                                     1 Year      3 Year      5 Year       10 year     Inception
VIST Small Cap Growth (5/4/95)                       (22.65)      11.27        11.82         n/a       16.02
VIST World Equity (6/10/88)                          (13.68)      12.54        11.70       10.88        9.63
VIST Growth (5/1/87)                                 (22.21)      12.41        16.96       14.29       13.71
VIST Matrix Equity (6/16/88)                         (21.23)       3.14         6.81       10.44       10.23
VIST Growth & Income (5/31/95)                         0.91        6.24        11.35         n/a       12.69
VIST Multiple Strategies (5/5/87)                    (20.13)      10.22        13.84       12.49       12.42
VIST High Income Bond (6/1/87)                       (19.05)      (5.51)        1.79        6.89        5.95
VIST U.S. Gov't Bond (5/27/87)                         3.09        2.55         3.62        5.88        6.23
FIS Prime Money Fund II (11/94)                       (1.91)       2.22         3.04        3.05        3.18
FIS High Income Bond II (3/1/94)                        n/a         n/a          n/a         n/a      (13.36)  *
AIM Cap. Appreciation (5/5/93)                       (18.52)        n/a          n/a         n/a        9.77
AIM Growth (5/5/93)                                  (27.97)        n/a          n/a         n/a       (4.42)
ACS Value (5/1/96)                                    10.13         n/a          n/a         n/a        0.16
DAM Equity 500 Index (10/1/97)                       (16.87)        n/a          n/a         n/a       (4.47)
DAM Small Cap Index (8/25/97)                        (11.58)        n/a          n/a         n/a        2.83
DAM EAFE Index (5/00)                                   n/a         n/a          n/a         n/a      (18.24)  *
VIPT Int'l Securities Fund (5/1/97)                  (10.10)        n/a          n/a         n/a        1.30
LA Growth & Income (12/11/89)                          7.80         n/a          n/a         n/a        8.27
MFS New Discovery (initial class) (5/1/98)            (9.72)        n/a          n/a         n/a       28.45
MFS Investors Growth Stock(initial class) (5/1/99)   (13.84)        n/a          n/a         n/a       13.07
MFS Investors Trust (initial class) (10/9/95)         (6.10)        n/a          n/a         n/a       (3.19)
MFS New Discovery (service class) (5/00)                n/a         n/a          n/a         n/a      (11.04)  *
MFS Investors Growth Stock(service class) (5/00)        n/a         n/a          n/a         n/a      (16.27)  *
MFS Investors Trust (service class) (5/00)              n/a         n/a          n/a         n/a       (6.93)  *
SEL Communications & Info (10/4/94)                     n/a         n/a          n/a         n/a      (50.95)  *
FMR Contrafund (1/3/95)                                 n/a         n/a          n/a         n/a      (12.85)  *
FMR Equity-Income (10/9/96)                             n/a         n/a          n/a         n/a        3.17   *
FMR Growth Opps (1/3/95)                                n/a         n/a          n/a         n/a      (21.02)  *
VIPT Growth Securities (5/00)                           n/a         n/a          n/a         n/a       (1.08)  *

*  not annualized

(1) On December 3, 1997, we substituted shares of FIS Prime Money Fund II for shares of the VIST Cash Management Portfolio. Calculations before that date are based on the value of VIST Cash Management Portfolio shares held for the periods shown.

                                      VISTA

Standard Performance - Separate Account Inception Dates - VISTA
                                                                                                      Since
                                               1 Year      3 Year       5 Year      10 year         inception
VIST Small Cap Growth (5/4/95)                     (19.95)       11.99       12.16         n/a        16.02
VIST World Equity (6/10/88)                        (10.98)       13.25       12.04       10.88         9.63
VIST Growth (5/1/87)                               (19.51)       13.12       17.25       14.29        13.71
VIST Matrix Equity (6/16/88)                       (18.53)        1.49        7.22       10.44        10.23
VIST Growth & Income (5/31/95)                        3.61        7.03        1.70         n/a        12.69
VIST Multiple Strategies (5/5/87)                  (17.43)       10.96       14.16       12.49        12.42
VIST High Income Bond (6/1/87)                     (16.35)      (4.51)        2.29        6.89         5.95
VIST U.S. Gov't Bond (5/27/87)                        5.79        3.39        4.08        5.88         6.23
FIS Prime Money Fund II (11/94)                       0.79        3.07        3.52        3.05         3.18
FIS High Income Bond II (3/1/94)                      n/a          n/a         n/a         n/a       (10.66) *
AIM Cap. Appreciation (5/5/93)                     (15.82)         n/a         n/a         n/a        11.28
AIM Growth (5/5/93)                                (25.27)         n/a         n/a         n/a        (2.77)
ACS Value (5/1/96)                                   12.83         n/a         n/a         n/a         1.76
DAM Equity 500 Index (10/1/97)                     (14.17)         n/a         n/a         n/a        (2.82)
DAM Small Cap Index (8/25/97)                       (8.88)         n/a         n/a         n/a         4.41
DAM EAFE Index (5/00)                                  n/a         n/a         n/a         n/a       (15.14) *
VIPT Int'l Securities Fund (5/1/97)                 (7.40)         n/a         n/a         n/a         2.90
LA Growth & Income (12/11/89)                        10.50         n/a         n/a         n/a         9.79
MFS New Discovery (initial class) (5/1/98)          (7.02)         n/a         n/a         n/a        29.81
MFS Investors Growth Stock (initial class)(5/1/99) (11.14)         n/a         n/a         n/a        14.56
MFS Investors Trust (initial class)(10/9/95)        (5.21)         n/a         n/a         n/a        (1.55)
MFS New Discovery (service class) (5/00)              n/a          n/a         n/a         n/a        (8.34) *
MFS Investors Growth Stock(service class) (5/00)      n/a          n/a         n/a         n/a       (13.57) *
MFS Investors Trust (service class) (5/00)            n/a          n/a         n/a         n/a        (4.23) *
SEL Communications & Info (10/4/94)                   n/a          n/a         n/a         n/a       (48.25) *
FMR Contrafund   (1/3/95)                             n/a          n/a         n/a         n/a       (10.15) *
FMR Equity-Income (10/9/96)                           n/a          n/a         n/a         n/a         5.87  *
FMR Growth Opps (1/3/95)                              n/a          n/a         n/a         n/a       (18.32) *
VIPT Growth Securities (5/00)                         n/a          n/a         n/a         n/a         1.62  *

* not annualized



We may also advertise non-standardized performance information that does not include withdrawal charges. The non-standardized average annualized total returns as of December 31, 2000 for 1 year, 3 years, 5 years, 10 years and Portfolio Inception based on the historical performance of the Portfolios are listed below:

                            CAPITAL FIVE VA AND VISTA


Performance - Mutual Fund Inception Dates - non-standard
                                                                                                               Since
                                                        1 Year      3 Year       5 Year         10 year       inception
VIST Small Cap Growth (5/4/95)                              (16.36)       12.58       12.44         n/a        16.02
VIST World Equity (6/10/88)                                 -7.31%       13.77%      12.09%      11.06%        8.51%
VIST Growth (5/1/87)                                        (15.91)       13.69       17.39       14.53        13.64
VIST Matrix Equity (6/16/88)                                (14.93)        4.62        7.18       10.63        10.33
VIST Growth & Income (5/31/95)                                7.32         7.65       11.47         n/a        12.94
VIST Multiple Strategies (5/5/87)                           (13.83)       11.55       14.29       12.71        10.77
VIST High Income Bond (6/1/87)                             -12.68%       -3.78%       2.36%       7.06%        6.17%
VIST U.S. Gov't Bond (5/27/87)                                9.51         4.04        4.17        6.02         6.45
FIS Prime Money Fund II (11/94)                               4.50         3.72        3.59        3.11         3.94
FIS High Income Bond II (3/1/94)                            (10.42)       (2.89)       3.06         n/a         4.11
AIM Cap. Appreciation (5/5/93)                              (12.21)       14.01       14.05         n/a        15.97
AIM Growth (5/5/93)                                         (21.69)       11.58       15.26         n/a        14.73
ACS Value (5/1/96)                                           16.61         5.69         n/a         n/a        11.19
DAM Equity 500 Index (10/1/97)                              (10.54)       10.64         n/a         n/a        10.31
DAM Small Cap Index (8/25/97)                                (5.24)        2.76         n/a         n/a         5.01
DAM EAFE Index (5/00)                                       (18.06)        7.55         n/a         n/a         4.38
VIPT Int'l Securities Fund (5/1/97)                          (3.75)        8.08       11.71         n/a        11.66
LA Growth & Income (12/11/89)                                14.25        13.72       16.42       16.31        14.79
MFS New Discovery (initial class) (5/1/98)                  -3.35%          n/a         n/a         n/a       21.59%
MFS Investors Growth Stock (initial class)(5/1/99)          -7.47%          n/a         n/a         n/a       16.43%
MFS Investors Trust (initial class) (10/9/95)               -1.53%        7.83%      14.65%         n/a       15.33%
MFS New Discovery (service class) (5/00)                     (3.45)         n/a         n/a         n/a        21.56
MFS Investors Growth Stock (service class)(5/00)             (7.64)         n/a         n/a         n/a        16.37
MFS Investors Trust (service class) (5/00)                   (1.69)        7.78       14.62         n/a        15.30
SEL Communications & Info (10/4/94)                            n/a          n/a         n/a         n/a       (45.80)
FMR Contrafund (1/3/95)                                      (8.23)       13.15       16.32         n/a        19.74
FMR Equity-Income (10/9/96)                                   6.73         7.22       12.00       15.90        11.95
FMR Growth Opps (1/3/95)                                    (18.67)        0.98        9.12         n/a        12.53
VIPT Growth Securities (5/00)                                 0.07         8.74       11.56         n/a        10.43
ACS Income and Growth (10/31/97)                            (12.19)        8.65         n/a         n/a        10.71
ACS International Growth (5/31/94)                          (18.40)       15.92       15.50         n/a        12.07
ACS Ultra (n/a)                                                n/a          n/a         n/a         n/a          n/a
FIS U.S. Govt. Securities II (3/94)                           9.40         4.33        4.52         n/a         4.61
Fidelity VIP Growth & Income (12/31/96)                      (5.38)        9.12         n/a         n/a        13.37
VIPT Developing Markets (3/4/96)                (2),(3)     (33.61)       (7.88)        n/a         n/a       (13.28)
VIPT Global Health Care (5/1/98)                              70.56         n/a         n/a         n/a        20.11
INVESCO Dynamics (8/97)                                      (5.02)       19.97         n/a         n/a        18.71
INVESCO Financial Services (9/99)                            23.33          n/a         n/a         n/a        27.54
INVESCO Health Sciences (5/97)                               29.07        23.58         n/a         n/a        22.26
INVESCO Real Estate Opps (4/98)                              27.16          n/a         n/a         n/a         1.56
MFS Total Return (5/1/2000)                     (4)          14.27         8.72       11.66         n/a        13.92
MFS Utilities   (5/1/2000)                      (4)           5.50        16.68       19.31         n/a        21.43
PBHG Small Cap Growth ((n/a)                                   n/a          n/a         n/a         n/a          n/a
SEL Small Cap Value (5/1/96)                    (1)          31.43          n/a         n/a         n/a        14.62

(1) For periods beginning on May 1, 2001, Class 2 fund performance will reflect an additional 12b-1 fee expense, which also affects future performance. (2) For periods after 5/1/97 results reflect a 12b-1 fee expense which also affects all future performance. (3) Performance prior to the 5/1/00 merger reflects in the historical performance.
(4) Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (12b-1 fees).



In addition to total return data, we may include yield information in our advertisements. For each Investment Option (other than the Federated Prime Money Fund II Investment Option) for which we advertise yield, we will show a yield quotation based on a 30-day (or one month) period ended on the date of the most recent balance sheet of the Separate Account. We compute it by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Unit on the last day of the period, according to the following formula:

             a-b     /6/
Yield = 2 [ (--- + 1)   - 1]
             cd

a = Net investment income earned during the period by the Portfolio attributable to shares owned by the Separate Account investment option.
b = Expenses accrued for the period (net of reimbursements).
c = The average daily number of Accumulation Units outstanding during the period.
d = The maximum offering price per Accumulation Unit on the last day of the period.

The investment results of each Separate Account investment option will fluctuate over time. Any presentation of a Separate Account investment option's total return for any period should not be considered as a representation of future performance.

                               ANNUITY PROVISIONS

Variable Annuity

A variable annuity is an annuity with payments that:

 .    are not predetermined as to dollar amount; and
 . will vary in amount with the net investment results of the Separate Account investment option(s) selected.

At the Annuity Date, we will apply your Account Value in each Separate Account investment option to the applicable Annuity table shown in your Contract to determine the dollar amount of the initial Annuity payment. The Annuity table we use depends on the Annuity Option chosen. If, as of the Annuity Date, the then current Annuity Option rates applicable to this class of Contracts provide an initial Annuity payment greater than that guaranteed under the same Annuity Option table under your Contract, we will make the greater payment.

We next determine the number of "Annuity Units" for future payments from that Separate Account investment option. To do this, we divide the dollar amount of the initial Annuity payment by the applicable Annuity Unit value for that investment option as of the Annuity Date. The number of Annuity Units remains fixed during the Annuity Payment period.

Each month after the Annuity Date, we multiply the previously determined number of Annuity Units by the applicable Separate Account investment option's Annuity Unit value. (We use the Annuity Unit value at the end of the last Business Day of the month preceding the month for which the payment is due.) This will be the dollar amount of the current Annuity payment from that Separate Account investment option. The total dollar amount of each variable Annuity payment is the sum of all amounts payable from the selected Separate Account investment options.

Fixed Annuity

A fixed annuity is a series of payments made after the Annuity Date that we guarantee as to dollar amount. Fixed annuity payments do not vary with the investment experience of the Separate Account.

At the Annuity Date, we will apply your Account Value in the Fixed Account to the applicable Annuity table shown in your Contract to determine the dollar amount of each "fixed" Annuity payment. (We use your Account Value in the Fixed Account as of the day immediately before the Annuity Date).

Annuity Unit

The initial value of an Annuity Unit for each Separate Account investment option was arbitrarily set at $10. After that, the Annuity Unit value for that Separate Account investment option is determined at the end of each Business Day.

We determine an Annuity Unit's value by:

 .   calculating the assets of the applicable Separate Account investment option that are attributable to Annuity Units;
 . subtracting any unpaid daily and annual charges for the Contracts that are attributable to that investment option;
 . subtracting (or adding) any charges (or credits) for taxes that we have reserved for that investment option;

 . dividing the remainder by the number of then outstanding Annuity Units in that investment option; and
 . multiplying the result by a factor that neutralizes the assumed investment rate of 4% contained in the Contract's annuity tables.

The value of an Annuity Unit will increase or decrease from Business Day to Business Day, and will differ depending on the Separate Account investment options selected.

Mortality and Expense Guarantee

We guarantee that the dollar amount of each Annuity payment after the Annuity Date will not be affected by variations in our mortality or expense experience.

                              FINANCIAL STATEMENTS

The consolidated financial statements of First Variable Life Insurance Company included herein should be considered only as bearing upon our ability to meet our obligations under the Contracts.

                    FIRST VARIABLE LIFE INSURANCE COMPANY -

                          FIRST VARIABLE ANNUITY FUND E


                     FIRST VARIABLE LIFE INSURANCE COMPANY -
                          FIRST VARIABLE ANNUITY FUND E

                              Financial Statements

                                December 31, 2000

                   (With Independent Auditors' Report Thereon)

                          Independent Auditors' Report



     The Board of Directors and Stockholder of
     First Variable Life Insurance Company and
        Contract Owners of First Variable Annuity Fund E:


     We have audited the accompanying statements of assets and liabilities of each of the twenty-nine divisions comprising First Variable Life Insurance Company - First Variable Annuity Fund E as of December 31, 2000 and the related statements of operations for each of the periods indicated in the year then ended and changes in net assets for each of the periods indicated in the two years then ended. These financial statements are the responsibility of First Variable Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of the securities owned as of December 31, 2000 by correspondence with the transfer agent of the underlying mutual funds. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the twenty-nine divisions comprising First Variable Life Insurance Company - First Variable Annuity Fund E at December 31, 2000, the results of their operations for each of the periods indicated in the year then ended, and changes in their net assets for each of the periods indicated in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.






     March 9, 2001

                     FIRST VARIABLE LIFE INSURANCE COMPANY -
                          FIRST VARIABLE ANNUITY FUND E

                      Statements of Assets and Liabilities

                                December 31, 2000





                                                                                  VARIABLE INVESTORS SERIES TRUST
                                                                  ------------------------------------------------------------------
                                                     FEDERATED                    HIGH                                     U.S.
                                                       PRIME                     INCOME      MULTIPLE       MATRIX      GOVERNMENT
                                                       MONEY        GROWTH        BOND      STRATEGIES      EQUITY         BOND
Assets:                                               FUND II      DIVISION     DIVISION     DIVISION      DIVISION      DIVISION
                                                    ------------  -----------  -----------  ------------  -----------  -------------

Investments in mutual funds
   at net asset value (see cost below)            $  11,638,909   41,953,418    5,322,792    38,171,556   12,781,641      9,505,987
Receivable from First Variable Life Insurance
   Company                                                   --        2,362           --           794          135             20
                                                    ------------  -----------  -----------  ------------  -----------  -------------

           Total assets                              11,638,909   41,955,780    5,322,792    38,172,350   12,781,776      9,506,007
                                                    ------------  -----------  -----------  ------------  -----------  -------------

LIABILITIES:

Payable to First Variable Life Insurance
   Company                                               45,796           --           12            --           --             --
                                                    ------------  -----------  -----------  ------------  -----------  -------------

                                                  $  11,593,113   41,955,780    5,322,780    38,172,350   12,781,776      9,506,007
                                                    ============  ===========  ===========  ============  ===========  =============

NET ASSETS:

Annuity contracts in accumulation period          $  11,469,360   41,919,472    5,315,759    38,172,350   12,776,857      9,506,007
Annuity contracts in payment period                     123,753       36,308        7,021            --        4,919             --
                                                    ------------  -----------  -----------  ------------  -----------  -------------

           Total net assets                       $  11,593,113   41,955,780    5,322,780    38,172,350   12,781,776      9,506,007
                                                    ============  ===========  ===========  ============  ===========  =============


Investments in mutual funds at cost               $  11,638,909   56,169,303    7,141,199    42,771,322   16,476,816      9,517,045
                                                    ============  ===========  ===========  ============  ===========  =============


                   FIRST VARIABLE LIFE INSURANCE COMPANY -
                          FIRST VARIABLE ANNUITY FUND E

                      Statements of Assets and Liabilities

                                December 31, 2000





                                                       VARIABLE INVESTORS SERIES TRUST
                                                    ----------------------------------------
                                                                    GROWTH         SMALL
                                                       WORLD          AND         CAPITAL         AIM
                                                      EQUITY        INCOME        GROWTH        CAPITAL          AIM
Assets:                                              DIVISION      DIVISION      DIVISION    APPRECIATION      GROWTH
                                                    ------------  ------------  ------------ --------------  ------------

Investments in mutual funds
   at net asset value (see cost below)            $  13,746,345    18,072,743    15,834,785      9,757,112    11,236,334
Receivable from First Variable Life Insurance
   Company                                                   --            --           253            221           223
                                                    ------------  ------------  ------------ --------------  ------------

           Total assets                              13,746,345    18,072,743    15,835,038      9,757,333    11,236,557
                                                    ------------  ------------  ------------ --------------  ------------

LIABILITIES:

Payable to First Variable Life Insurance
   Company                                                  189           249            --             --            --
                                                    ------------  ------------  ------------ --------------  ------------

                                                  $  13,746,156    18,072,494    15,835,038      9,757,333    11,236,557
                                                    ============  ============  ============ ==============  ============

NET ASSETS:

Annuity contracts in accumulation period          $  13,718,024    18,067,591    15,805,152      9,739,031    11,228,180
Annuity contracts in payment period                      28,132         4,903        29,886         18,302         8,377
                                                    ------------  ------------  ------------ --------------  ------------

           Total net assets                       $  13,746,156    18,072,494    15,835,038      9,757,333    11,236,557
                                                    ============  ============  ============ ==============  ============


Investments in mutual funds at cost               $  14,604,642    18,859,637    17,360,476     11,362,779    14,353,726
                                                    ============  ============  ============ ==============  ============

                     FIRST VARIABLE LIFE INSURANCE COMPANY -
                          FIRST VARIABLE ANNUITY FUND E

                 Statements of Assets and Liabilities, Continued

                                December 31, 2000






                                                                   DEAM          DEAM                           LORD
                                                   AMERICAN         VIT           VIT         TEMPLETON        ABBETT
                                                   CENTURY        EQUITY      SMALL CAP.      INTERNATIONAL   GROWTH &
ASSETS:                                            VP VALUE        INDEX         INDEX       SECURITIES        INCOME
                                                 -------------   ----------   ------------   ------------    -----------

Investments in mutual funds
   at net asset value (see cost below)         $    1,600,730    4,411,144        624,569      4,353,509      4,317,484
Receivable from First Variable Life Insurance
   Company                                                 --           34             --             --             --
                                                 -------------   ----------   ------------   ------------    -----------

           Total assets                             1,600,730    4,411,178        624,569      4,353,509      4,317,484
                                                 -------------   ----------   ------------   ------------    -----------

LIABILITIES:

Payable to First Variable Life Insurance
   Company                                                  3           --              6             62             25
                                                 -------------   ----------   ------------   ------------    -----------

                                               $    1,600,727    4,411,178        624,563      4,353,447      4,317,459
                                                 =============   ==========   ============   ============    ===========

NET ASSETS:

Annuity contracts in accumulation period       $    1,600,727    4,411,178        624,563      4,353,447      4,317,459
Annuity contracts in payment period                        --           --             --             --             --
                                                 -------------   ----------   ------------   ------------    -----------

           Total net assets                    $    1,600,727    4,411,178        624,563      4,353,447      4,317,459
                                                 =============   ==========   ============   ============    ===========


Investments in mutual funds at cost            $    1,413,722    4,662,652        678,136      4,360,428      3,858,514
                                                 =============   ==========   ============   ============    ===========


                     FIRST VARIABLE LIFE INSURANCE COMPANY -
                          FIRST VARIABLE ANNUITY FUND E

                 Statements of Assets and Liabilities, Continued

                                December 31, 2000







                                                       MFS                                  MFS         TEMPLETON        DEAM VIT
                                                       NEW                MFS            GROWTH &         GROWTH           EAFE
ASSETS:                                          DISCOVERY (IC)       GROWTH (IC)       INCOME (IC)     SECURITIES        INDEX
                                                 ----------------    --------------    --------------  -------------   -------------

Investments in mutual funds
   at net asset value (see cost below)         $     3,511,572           1,895,709           605,491      2,432,269       1,293,749
Receivable from First Variable Life Insurance
   Company                                                  --                 178                 1             --              --
                                                 ----------------    --------------    --------------  -------------   -------------

           Total assets                              3,511,572           1,895,887           605,492      2,432,269       1,293,749
                                                 ----------------    --------------    --------------  -------------   -------------

LIABILITIES:

Payable to First Variable Life Insurance
   Company                                                 856                  --                --             24              14
                                                 ----------------    --------------    --------------  -------------   -------------

                                               $     3,510,716           1,895,887           605,492      2,432,245       1,293,735
                                                 ================    ==============    ==============  =============   =============

NET ASSETS:

Annuity contracts in accumulation period       $     3,473,754           1,849,067           605,492      2,432,245       1,293,735
Annuity contracts in payment period                     36,962              46,820                --             --              --
                                                   ------------      --------------    --------------  -------------   -------------

           Total net assets                    $     3,510,716           1,895,887           605,492      2,432,245       1,293,735
                                                   ============      ==============    ==============  =============   =============


Investments in mutual funds at cost            $     3,663,098           2,048,809           587,015      2,343,386       1,394,215
                                                   ============      ==============    ==============  =============   =============







                     FIRST VARIABLE LIFE INSURANCE COMPANY -
                          FIRST VARIABLE ANNUITY FUND E

                 Statements of Assets and Liabilities, Continued

                                December 31, 2000







                                                                            FIDELITY         FIDELITY         FEDERATED
                                                         FIDELITY            GROWTH           EQUITY         HIGH INCOME
ASSETS:                                                 CONTRAFUND       OPPORTUNITIES        INCOME           BOND II
                                                        ------------     ---------------    -----------     ---------------

Investments in mutual funds
   at net asset value (see cost below)                $   1,022,706           493,872          386,669           1,496,166
Receivable from First Variable Life Insurance
   Company                                                       --                 4               --                  --
                                                        ------------     ---------------    -----------     ---------------

           Total assets                                   1,022,706           493,876          386,669           1,496,166
                                                        ------------     ---------------    -----------     ---------------

LIABILITIES:

Payable to First Variable Life Insurance
   Company                                                       --                --              360                   7
                                                        ------------     ---------------    -----------     ---------------

                                                      $   1,022,706           493,876          386,309           1,496,159
                                                        ============     ===============    ===========     ===============

NET ASSETS:

Annuity contracts in accumulation period              $   1,022,706           493,876          386,309           1,496,159
Annuity contracts in payment period                              --                --               --                  --
                                                        ------------     ---------------    -----------     ---------------

           Total net assets                           $   1,022,706           493,876          386,309           1,496,159
                                                        ============     ===============    ===========     ===============


Investments in mutual funds at cost                   $   1,073,895           557,290          371,181           1,567,856
                                                        ============     ===============    ===========     ===============


See accompanying notes to financial statements.



                     FIRST VARIABLE LIFE INSURANCE COMPANY -
                          FIRST VARIABLE ANNUITY FUND E

                 Statements of Assets and Liabilities, Continued

                                December 31, 2000







                                                            SELIGMAN                MFS                                   MFS
                                                          COMMUNICATION             NEW                MFS             GROWTH &
ASSETS:                                                  AND INFORMATION       DISCOVERY (SC)      GROWTH (SC)        INCOME (SC)
                                                        ------------------    -----------------   --------------     --------------

Investments in mutual funds
   at net asset value (see cost below)                $      1,926,445            2,804,928           1,453,622          2,182,126
Receivable from First Variable Life Insurance
   Company                                                          14                   --                   7                  5
                                                        ------------------    -----------------   --------------     --------------

           Total assets                                      1,926,459            2,804,928           1,453,629          2,182,131
                                                        ------------------    -----------------   --------------     --------------

LIABILITIES:

Payable to First Variable Life Insurance
   Company                                                          --                   54                  --                 --
                                                        ------------------    -----------------   --------------     --------------

                                                      $      1,926,459            2,804,874           1,453,629          2,182,131
                                                        ==================    =================   ==============     ==============

NET ASSETS:

Annuity contracts in accumulation period              $      1,926,459            2,804,874           1,453,629          2,182,131
Annuity contracts in payment period                                 --                   --                  --                 --
                                                        ------------------    -----------------   --------------     --------------

           Total net assets                           $      1,926,459            2,804,874           1,453,629          2,182,131
                                                        ==================    =================   ==============     ==============


Investments in mutual funds at cost                   $      2,940,596            2,990,065           1,594,349          2,220,214
                                                        ==================    =================   ==============     ==============


See accompanying notes to financial statements.

                     FIRST VARIABLE LIFE INSURANCE COMPANY -
                          FIRST VARIABLE ANNUITY FUND E

                            Statements of Operations

                          Year ended December 31, 2000





                                                                                      VARIABLE INVESTORS SERIES TRUST
                                                                             --------------------------------------------------
                                                                FEDERATED                         HIGH
                                                                  PRIME                          INCOME          MULTIPLE
                                                                  MONEY          GROWTH           BOND          STRATEGIES
                                                                 FUND II        DIVISION        DIVISION         DIVISION
                                                               ------------  ---------------  --------------  ---------------

Investment income - dividends                                $     677,034       16,965,744       1,479,617        7,079,516

Expenses -
     fees paid to First Variable Life Insurance
      Company - risk and administrative charges                    166,818          745,588         119,626          643,254
                                                               ------------  ---------------  --------------  ---------------

            Net investment income                                  510,216       16,220,156       1,359,991        6,436,262
                                                               ------------  ---------------  --------------  ---------------

Realized and unrealized gain (loss) on
     investments:
      Realized gain (loss) on fund shares redeemed                      --        1,390,117        (691,992)         996,324
      Net unrealized appreciation (depreciation) on
        investments during the year                                     --      (25,742,598)     (1,752,686)     (13,443,913)
                                                               ------------  ---------------  --------------  ---------------

            Net realized and unrealized gain (loss)
              on investments                                            --      (24,352,481)     (2,444,678)     (12,447,589)
                                                               ------------  ---------------  --------------  ---------------

            Net increase (decrease) in net assets
              resulting from operations                      $     510,216       (8,132,325)     (1,084,687)      (6,011,327)
                                                               ============  ===============  ==============  ===============


                     FIRST VARIABLE LIFE INSURANCE COMPANY -
                          FIRST VARIABLE ANNUITY FUND E

                            Statements of Operations

                          Year ended December 31, 2000





                                                                             VARIABLE INVESTORS SERIES TRUST
                                                         ---------------------------------------------------------------------------
                                                                            U.S.                         GROWTH           SMALL
                                                           MATRIX         GOVERNMENT      WORLD            AND           CAPITAL
                                                           EQUITY           BOND          EQUITY         INCOME          GROWTH
                                                          DIVISION        DIVISION       DIVISION       DIVISION        DIVISION
                                                         -------------  -------------  -------------  --------------  --------------

Investment income - dividends                          $    3,705,255        738,894      3,757,001       3,198,482       2,676,213

Expenses -
     fees paid to First Variable Life Insurance
      Company - risk and administrative charges               228,452        156,999        288,717         277,111         286,618
                                                         -------------  -------------  -------------  --------------  --------------

            Net investment income                           3,476,803        581,895      3,468,284       2,921,371       2,389,595
                                                         -------------  -------------  -------------  --------------  --------------

Realized and unrealized gain (loss) on
     investments:
      Realized gain (loss) on fund shares redeemed            292,352       (157,752)     3,704,332        (386,548)      2,333,715
      Net unrealized appreciation (depreciation) on
        investments during the year                        (6,190,144)       591,028     (8,260,283)     (1,643,766)     (8,588,255)
                                                         -------------  -------------  -------------  --------------  --------------

            Net realized and unrealized gain (loss)
              on investments                               (5,897,792)       433,276     (4,555,951)     (2,030,314)     (6,254,540)
                                                         -------------  -------------  -------------  --------------  --------------

            Net increase (decrease) in net assets
              resulting from operations                $   (2,420,989)     1,015,171     (1,087,667)        891,057      (3,864,945)
                                                         =============  =============  =============  ==============  ==============

                     FIRST VARIABLE LIFE INSURANCE COMPANY -
                          FIRST VARIABLE ANNUITY FUND E

                       Statements of Operations, Continued

                          Year ended December 31, 2000






                                                                                                         DEAM
                                                             AIM                         AMERICAN         VIT
                                                           CAPITAL            AIM         CENTURY       EQUITY
                                                          APPRECIATION      GROWTH       VP VALUE        INDEX
                                                        ---------------  -------------- ------------  ------------

Investment income - dividends                         $        275,495         380,134       60,246         2,577

Expenses -
    fees paid to First Variable Life Insurance
      Company - risk and administrative charges                134,216         154,243       20,414        65,057
                                                        ---------------  -------------- ------------  ------------

          Net investment income (loss)                         141,279         225,891       39,832       (62,480)
                                                        ---------------  -------------- ------------  ------------

Realized and unrealized gain (loss) on
    investments:
      Realized gain (loss) on fund shares redeemed             333,584          81,886     (138,168)       87,321
      Net unrealized appreciation (depreciation) on
        investments during the year                         (2,224,425)     (3,718,407)     312,048      (516,931)
                                                        ---------------  -------------- ------------  ------------

          Net realized and unrealized gain (loss)
           on investments                                   (1,890,841)     (3,636,521)     173,880      (429,610)
                                                        ---------------  -------------- ------------  ------------

          Net increase (decrease) in net assets
           resulting from operations                  $     (1,749,562)     (3,410,630)     213,712      (492,090)
                                                        ===============  ============== ============  ============





                     FIRST VARIABLE LIFE INSURANCE COMPANY -
                          FIRST VARIABLE ANNUITY FUND E

                       Statements of Operations, Continued

                          Year ended December 31, 2000






                                                            DEAM                         LORD
                                                             VIT        TEMPLETON       ABBETT          MFS
                                                          SMALL CAP    INTERNATIONAL   GROWTH &         NEW
                                                            INDEX       SECURITIES      INCOME       DISCOVERY
                                                        -------------  -------------  ------------  -------------

Investment income - dividends                         $        3,697        636,191        32,613        111,264

Expenses -
    fees paid to First Variable Life Insurance
      Company - risk and administrative charges               10,110         64,934        41,791         68,554
                                                        -------------  -------------  ------------  -------------

          Net investment income (loss)                        (6,413)       571,257        (9,178)        42,710
                                                        -------------  -------------  ------------  -------------

Realized and unrealized gain (loss) on
    investments:
      Realized gain (loss) on fund shares redeemed           (51,560)      (360,594)      (67,031)       871,558
      Net unrealized appreciation (depreciation) on
        investments during the year                          (97,071)      (224,704)      540,843     (1,218,369)
                                                        -------------  -------------  ------------  -------------

          Net realized and unrealized gain (loss)
           on investments                                   (148,631)      (585,298)      473,812       (346,811)
                                                        -------------  -------------  ------------  -------------

          Net increase (decrease) in net assets
           resulting from operations                  $     (155,044)       (14,041)      464,634       (304,101)
                                                        =============  =============  ============  =============




                     FIRST VARIABLE LIFE INSURANCE COMPANY -
                          FIRST VARIABLE ANNUITY FUND E

                       Statements of Operations, Continued

                          Year ended December 31, 2000







                                                                            MFS        TEMPLETON
                                                              MFS        GROWTH &       GROWTH
                                                            GROWTH        INCOME      SECURITIES  (1)
                                                        --------------  ------------  ------------

Investment income - dividends                         $        19,984        13,313            --

Expenses -
    fees paid to First Variable Life Insurance
      Company - risk and administrative charges                35,278        13,102        16,600
                                                        --------------  ------------  ------------

          Net investment income (loss)                        (15,294)          211       (16,600)
                                                        --------------  ------------  ------------

Realized and unrealized gain (loss) on
    investments:
      Realized gain (loss) on fund shares redeemed            271,562         8,626         2,841
      Net unrealized appreciation (depreciation) on
        investments during the year                          (398,352)      (13,347)       88,883
                                                        --------------  ------------  ------------

          Net realized and unrealized gain (loss)
           on investments                                    (126,790)       (4,721)       91,724
                                                        --------------  ------------  ------------

          Net increase (decrease) in net assets
           resulting from operations                  $      (142,084)       (4,510)       75,124
                                                        ==============  ============  ============


(1) From commencement of operations, May 1, 2000.


                     FIRST VARIABLE LIFE INSURANCE COMPANY -
                          FIRST VARIABLE ANNUITY FUND E

                       Statements of Operations, Continued

                          Year ended December 31, 2000







                                                         DEAM VIT                        FIDELITY        FIDELITY       FEDERATED
                                                           EAFE          FIDELITY         GROWTH          EQUITY       HIGH INCOME
                                                           INDEX  (1)   CONTRAFUND (1) OPPORTUNITIES (1)  INCOME  (1)   BOND II (1)
                                                        ------------   -------------   --------------    ---------    --------------

Investment income - dividends                         $      21,604              --               --           --                --

Expenses -
    fees paid to First Variable Life Insurance
      Company - risk and administrative charges               9,862           5,447            2,738        1,231            13,187
                                                        ------------   -------------   --------------    ---------    --------------

            Net investment income                            11,742          (5,447)          (2,738)      (1,231)          (13,187)
                                                        ------------   -------------   --------------    ---------    --------------

Realized and unrealized gain (loss) on
    investments:
      Realized gain (loss) on fund shares redeemed         (116,966)         (1,397)          (1,339)       3,030            32,530
      Net unrealized appreciation (depreciation) on
        investments during the year                        (100,466)        (51,189)         (63,418)      15,487           (71,690)
                                                        ------------   -------------   --------------    ---------    --------------

            Net realized and unrealized gain (loss)
              on investments                               (217,432)        (52,586)         (64,757)      18,517           (39,160)
                                                        ------------   -------------   --------------    ---------    --------------

            Net increase (decrease) in net assets
              resulting from operations               $    (205,690)        (58,033)         (67,495)      17,286           (52,347)
                                                        ============   =============   ==============    =========    ==============


(1) From commencement of operations, May 1, 2000.

See accompanying notes to financial statements.



                     FIRST VARIABLE LIFE INSURANCE COMPANY -
                          FIRST VARIABLE ANNUITY FUND E

                       Statements of Operations, Continued

                          Year ended December 31, 2000







                                                             SELIGMAN                MFS                                 MFS
                                                          COMMUNICATION              NEW                MFS            GROWTH &
                                                         AND INFORMATION (1)   DISCOVERY (SC)(1)   GROWTH (SC) (1)  INCOME (SC)  (1)
                                                        ------------------    ------------------   --------------   ---------------

Investment income - dividends                         $           253,525                    --               --                --

Expenses -
    fees paid to First Variable Life Insurance
      Company - risk and administrative charges                    11,164                20,399            9,987            15,017
                                                        ------------------    ------------------   --------------   ---------------

            Net investment income                                 242,361               (20,399)          (9,987)          (15,017)
                                                        ------------------    ------------------   --------------   ---------------

Realized and unrealized gain (loss) on
    investments:
      Realized gain (loss) on fund shares redeemed                (15,080)               (3,939)         (16,097)            4,101
      Net unrealized appreciation (depreciation) on
        investments during the year                            (1,014,151)             (185,138)        (140,727)          (38,088)
                                                        ------------------    ------------------   --------------   ---------------

            Net realized and unrealized gain (loss)
              on investments                                   (1,029,231)             (189,077)        (156,824)          (33,987)
                                                        ------------------    ------------------   --------------   ---------------

            Net increase (decrease) in net assets
              resulting from operations               $          (786,870)             (209,476)        (166,811)          (49,004)
                                                        ==================    ==================   ==============   ===============


(1) From commencement of operations, May 1, 2000.

See accompanying notes to financial statements.


                     FIRST VARIABLE LIFE INSURANCE COMPANY -
                          FIRST VARIABLE ANNUITY FUND E

                       Statements of Changes in Net Assets

                          Year ended December 31, 2000





                                                                                    VARIABLE INVESTORS SERIES TRUST
                                                                      --------------------------------------------------------------
                                                       FEDERATED                         HIGH
                                                         PRIME                          INCOME          MULTIPLE         MATRIX
                                                         MONEY          GROWTH           BOND          STRATEGIES        EQUITY
                                                        FUND II        DIVISION        DIVISION         DIVISION        DIVISION
                                                     ---------------  -------------  --------------  ---------------  --------------

Operations:
    Net investment income                          $        510,216     16,220,156       1,359,991        6,436,262       3,476,803
    Realized gain (loss) on fund shares redeemed                 --      1,390,117        (691,992)         996,324         292,352
    Net unrealized appreciation (depreciation)
      on investments during the period                           --    (25,742,598)     (1,752,686)     (13,443,913)     (6,190,144)
                                                     ---------------  -------------  --------------  ---------------  --------------

            Net increase (decrease) in net assets
              resulting from operations                     510,216     (8,132,325)     (1,084,687)      (6,011,327)     (2,420,989)
                                                     ---------------  -------------  --------------  ---------------  --------------

From contract owner transactions:
    Net proceeds from sale or transfer of
      accumulation units                                  8,037,060      6,243,960         120,419        6,652,558         690,883
    Policy contract charges                                  33,010        (43,165)         (5,031)         (24,212)         (9,853)
    Cost of accumulation units terminated
      and exchanged                                     (12,549,284)   (14,239,242)     (8,086,059)      (8,519,010)     (6,371,668)
                                                     ---------------  -------------  --------------  ---------------  --------------

            Increase (decrease) in net
              assets from contract
              owner transactions                         (4,479,214)    (8,038,447)     (7,970,671)      (1,890,664)     (5,690,638)
                                                     ---------------  -------------  --------------  ---------------  --------------

            Increase (decrease) in net assets            (3,968,998)   (16,170,772)     (9,055,358)      (7,901,991)     (8,111,627)

Net assets at beginning of period                        15,562,111     58,126,552      14,378,138       46,074,341      20,893,403
                                                     ---------------  -------------  --------------  ---------------  --------------

Net assets at end of period                        $     11,593,113     41,955,780       5,322,780       38,172,350      12,781,776
                                                     ===============  =============  ==============  ===============  ==============



                     FIRST VARIABLE LIFE INSURANCE COMPANY -
                          FIRST VARIABLE ANNUITY FUND E

                       Statements of Changes in Net Assets

                          Year ended December 31, 2000





                                                                     VARIABLE INVESTORS SERIES TRUST
                                                      --------------------------------------------------------------
                                                          U.S.
                                                       GOVERNMENT         WORLD         GROWTH &       SMALL CAP.          AIM
                                                          BOND           EQUITY          INCOME          GROWTH          CAPITAL
                                                        DIVISION        DIVISION        DIVISION        DIVISION       APPRECIATION
                                                     ---------------  --------------  --------------  --------------  --------------

Operations:
    Net investment income                          $        581,895       3,468,284       2,921,371       2,389,595         141,279
    Realized gain (loss) on fund shares redeemed           (157,752)      3,704,332        (386,548)      2,333,715         333,584
    Net unrealized appreciation (depreciation)
      on investments during the period                      591,028      (8,260,283)     (1,643,766)     (8,588,255)     (2,224,425)
                                                     ---------------  --------------  --------------  --------------  --------------

            Net increase (decrease) in net assets
              resulting from operations                   1,015,171      (1,087,667)        891,057      (3,864,945)     (1,749,562)
                                                     ---------------  --------------  --------------  --------------  --------------

From contract owner transactions:
    Net proceeds from sale or transfer of
      accumulation units                                  1,295,356         935,542         609,342       6,332,032       8,276,311
    Policy contract charges                                 (11,799)         (8,441)         (9,750)         (9,977)         (3,497)
    Cost of accumulation units terminated
      and exchanged                                      (4,335,669)     (9,543,996)     (7,777,270)     (3,307,587)     (1,143,730)
                                                     ---------------  --------------  --------------  --------------  --------------

            Increase (decrease) in net
              assets from contract
              owner transactions                         (3,052,112)     (8,616,895)     (7,177,678)      3,014,468       7,129,084
                                                     ---------------  --------------  --------------  --------------  --------------

            Increase (decrease) in net assets            (2,036,941)     (9,704,562)     (6,286,621)       (850,477)      5,379,522

Net assets at beginning of period                        11,542,948      23,450,718      24,359,115      16,685,515       4,377,811
                                                     ---------------  --------------  --------------  --------------  --------------

Net assets at end of period                        $      9,506,007      13,746,156      18,072,494      15,835,038       9,757,333
                                                     ===============  ==============  ==============  ==============  ==============



                     FIRST VARIABLE LIFE INSURANCE COMPANY -
                          FIRST VARIABLE ANNUITY FUND E

                 Statements of Changes in Net Assets, Continued

                          Year ended December 31, 2000






                                                                                        DEAM            DEAM
                                                                      AMERICAN          VIT              VIT         TEMPLETON
                                                       AIM            CENTURY          EQUITY         SMALL CAP     INTERNATIONAL
                                                      GROWTH          VP VALUE         INDEX            INDEX        SECURITIES
                                                  ---------------   -------------   -------------    ------------   -------------

Operations:
    Net investment income                        $       225,891          39,832         (62,480)         (6,413)        571,257
    Realized gain (loss) on fund shares redeemed          81,886        (138,168)         87,321         (51,560)       (360,594)
    Net unrealized appreciation (depreciation)
      on investments during the period                (3,718,407)        312,048        (516,931)        (97,071)       (224,704)
                                                  ---------------   -------------   -------------    ------------   -------------

            Net increase (decrease) in net assets
              resulting from operations               (3,410,630)        213,712        (492,090)       (155,044)        (14,041)
                                                  ---------------   -------------   -------------    ------------   -------------

From contract owner transactions:
    Net proceeds from sale or transfer of
      accumulation units                              10,630,142         298,501       1,808,582         564,292         976,780
    Policy contract charges                               (4,901)           (654)         (2,083)           (335)         (1,865)
    Cost of accumulation units terminated
      and exchanged                                   (1,326,483)       (443,811)       (578,384)       (270,611)       (761,613)
                                                  ---------------   -------------   -------------    ------------   -------------

            Increase (decrease) in net
              assets from contract
              owner transactions                       9,298,758        (145,964)      1,228,115         293,346         213,302
                                                  ---------------   -------------   -------------    ------------   -------------

            Increase (decrease) in net assets          5,888,128          67,748         736,025         138,302         199,261

Net assets at beginning of period                      5,348,429       1,532,979       3,675,153         486,261       4,154,186
                                                  ---------------   -------------   -------------    ------------   -------------

Net assets at end of period                      $    11,236,557       1,600,727       4,411,178         624,563       4,353,447
                                                  ===============   =============   =============    ============   =============


(1) From commencement of operations, May 1, 2000.

                     FIRST VARIABLE LIFE INSURANCE COMPANY -
                          FIRST VARIABLE ANNUITY FUND E

                 Statements of Changes in Net Assets, Continued

                          Year ended December 31, 2000






                                                      LORD
                                                     ABBETT             MFS                               MFS          TEMPLETON
                                                    GROWTH &            NEW              MFS            GROWTH           GROWTH
                                                     INCOME       DISCOVERY (IC)     GROWTH (IC)     & INCOME (IC)    SECURITIES (1)
                                                  -------------   ----------------   -------------   ---------------   ------------

Operations:
    Net investment income                        $      (9,178)            42,710         (15,294)              211        (16,600)
    Realized gain (loss) on fund shares redeemed       (67,031)           871,558         271,562             8,626          2,841
    Net unrealized appreciation (depreciation)
      on investments during the period                 540,843         (1,218,369)       (398,352)          (13,347)        88,883
                                                  -------------   ----------------   -------------   ---------------   ------------

            Net increase (decrease) in net assets
              resulting from operations                464,634           (304,101)       (142,084)           (4,510)        75,124
                                                  -------------   ----------------   -------------   ---------------   ------------

From contract owner transactions:
    Net proceeds from sale or transfer of
      accumulation units                             1,599,214            795,443       1,293,037           189,373      2,445,235
    Policy contract charges                             (1,292)            (2,250)         (1,163)             (386)          (387)
    Cost of accumulation units terminated
      and exchanged                                   (369,620)          (826,986)       (947,175)         (516,895)       (87,727)
                                                  -------------   ----------------   -------------   ---------------   ------------

            Increase (decrease) in net
              assets from contract
              owner transactions                     1,228,302            (33,793)        344,699          (327,908)     2,357,121
                                                  -------------   ----------------   -------------   ---------------   ------------

            Increase (decrease) in net assets        1,692,936           (337,894)        202,615          (332,418)     2,432,245

Net assets at beginning of period                    2,624,523          3,848,610       1,693,272           937,910             --
                                                  -------------   ----------------   -------------   ---------------   ------------

Net assets at end of period                      $   4,317,459          3,510,716       1,895,887           605,492      2,432,245
                                                  =============   ================   =============   ===============   ============


(1) From commencement of operations, May 1, 2000.

                     FIRST VARIABLE LIFE INSURANCE COMPANY -
                          FIRST VARIABLE ANNUITY FUND E

                 Statements of Changes in Net Assets, Continued

                          Year ended December 31, 2000







                                                           DEAM VIT                          FIDELITY
                                                             EAFE          FIDELITY           GROWTH
                                                            INDEX     (1) CONTRAFUND  (1) OPPORTUNITIES  (1)
                                                         -------------    ------------    ---------------

Operations:
    Net investment income                               $      11,742          (5,447)            (2,738)
    Realized gain (loss) on fund shares redeemed             (116,966)         (1,397)            (1,339)
    Net unrealized appreciation (depreciation)
      on investments during the period                       (100,466)        (51,189)           (63,418)
                                                         -------------    ------------    ---------------

            Net increase (decrease) in net assets
              resulting from operations                      (205,690)        (58,033)           (67,495)
                                                         -------------    ------------    ---------------

From contract owner transactions:
    Net proceeds from sale or transfer of
      accumulation units                                    1,677,845       1,088,605            565,505
    Policy contract charges                                      (360)            (79)               (19)
    Cost of accumulation units terminated
      and exchanged                                          (178,060)         (7,787)            (4,115)
                                                         -------------    ------------    ---------------

            Increase (decrease) in net
              assets from contract
              owner transactions                            1,499,425       1,080,739            561,371
                                                         -------------    ------------    ---------------

            Increase (decrease) in net assets               1,293,735       1,022,706            493,876

Net assets at beginning of period                                  --              --                 --
                                                         -------------    ------------    ---------------

Net assets at end of period                             $   1,293,735       1,022,706            493,876
                                                         =============    ============    ===============


(1) From commencement of operations, May 1, 2000.

See accompanying notes to financial statements.

                     FIRST VARIABLE LIFE INSURANCE COMPANY -
                          FIRST VARIABLE ANNUITY FUND E

                 Statements of Changes in Net Assets, Continued

                          Year ended December 31, 2000







                                                           FIDELITY       FEDERATED           SELIGMAN
                                                            EQUITY       HIGH INCOME        COMMUNICATION
                                                            INCOME  (1)    BOND II     (1) AND INFORMATION  (1)
                                                         -----------    ---------------   ------------------

Operations:
    Net investment income                               $    (1,231)           (13,187)             242,361
    Realized gain (loss) on fund shares redeemed              3,030             32,530              (15,080)
    Net unrealized appreciation (depreciation)
      on investments during the period                       15,487            (71,690)          (1,014,151)
                                                         -----------    ---------------   ------------------

            Net increase (decrease) in net assets
              resulting from operations                      17,286            (52,347)            (786,870)
                                                         -----------    ---------------   ------------------

From contract owner transactions:
    Net proceeds from sale or transfer of
      accumulation units                                    394,277          2,112,568            2,770,218
    Policy contract charges                                     (12)              (486)                (184)
    Cost of accumulation units terminated
      and exchanged                                         (25,242)          (563,576)             (56,705)
                                                         -----------    ---------------   ------------------

            Increase (decrease) in net
              assets from contract
              owner transactions                            369,023          1,548,506            2,713,329
                                                         -----------    ---------------   ------------------

            Increase (decrease) in net assets               386,309          1,496,159            1,926,459

Net assets at beginning of period                                --                 --                   --
                                                         -----------    ---------------   ------------------

Net assets at end of period                             $   386,309          1,496,159            1,926,459
                                                         ===========    ===============   ==================


(1) From commencement of operations, May 1, 2000.

See accompanying notes to financial statements.

                     FIRST VARIABLE LIFE INSURANCE COMPANY -
                          FIRST VARIABLE ANNUITY FUND E

                 Statements of Changes in Net Assets, Continued

                          Year ended December 31, 2000







                                                                MFS                                  MFS
                                                                NEW                 MFS            GROWTH &
                                                           DISCOVERY (SC)  (1)  GROWTH (SC)  (1) INCOME (SC)   (1)
                                                         ------------------    --------------   ---------------

Operations:
    Net investment income                               $          (20,399)           (9,987)          (15,017)
    Realized gain (loss) on fund shares redeemed                    (3,939)          (16,097)            4,101
    Net unrealized appreciation (depreciation)
      on investments during the period                            (185,138)         (140,727)          (38,088)
                                                         ------------------    --------------   ---------------

            Net increase (decrease) in net assets
              resulting from operations                           (209,476)         (166,811)          (49,004)
                                                         ------------------    --------------   ---------------

From contract owner transactions:
    Net proceeds from sale or transfer of
      accumulation units                                         3,325,066         1,993,107         2,482,999
    Policy contract charges                                        (15,472)             (264)             (483)
    Cost of accumulation units terminated
      and exchanged                                               (295,244)         (372,403)         (251,381)
                                                         ------------------    --------------   ---------------

            Increase (decrease) in net
              assets from contract
              owner transactions                                 3,014,350         1,620,440         2,231,135
                                                         ------------------    --------------   ---------------

            Increase (decrease) in net assets                    2,804,874         1,453,629         2,182,131

Net assets at beginning of period                                       --                --                --
                                                         ------------------    --------------   ---------------

Net assets at end of period                             $        2,804,874         1,453,629         2,182,131
                                                         ==================    ==============   ===============


(1) From commencement of operations, May 1, 2000.

See accompanying notes to financial statements.

                     FIRST VARIABLE LIFE INSURANCE COMPANY -
                          FIRST VARIABLE ANNUITY FUND E

                       Statements of Changes in Net Assets

                          Year ended December 31, 1999





                                                                               VARIABLE INVESTORS SERIES TRUST
                                                                       -------------------------------------------------------------
                                                       FEDERATED                         HIGH
                                                         PRIME                          INCOME          MULTIPLE         MATRIX
                                                         MONEY          GROWTH           BOND          STRATEGIES        EQUITY
                                                        FUND II        DIVISION        DIVISION         DIVISION        DIVISION
                                                      -------------   -------------   -------------   --------------   -------------

Operations:
    Net investment income                          $       405,271       1,133,172        (226,877)         609,856         107,301
    Realized gain (loss) on fund shares redeemed                --       2,317,365        (863,209)       2,118,312         512,761
    Net unrealized appreciation (depreciation)
      on investments during the period                          --      10,322,774       1,227,167        6,483,773       1,803,845
                                                      -------------   -------------   -------------   --------------   -------------

            Net increase (decrease) in net assets
              resulting from operations                    405,271      13,773,311         137,081        9,211,941       2,423,907
                                                      -------------   -------------   -------------   --------------   -------------

From contract owner transactions:
    Net proceeds from sale or transfer of
      accumulation units                                11,151,565      10,337,970       2,820,608        7,361,146       2,374,837
    Policy contract charges                                 (6,030)        (25,134)         (8,158)         (20,628)        (11,428)
    Cost of accumulation units terminated
      and exchanged                                     (4,839,247)     (7,171,267)     (8,399,292)      (8,115,511)     (3,467,538)
                                                      -------------   -------------   -------------   --------------   -------------

            Increase (decrease) in net
              assets from contract
              owner transactions                         6,306,288       3,141,569      (5,586,842)        (774,993)     (1,104,129)
                                                      -------------   -------------   -------------   --------------   -------------

            Increase (decrease) in net assets            6,711,559      16,914,880      (5,449,761)       8,436,948       1,319,778

Net assets at beginning of period                        8,850,552      41,211,672      19,827,899       37,637,393      19,573,625
                                                      -------------   -------------   -------------   --------------   -------------

Net assets at end of period                        $    15,562,111      58,126,552      14,378,138       46,074,341      20,893,403
                                                      =============   =============   =============   ==============   =============


                     FIRST VARIABLE LIFE INSURANCE COMPANY -
                          FIRST VARIABLE ANNUITY FUND E

                       Statements of Changes in Net Assets

                          Year ended December 31, 1999





                                                                       VARIABLE INVESTORS SERIES TRUST
                                                       ----------------------------------------------------------------
                                                           U.S.
                                                        GOVERNMENT         WORLD          GROWTH &        SMALL CAP.
                                                           BOND            EQUITY          INCOME           GROWTH
                                                         DIVISION         DIVISION        DIVISION         DIVISION
                                                      ---------------   -------------   --------------   --------------

Operations:
    Net investment income                          $        (170,463)         18,046          210,358         (155,114)
    Realized gain (loss) on fund shares redeemed            (203,235)        (98,507)       1,017,551          809,162
    Net unrealized appreciation (depreciation)
      on investments during the period                       (63,719)      8,574,133          (26,770)       6,371,306
                                                      ---------------   -------------   --------------   --------------

            Net increase (decrease) in net assets
              resulting from operations                     (437,417)      8,493,672        1,201,139        7,025,354
                                                      ---------------   -------------   --------------   --------------

From contract owner transactions:
    Net proceeds from sale or transfer of
      accumulation units                                   1,660,591       2,033,053        5,294,659          837,188
    Policy contract charges                                   (4,806)         (8,664)         (12,586)          (7,047)
    Cost of accumulation units terminated
      and exchanged                                       (2,739,148)     (8,317,041)      (6,950,267)      (3,678,845)
                                                      ---------------   -------------   --------------   --------------

            Increase (decrease) in net
              assets from contract
              owner transactions                          (1,083,363)     (6,292,652)      (1,668,194)      (2,848,704)
                                                      ---------------   -------------   --------------   --------------

            Increase (decrease) in net assets             (1,520,780)      2,201,020         (467,055)       4,176,650

Net assets at beginning of period                         13,063,728      21,249,698       24,826,170       12,508,865
                                                      ---------------   -------------   --------------   --------------

Net assets at end of period                        $      11,542,948      23,450,718       24,359,115       16,685,515
                                                      ===============   =============   ==============   ==============


                     FIRST VARIABLE LIFE INSURANCE COMPANY -
                          FIRST VARIABLE ANNUITY FUND E

                 Statements of Changes in Net Assets, Continued

                          Year ended December 31, 1999






                                                                                                        BANKERS        BANKERS
                                                          AIM                          AMERICAN          TRUST          TRUST
                                                        CAPITAL          AIM           CENTURY          EQUITY        SMALL CAP
                                                    APPRECIATION (1)    GROWTH    (1)  VP VALUE   (1)    INDEX    (1)   INDEX   (1)
                                                    ---------------    -----------   -------------    ------------    ----------

Operations:
     Net investment income                          $       73,480        155,535          (9,567)          5,580        14,803
     Realized gain (loss) on fund shares redeemed           21,379          8,128         (52,953)        218,806        28,092
     Net unrealized appreciation (depreciation)
       on investments during the period                    618,758        601,014        (125,039)        265,423        43,504
                                                      -------------    -----------   -------------    ------------    ----------

           Net increase (decrease) in net assets
             resulting from operations                     713,617        764,677        (187,559)        489,809        86,399
                                                      -------------    -----------   -------------    ------------    ----------

From contract owner transactions:
     Net proceeds from sale or transfer of
       accumulation units                                3,721,631      4,634,500       1,744,279       4,161,459       409,599
     Policy contract charges                                   (83)          (346)            (97)           (463)          (30)
     Cost of accumulation units terminated
       and exchanged                                       (57,354)       (50,402)        (23,644)       (975,652)       (9,707)
                                                      -------------    -----------   -------------    ------------    ----------

           Increase in net assets
             from contract owner
             transactions                                3,664,194      4,583,752       1,720,538       3,185,344       399,862
                                                      -------------    -----------   -------------    ------------    ----------

           Increase in net assets                        4,377,811      5,348,429       1,532,979       3,675,153       486,261

Contract owners' equity at beginning of period                  --             --              --              --            --
                                                      -------------    -----------   -------------    ------------    ----------

Contract owners' equity at end of period            $    4,377,811      5,348,429       1,532,979       3,675,153       486,261
                                                      =============    ===========   =============    ============    ==========


(1)  From commencement of operations, May 1, 1999.

See accompanying notes to financial statements.


                     FIRST VARIABLE LIFE INSURANCE COMPANY -
                          FIRST VARIABLE ANNUITY FUND E

                 Statements of Changes in Net Assets, Continued

                          Year ended December 31, 1999






                                                                         LORD
                                                      TEMPLETON         ABBETT            MFS                            MFS
                                                     INTERNATIONAL     GROWTH &           NEW             MFS          GROWTH &
                                                     SECURITIES  (1)    INCOME  (1)    DISCOVERY  (1)    GROWTH  (1)    INCOME   (1)
                                                    -------------    -------------    -------------   -------------   -----------

Operations:
     Net investment income                          $    (16,253)         192,114           53,896            (514)       (4,612)
     Realized gain (loss) on fund shares redeemed        196,792           (4,107)          46,560          15,553        (1,155)
     Net unrealized appreciation (depreciation)
       on investments during the period                  217,786          (81,874)       1,066,842         245,251        31,823
                                                     ------------    -------------    -------------   -------------   -----------

           Net increase (decrease) in net assets
             resulting from operations                   398,325          106,133        1,167,298         260,290        26,056
                                                     ------------    -------------    -------------   -------------   -----------

From contract owner transactions:
     Net proceeds from sale or transfer of
       accumulation units                              3,832,214        2,556,744        2,765,457       1,502,509       916,030
     Policy contract charges                                (144)            (108)            (290)            (70)          (41)
     Cost of accumulation units terminated
       and exchanged                                     (76,209)         (38,246)         (83,855)        (69,457)       (4,135)
                                                     ------------    -------------    -------------   -------------   -----------

           Increase in net assets
             from contract owner
             transactions                              3,755,861        2,518,390        2,681,312       1,432,982       911,854
                                                     ------------    -------------    -------------   -------------   -----------

           Increase in net assets                      4,154,186        2,624,523        3,848,610       1,693,272       937,910

Contract owners' equity at beginning of period                --               --               --              --            --
                                                     ------------    -------------    -------------   -------------   -----------

Contract owners' equity at end of period            $  4,154,186        2,624,523        3,848,610       1,693,272       937,910
                                                     ============    =============    =============   =============   ===========


(1)  From commencement of operations, May 1, 1999.

See accompanying notes to financial statements.

                     FIRST VARIABLE LIFE INSURANCE COMPANY -
                          FIRST VARIABLE ANNUITY FUND E

                          Notes to Financial Statements

                                December 31, 2000




  (1)   ORGANIZATION

        First Variable Annuity Fund E (the Fund) is a segregated account of First Variable Life Insurance Company (First Variable Life) and is registered as a unit investment trust under the Investment Company Act of 1940, amended (the 1940 Act). Eight of the investment divisions of the Fund are invested solely in the shares of the eight corresponding portfolios of the Variable Investors Series Trust (the Trust), a no-load, diversified, open-end, series management investment company registered under the 1940 Act. The remaining twenty-one investment divisions are invested in the Federated Prime Money Fund II, AIM Capital Appreciation, AIM Growth, American Century VP Value, DeAM VIT Equity Index, DeAM VIT Small Capital Index, Templeton International Securities, Lord Abbett Growth and Income, MFS New Discovery (IC), MFS Growth (IC), MFS Growth and Income (IC), Templeton Growth Securities, DeAM VIT EAFE Index, Fidelity Contrafund, Fidelity Growth Opportunities, Fidelity Equity Income, Federated High Income Bond II, Seligman Communication and Information, MFS New Discovery (SC), MFS Growth (SC), and MFS Growth & Income (SC), all of which are open-end management investment companies. Under applicable insurance law, the assets and liabilities of the Fund are clearly identified and distinguished from the other assets and liabilities of First Variable Life. The Fund cannot be charged with liabilities arising out of any other business of First Variable Life.

        First Variable Life is a wholly owned subsidiary of ILona Financial Group, Inc. (ILona) (previously Irish Life of North America, Inc.) ILona is a subsidiary of Irish Life & Permanent plc located in Dublin, Ireland. During 1999 Irish Life plc merged with Irish Permanent plc to form Irish Life & Permanent plc. First Variable Life is domiciled in the State of Arkansas.

        The assets of the Fund are not available to meet the general obligations of First Variable Life or ILona, and are held for the exclusive benefit of the contract owners participating in the Fund.

  (2)   SIGNIFICANT ACCOUNTING POLICIES

        The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

              INVESTMENTS

              The Fund's investments in the corresponding series of mutual funds are stated at the net asset values of the respective series, which approximates fair value, per share of the respective portfolios. Investment transactions are accounted for on the date the shares are purchased or sold. Effective August 1, 2000 the cost of shares sold and redeemed is determined on the weighted average method. Prior to that date the first in, first out method was used to determine these amounts. The change in methods resulted in a reclassification and had no impact on net assets. Dividends and capital gain distributions received from the mutual funds are reinvested in additional shares of the respective mutual funds and are recorded as income by the Fund on the ex-dividend date.

              FEDERAL INCOME TAXES

              For Federal income tax purposes, operations of the Fund are combined with those of First Variable Life, which is taxed as a life insurance company. First Variable Life anticipates no tax liability resulting from the operations of the Fund. Therefore, no provision for income taxes has been charged against the Fund.

              CONTRACTS IN ANNUITY PAYMENT PERIOD

              Annuity reserves are computed for currently payable contracts according to the 1983 Individual Annuity Mortality Table, using an assumed investment return (AIR) equal to the AIR of the specific contracts, which varies between 3% and 4%. Charges to annuity reserves for mortality and risk expense are reimbursed to First Variable Life if the reserves required are less than originally estimated. If additional reserves are required, First Variable Life reimburses the account.

              USE OF ESTIMATES

              The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

  (3)   INVESTMENTS

        The following table presents selected data for investments in each of the divisions of the Fund at December 31, 2000:

                                                                        NUMBER                                NET
                                                                          OF                                 ASSET
                                                                        SHARES             COST              VALUE
                                                                   -----------------  ----------------  ----------------

        Federated Prime Money Fund II                                  11,638,909      $ 11,638,909         11,638,909
        Growth Division                                                 1,338,621        56,169,303         41,953,418
        High Income Bond Division                                         807,946         7,141,199          5,322,792
        Multiple Strategies Division                                    2,387,334        42,771,322         38,171,556
        Matrix Equity Division                                          1,045,199        16,476,816         12,781,641
        U.S. Government Bond Division                                     907,955         9,517,045          9,505,987
        World Equity Division                                             876,168        14,604,642         13,746,345
        Growth and Income Division                                      1,209,528        18,859,637         18,072,743
        Small Capital Growth Division                                     782,445        17,360,476         15,834,785
        AIM Growth Division                                               452,713        14,353,726         11,236,334
        AIM Capital Appreciation                                          316,378        11,362,779          9,757,112
        American Century VP Value                                         239,990         1,413,722          1,600,730
        DeAM VIT Equity Index                                             320,345         4,662,652          4,411,144
        DeAM VIT Small Cap Index                                           56,267           678,136            624,569
        Templeton International Securities                                233,182         4,360,428          4,353,509
        Lord Abbett Growth & Income                                       169,646         3,858,514          4,317,484
        MFS New Discovery (IC)                                            211,413         3,663,098          3,511,572
        MFS Growth (IC)                                                   145,824         2,048,809          1,895,709
        MFS Growth & Income (IC)                                           28,819           587,015            605,491
        Templeton Growth Securities                                       177,538         2,343,386          2,432,269
        DeAM VIT EAFE Index                                               116,135         1,394,215          1,293,749
        Fidelity Contrafund                                                43,262         1,073,895          1,022,706
        Fidelity Growth Opportunities                                      27,934           557,290            493,872
        Fidelity Equity Inc                                                15,203           371,181            386,669
        Federated High Income Bond II                                     176,852         1,567,856          1,496,166
        Seligman Communication & Information                              130,165         2,940,596          1,926,445
        MFS New Discovery (SC)                                            169,073         2,990,065          2,804,928
        MFS Growth (SC)                                                   111,989         1,594,349          1,453,622
        MFS Growth & Income (SC)                                          104,010         2,220,214          2,182,126
                                                                   =================  ================  ================

  (4)   NET ASSETS
        Variable annuity net assets at December 31, 2000 consists of the following:
                                                        ACCUMULATION        ACCUMULATION                        2000 TOTAL
                                                            UNITS            UNIT VALUE         NET ASSETS        RETURN
                                                      ------------------  ------------------  ---------------- -------------

        Vista 1 and Vista 2 policies:
            Federated Prime Money Fund II                     83,201      $   17.298421         $  1,439,247        4.65%
            Growth Division                                  100,196          48.915792            4,901,146      (15.79)
            High Income Bond Division                         20,891          22.969907              479,855      (12.61)
            Multiple Strategies Division                     156,916          40.580015            6,367,650      (13.70)
            Matrix Equity Division                            48,416          36.191348            1,752,235      (14.80)
            U.S. Government Bond Division                     80,550          23.166786            1,866,081        9.69
            World Equity Division                             84,035          28.958962            2,433,580       (7.21)
            Growth and Income Division                        23,894          19.716214              471,093        7.48
            Small Capital Growth Division                     20,770          23.197225              481,817      (16.23)

        Cap Five and Vista policies:
            Federated Prime Money Fund II                    337,430          13.911064            4,694,015        4.50
            Growth Division                                  604,825          37.848520           22,891,721      (15.91)
            High Income Bond Division                        178,359          18.264506            3,257,646      (12.75)
            Multiple Strategies Division                     602,551          33.652936           20,277,595      (13.83)
            Matrix Equity Division                           285,979          27.478478            7,858,269      (14.93)
            U.S. Government Bond Division                    200,791          18.770546            3,768,956        9.51
            World Equity Division                            357,932          25.967155            9,294,484       (7.35)
            Growth and Income Division                       564,683          19.551753            11,040543        7.32
            Small Capital Growth Division                    412,300          23.003594            9,484,389      (16.36)
            AIM Growth                                       611,977           9.823799            6,013,778      (21.69)
            AIM Capital Appreciation                         326,491          12.241348            3,996,692      (12.21)
            American Century VP Value                         38,221          10.581153              404,421       16.61
            DeAM VIT Equity Index                            184,822           9.818425            1,814,656      (10.54)
            DeAM VIT Small Cap Index                          15,060          11.032189              166,148       (5.24)
            Templeton International Securities               135,560          10.773643            1,460,472       (3.75)
            Lord Abbett Growth & Income                      116,224          11.974202            1,391,687       14.25
            MFS New Discovery (IC)                           128,236          15.750278            2,019,759       (3.37)
            MFS Growth (IC)                                  101,790          12.834332            1,306,409       (7.51)
            MFS Growth & Income (IC)                          22,763          10.027655              228,264       (1.54)
            Templeton Growth Securities                      103,764          10.529078            1,092,538        5.29*
            DeAM VIT EAFE Index                                9,088           8.813699               80,098      (11.86)*
            Fidelity Contrafund                               30,616            9.35262              286,336       (6.47)*
            Fidelity Growth Opportunities                      4,986           8.535386               42,553      (14.65)*
            Fidelity Equity Inc                                9,934          10.954225              108,823        9.54*
            Federated High Income Bond II                    114,373           9.301731            1,063,868       (6.98)*
            Seligman Comm. & Information                     158,830           5.542045              880,242      (44.58)*
            MFS New Discovery (SC)                            82,656           9.532960              787,957       (4.67)*
            MFS Growth (SC)                                   77,953           9.010923              702,426       (9.89)*
            MFS Growth & Income (SC)                          31,565           9.944461              313,889       (0.56)*

        FPA 2 policies - Growth Division                      13,156          55.202911              726,274      (15.70)
                                                      ==================  ==================  ================ =============
        * Returns for periods less than one
            year are not annualized


                                                        ACCUMULATION        ACCUMULATION                        2000 TOTAL
                                                            UNITS            UNIT VALUE         NET ASSETS        RETURN
                                                      ------------------  ------------------  ---------------- -------------
        Cap No-load and Cap Six policies:
            Federated Prime Money Fund II                    446,965   $      11.938502    $       5,336,098        4.38%
            Growth Division                                  598,293          22.397603           13,400,331      (16.00)
            High Income Bond Division                        138,787          11.371801            1,578,258      (12.83)
            Multiple Strategies Division                     587,349          19.625639           11,527,105      (13.92)
            Matrix Equity Division                           210,894          15.013965            3,166,355      (15.02)
            U.S. Government Bond Division                    308,288          12.556325            3,870,970        9.40
            World Equity Division                            110,368          18.030252            1,989,961       (7.44)
            Growth and Income Division                       355,614          18.435580            6,555,954        7.22
            Small Capital Growth Division                    318,394          18.338768            5,838,945      (16.44)
            AIM Growth                                       531,518          9.810402             5,214,402      (21.78)
            AIM Capital Appreciation                         469,877          12.220931            5,742,339      (12.29)
            American Century VP Value                        113,249          10.563509            1,196,306       16.49
            DeAM VIT Equity Index                            264,896          9.802056             2,596,522      (10.63)
            DeAM VIT Small Cap Index                          41,622          11.013794              458,415       (5.33)
            Templeton International Securities               268,972          10.755680            2,892,975       (3.85)
            Lord Abbett Growth & Income                      244,747          11.954250            2,925,772       14.14
            MFS New Discovery (IC)                            92,470          15.724014            1,453,995       (3.46)
            MFS Growth (IC)                                   42,352          12.812939              542,658       (7.60)
            MFS Growth & Income (IC)                          37,682          10.010942              377,228       (1.64)
            Templeton Growth Securities                      127,324          10.522020            1,339,708        5.22*
            DeAM VIT EAFE Index                              137,791          8.807781             1,213,637      (11.92)*
            Fidelity Contrafund                               78,787          9.346342               736,370       (6.54)*
            Fidelity Growth Opportunities                     52,912          8.529658               451,322      (14.70)*
            Fidelity Equity Inc                               25,348          10.946884              277,486        9.47*
            Federated High Income Bond II                     46,506          9.295485               432,292       (7.05)*
            Seligman Comm. & Information                     188,905          5.538315             1,046,216      (44.62)*
            MFS New Discovery (SC)                           211,715          9.526556             2,016,916       (4.73)*
            MFS Growth (SC)                                   83,422          9.004876               751,203       (9.95)*
            MFS Growth & Income (SC)                         187,993          9.937792             1,868,232       (0.62)*
                                                      ==================  ==================  ================ =============

        * Returns for periods less than one
            year are not annualized


  (5)   PURCHASES AND SALES OF SECURITIES

        Cost of purchases and proceeds from sales of each mutual fund during the year ended December 31, 2000 are shown below:

                                                                                                     PROCEEDS
                                                                                   PURCHASES        FROM SALE
                                                                                 ---------------  ---------------

        Federated Prime Money Fund II                                          $    30,492,811       34,462,304
        Growth Division                                                             26,951,375       18,769,713
        High Income Bond Division                                                    3,164,083        9,774,055
        Multiple Strategies Division                                                15,979,703       11,434,224
        Matrix Equity Division                                                       4,953,021        7,166,808
        U.S. Government Bond Division                                                3,454,412        5,924,554
        World Equity Division                                                        8,493,103       13,641,856
        Growth and Income Division                                                   6,033,672       10,289,922
        Small Capital Growth Division                                               12,328,718        6,924,588
        AIM Growth                                                                  10,983,971        1,459,409
        AIM Capital Appreciation                                                     9,499,837        2,229,584
        American Century VP Value                                                    1,114,216        1,220,261
        DeAM VIT Equity Index                                                        2,962,963        1,797,656
        DeAM VIT Small Cap Index                                                     1,639,246        1,352,651
        Templeton International Securities                                          17,478,464       16,694,469
        Lord Abbett Growth & Income                                                  2,887,377        1,668,904
        MFS New Discovery (IC)                                                       3,294,512        3,285,420
        MFS Growth (IC)                                                              2,138,058        1,808,969
        MFS Growth & Income (IC)                                                       343,639          671,356
        Templeton Growth Securities                                                  2,463,196          122,560
        DeAM VIT EAFE Index                                                          2,764,005        1,253,395
        Fidelity Contrafund                                                          1,278,516          203,133
        Fidelity Growth Opportunities                                                  610,653           52,024
        Fidelity Equity Inc                                                            473,316          105,124
        Federated High Income Bond II                                                3,289,958        1,754,508
        Seligman Comm. & Information                                                 3,100,613          145,124
        MFS New Discovery (SC)                                                       3,977,058          983,140
        MFS Growth (SC)                                                              2,294,973          683,958
        MFS Growth & Income (SC)                                                     2,725,873          509,904
                                                                                 ===============  ===============



  (6)   EXPENSES

        As more fully disclosed in the prospectus, First Variable Life charges the Fund, based on the value of the Fund, various fees at an annual rate as follows:

                                                                                                             TOTAL
                                                                                                             CHANGE
                                                        MORTALITY      DISTRIBUTION     ADMINISTRATIVE         IN
                                                           RISK        EXPENSE RISK      EXPENSE RISK         2000
                                                       -------------  ---------------   --------------   ---------------

        FPA 2 policies                                      .60%            .15              .40          $     9,520
        Vista 1 and Vista 2 policies                        .75              --              .50              297,683
        Cap Five and Vista policies                         .85             .40              .15            2,000,397
        Cap No-load and Cap Six policies
                                                            .85             .40              .25            1,318,914
                                                       =============  ===============   ==============   ===============

  (7)   DIVERSIFICATION REQUIREMENTS

        Under the provisions of Section 817(h) of the Internal Revenue Code (the
        Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for Federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

        The Internal Revenue Service has issued regulations under Section 817(h) of the Code. First Variable Life believes that the Fund satisfies the current requirements of the regulations, and it intends that the Fund will continue to meet such requirements.

  (8)   PRINCIPAL UNDERWRITER AND GENERAL DISTRIBUTOR

        First Variable Capital Services, Inc., a wholly owned subsidiary of First Variable Life, is principal underwriter and general distributor of the contracts issued through the Fund.




                              Financial Statements

                      First Variable Life Insurance Company


                      FIRST VARIABLE LIFE INSURANCE COMPANY

                        Consolidated Financial Statements

                        December 31, 2000, 1999, and 1998

                   (With Independent Auditors' Report Thereon)


                          REPORT OF INDEPENDENT AUDITORS



     The Board of Directors and Stockholder
     First Variable Life Insurance Company:


     We have audited the accompanying consolidated balance sheets of First Variable Life Insurance Company and subsidiaries (the Company) as of December 31, 2000 and 1999, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. The accompanying financial statements of First Variable Life Insurance Company and subsidiaries as of and for the year ended December 31, 1998 were audited by other auditors whose report thereon dated February 2, 1999 expressed an unqualified opinion on those statements.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of First Variable Life Insurance Company and subsidiaries as of December 31, 2000 and 1999 and the consolidated results of their operations and their cash flows for the years ended December 31, 2000 and 1999 in conformity with accounting principles generally accepted in the United States of America.



     /S/ KPMG LLP


     March 30, 2001

        REPORT OF INDEPENDENT AUDITORS

        The Board of Directors and Stockholder
        First Variable Life Insurance Company

        We have audited the accompanying consolidated statements of operations, changes in stockholder's equity, and cash flows for the year ended December 31, 1998 of First Variable Life Insurance Company. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

        We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

        In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, consolidated results of operations and cash flows of First Variable Life Insurance Company for the year ended December 31, 1998 in conformity with accounting principles generally accepted in the United States.



        /S/ Ernst & Young LLP


        Chicago, Illinois
        February 2, 1999

                      FIRST VARIABLE LIFE INSURANCE COMPANY

                           Consolidated Balance Sheets

                           December 31, 2000 and 1999

                        (In thousands, except share data)




                                                        ASSETS                                  2000         1999
                                                                                             -----------  -----------

Investments:
    Fixed maturities - available-for-sale, at fair value
      (amortized cost:  2000 - $130,462; 1999 - $158,248)                                  $    132,858      156,056
    Option contracts                                                                              2,411        2,939
    Equity securities - at fair value
      (cost:  2000 - $0; 1999 - $684)                                                                --           12
    Policy loans                                                                                  1,346          965
                                                                                             -----------  -----------

             Total investments                                                                  136,615      159,972

Cash and cash equivalents                                                                           697        3,944
Accrued investment income                                                                         2,459        3,003
Deferred income tax asset                                                                         1,569           --
Federal income tax recoverable                                                                      200           20
Deferred policy acquisition costs                                                                19,361       15,912
Value of insurance in force acquired                                                              5,676       11,605
Property and equipment, less allowance for depreciation
    of $1,552 in 2000 and $1,106 in 1999                                                          1,010        1,023
Goodwill, less accumulated amortization of $913
    in 2000 and $767 in 1999                                                                      2,010        2,156
Other assets                                                                                        588          617
Assets held in separate accounts                                                                276,342      304,341
                                                                                             -----------  -----------

             Total assets                                                                  $    446,527      502,593
                                                                                             ===========  ===========

                                         LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
    Future policy benefits for annuity and life products                                   $    101,127      119,252
    Unearned revenue reserve                                                                        153          213
    Supplementary contracts without life contingencies                                           18,080       20,831
    Claim liability                                                                                 130           66
    Deferred income tax liability                                                                    --          111
    Due to affiliates                                                                               439          303
    Other liabilities                                                                             1,730        2,012
    Liabilities related to separate accounts                                                    276,342      304,341
                                                                                             -----------  -----------

             Total liabilities                                                                  398,001      447,129
                                                                                             -----------  -----------

Stockholder's equity:
    Capital stock, par value $1.00 per share - authorized
      3,500,000 shares, issued and outstanding 2,500,000 shares                                   2,500        2,500
    Additional paid-in capital                                                                   53,104       53,104
    Accumulated other comprehensive income (loss)                                                   556         (909)
    Retained (deficit) earnings                                                                  (7,634)         769
                                                                                             -----------  -----------

             Total stockholder's equity                                                          48,526       55,464
                                                                                             -----------  -----------

             Total liabilities and stockholder's equity                                    $    446,527      502,593
                                                                                             ===========  ===========


See accompanying notes to consolidated financial statements.

                      FIRST VARIABLE LIFE INSURANCE COMPANY

                        Consolidated Statements of Income

                  Years ended December 31, 2000, 1999, and 1998

                                 (In thousands)




                                                                                        2000        1999        1998
                                                                                     -----------  ---------   ---------

Revenues:
    Annuity and life product charges                                               $      7,069      4,767       4,026
    Reinsurance premium                                                                    (107)       (33)         --
    Net investment income                                                                10,093     15,108      22,295
    Realized (losses) gains on investments                                               (2,816)     7,209       2,723
    Other income                                                                          1,797      3,940       1,576
                                                                                     -----------  ---------   ---------

             Total revenues                                                              16,036     30,991      30,620
                                                                                     -----------  ---------   ---------

Benefits and expenses:
    Annuity and life benefits                                                             6,610     10,208      15,643
    Underwriting, acquisition, and insurance
      expenses                                                                           10,544      9,758       9,828
    Amortization of value of insurance in
      force acquired and deferred policy
      acquisition costs, net                                                              9,368     13,030       3,473
    Management fee paid to parent                                                           721        589         480
    Other expenses                                                                        1,662      1,491       1,469
                                                                                     -----------  ---------   ---------

             Total benefits and expenses                                                 28,905     35,076      30,893
                                                                                     -----------  ---------   ---------

             Loss before Federal income
               tax benefit                                                              (12,869)    (4,085)       (273)
                                                                                     -----------  ---------   ---------

    Federal income tax (benefit) expense:
      Current tax                                                                        (1,997)        (4)         12
      Deferred tax                                                                       (2,469)      (954)       (394)
                                                                                     -----------  ---------   ---------

             Total Federal income tax benefit                                            (4,466)      (958)       (382)
                                                                                     -----------  ---------   ---------

             Net (loss) income                                                     $     (8,403)    (3,127)        109
                                                                                     ===========  =========   =========


See accompanying notes to consolidated financial statements.


                      FIRST VARIABLE LIFE INSURANCE COMPANY

           Consolidated Statements of Changes in Stockholder's Equity

                  Years ended December 31, 2000, 1999, and 1998

                                 (In thousands)




                                                                              ACCUMULATED
                                                           ADDITIONAL            OTHER                                 TOTAL
                                            CAPITAL         PAID-IN          COMPREHENSIVE        RETAINED         STOCKHOLDER'S
                                             STOCK          CAPITAL          INCOME (LOSS)        EARNINGS            EQUITY
                                          ------------   ---------------   -----------------   ---------------  --------------------

Balance at December 31, 1997            $       2,500           53,104             9,066              3,787            68,457

Net income                                         --               --                --                109               109

Net unrealized investment
    loss, net of reclassification
    adjustment                                     --               --              (871)                --              (871)
                                          ------------   ---------------   -----------------   ---------------  --------------------

Comprehensive loss                                                                                                       (762)
                                                                                                                --------------------

Balance at December 31, 1998                    2,500           53,104             8,195              3,896            67,695

Net income                                         --               --                --             (3,127)           (3,127)

Net unrealized investment
    loss, net of reclassification
    adjustment                                     --               --            (9,104)                --            (9,104)
                                          ------------   ---------------   -----------------   ---------------  --------------------

Comprehensive loss                                                                                                    (12,231)
                                                                                                                --------------------

Balance at December 31, 1999                    2,500           53,104              (909)               769            55,464

Net loss                                           --               --                --             (8,403)           (8,403)

Net unrealized investment
    gain, net of reclassification
    adjustment                                     --               --             1,465                 --             1,465
                                          ------------   ---------------   -----------------   ---------------  --------------------

Comprehensive loss                                                                                                     (6,938)
                                                                                                                --------------------

Balance at December 31, 2000            $       2,500           53,104               556             (7,634)           48,526
                                          ============   ===============   =================   ===============  ====================


See accompanying notes to consolidated financial statements.

                      FIRST VARIABLE LIFE INSURANCE COMPANY

                      Consolidated Statements of Cash Flows

                  Years ended December 31, 2000, 1999, and 1998

                                 (In thousands)




                                                                                 2000         1999          1998
                                                                              -----------  ------------   ----------

Operating activities:
    Net (loss) income                                                       $     (8,403)       (3,127)         109
    Adjustments to reconcile net (loss) income to net
      cash provided by operating activities:
        Adjustments related to interest-sensitive products:
           Annuity and life benefits                                               6,501        10,159       15,643
           Annuity product charges                                                (7,069)       (4,767)      (4,026)
        Realized losses (gains) on investments                                     2,816        (7,209)      (2,723)
        Policy acquisition costs deferred                                         (9,892)       (7,492)      (3,665)
        Amortization of deferred policy acquisition costs                          5,466         4,151          912
        Provision for depreciation and other amortization                          4,374         9,244        2,154
        Provision for income taxes                                                (2,649)       (1,061)        (382)
        Other                                                                        430         1,955          482
                                                                              -----------  ------------   ----------

             Net cash (used in) provided by operating activities                  (8,426)        1,853        8,504
                                                                              -----------  ------------   ----------

Investing activities:
    Sale, maturity, or repayment of fixed
      maturity investments                                                        28,039       111,503       61,253
    Acquisition of fixed maturities                                               (2,267)      (16,696)     (29,074)
    Change in value of option contracts                                              527          (660)      (1,223)
    Policy loans and other                                                          (813)       (1,078)        (840)
                                                                              -----------  ------------   ----------

             Net cash provided by investing activities                            25,486        93,069       30,116
                                                                              -----------  ------------   ----------

Financing and other miscellaneous activities:
    Receipts from interest-sensitive products
      credited to policyholder account balances                                   70,405        72,176       58,317
    Return of policyholder account balances on
      interest-sensitive products                                                (90,712)     (166,507)     (96,613)
                                                                              -----------  ------------   ----------

             Net cash used in financing and other
               miscellaneous activities                                          (20,307)      (94,331)     (38,296)
                                                                              -----------  ------------   ----------

             Net (decrease) increase in cash and
               cash equivalents                                                   (3,247)          591          324

Cash and cash equivalents at beginning of year                                     3,944         3,353        3,029
                                                                              -----------  ------------   ----------

Cash and cash equivalents at end of year                                    $        697         3,944        3,353
                                                                              ===========  ============   ==========


See accompanying notes to consolidated financial statements.


                      FIRST VARIABLE LIFE INSURANCE COMPANY

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999, and 1998




  (1)   SIGNIFICANT ACCOUNTING POLICIES

              ORGANIZATION AND NATURE OF BUSINESS

              First Variable Life Insurance Company (the Company), a life insurance company domiciled in the State of Arkansas, is a wholly owned subsidiary of ILona Financial Group, Inc. (ILona) (previously Irish Life of North America, Inc.) ILona is a subsidiary of Irish Life & Permanent plc located in Dublin, Ireland. During 1999 Irish Life plc merged with Irish Permanent plc to form Irish Life & Permanent plc.

              The Company is licensed in 49 states and sells variable and fixed annuity products and variable universal life products through regional wholesalers and insurance brokers.

              CONSOLIDATION

              The consolidated financial statements include the Company and its wholly owned subsidiaries, First Variable Advisory Services Corp. and First Variable Capital Services, Inc. All significant intercompany transactions have been eliminated.

              INVESTMENTS

                  Fixed Maturities and Equity Securities

                  Fixed-maturity securities (bonds) are categorized as "available-for-sale," and as a result, are reported at fair value, with unrealized gains and losses on these securities included directly in accumulated other comprehensive income in stockholder's equity, net of certain adjustments (see note 3).

                  Option contracts are carried at unamortized premium paid for the contract adjusted for changes in their intrinsic value resulting from movements in the S&P 500 index. Changes in the intrinsic value are credited to investment income.

                  Policy loans are carried at unpaid principal balances.

                  Premiums and discounts on investments are amortized or accreted using methods which result in a constant yield over the securities' expected lives. Amortization or accretion of premiums and discounts on mortgage and asset-backed securities incorporates a prepayment assumption to estimate the securities' expected lives.

                  Equity securities (common stocks) are reported at fair value. The change in unrealized gain and loss of equity securities (net of related deferred income taxes, if any) is included directly in accumulated other comprehensive income in stockholder's equity.

              REALIZED GAINS AND LOSSES ON INVESTMENTS

              The carrying values of all the Company's investments are reviewed on an ongoing basis for credit deterioration, and if this review indicates a decline in market value that is other than temporary, the Company's carrying value in the investment is reduced to its estimated realizable value (the sum of the estimated nondiscounted cash flows) and a specific write-down is taken. Such reductions in carrying value are recognized as realized losses and charged to income. Realized gains and losses on sales are determined on the basis of specific identification of investments.

              CASH AND CASH EQUIVALENTS

              For purposes of the consolidated statements of cash flows, the Company considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents.

              DEFERRED POLICY ACQUISITION COSTS AND VALUE OF INSURANCE IN FORCE ACQUIRED

              To the extent recoverable from future policy revenues and gross profits, certain costs of acquiring new insurance business, principally commissions and other expenses related to the production of new business, have been deferred. The value of insurance in force acquired is an asset that arose at the date the Company was acquired by ILona. The initial value was determined by an actuarial study using expected future gross profits as a measurement of the net present value of the insurance acquired.

              For variable universal life insurance and investment products, these costs are being amortized generally in proportion to expected gross profits from surrender charges and investment, mortality, and expense margins. That amortization is adjusted retrospectively when estimates of current or future gross profits (including the impact of unrealized investment gains and losses) to be realized from a group of products are revised.

              PROPERTY AND EQUIPMENT

              Property and equipment are reported at cost, less allowances for depreciation. Depreciation expense is computed primarily using the straight-line method over the estimated useful lives of the assets.

              GOODWILL

              Goodwill represents the excess of the fair value of assets exchanged over the net assets acquired at the date the Company was acquired by ILona. Goodwill is being amortized on a straight-line basis over a period of twenty years.

              The carrying value of goodwill is regularly reviewed for indication of impairment in value which, in the view of management, is other than temporary. If facts and circumstances suggest that goodwill is impaired, the Company will assess the fair value of the underlying business and reduce goodwill to an amount that results in the book value of the underlying business approximating fair value. The Company has not recorded any such write-downs of goodwill.

              FUTURE POLICY BENEFITS

              Future policy benefit reserves for annuity and variable universal life products are computed under a retrospective deposit method and represent policy account balances before applicable surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policy account balances. Interest crediting rates for annuity products ranged from 3.0% to 8.0% in 2000, 3.0% to 10% in 1999, and 3.0% to 7.0% in 1998.

              DEFERRED INCOME TAXES

              Deferred income tax assets or liabilities are computed based on the difference between the financial statement and income tax basis of assets and liabilities using the enacted marginal tax rate. Deferred income tax expenses or credits are based on the changes in the related asset or liability from period to period.

              SEPARATE ACCOUNTS

              The separate account assets and liabilities reported in the accompanying consolidated balance sheets represent funds that are separately administered, principally for the benefit of certain policyholders who bear the investment risk. The separate account assets and liabilities are carried at fair value. Revenues and expenses related to the separate account assets and liabilities, to the extent of benefits paid or provided to the separate account policyholders, are excluded from the amounts reported in the accompanying consolidated statements of income.

              RECOGNITION OF PREMIUM REVENUES AND COSTS

              Revenues for annuity and variable universal life products consist of policy charges for the cost of insurance, administration charges, and surrender charges assessed against policyholder account balances during the period. Expenses related to these products include interest credited to policyholder account balances and benefit claims incurred in excess of policyholder account balances.

              Approximately 52% and 60% of the direct business written (as measured by premiums received) during the periods ended December 31, 2000 and 1999, respectively, was written through two broker dealers. Approximately 35% of the direct business written during the period ended December 31, 1998 was written through three broker dealers. Direct premiums are not concentrated in any geographical area.

              USE OF ESTIMATES

              The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

              Significant estimates and assumptions are utilized in the calculation of deferred policy acquisition costs, policyholder liabilities and accruals, postretirement benefits, guaranty fund assessment accruals, and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the consolidated financial statements.

              PENDING ACCOUNTING STANDARDS

              In June 1998, the Financial Accounting Standards Board (FASB) issued SFAS No. 133, Accounting for Derivatives Instruments and for Hedging Activities, and in June 2000 issued SFAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities. The requirements of SFAS No. 133 were delayed by SFAS No. 137, Deferral of the Effective Date of SFAS Statement No 133. Both SFAS No. 133 and 138 are effective for financial statements for periods beginning after June 15, 2000. SFAS No. 133 requires all derivatives to be recorded on the balance sheet at estimated fair value and it will broaden the definition of derivative instruments to include all classes of financial assets and liabilities. It will also require separate disclosure of identifiable derivative instruments embedded in hybrid securities. The change in fair value is to be recorded each period either in current earnings or other comprehensive income, depending on whether a derivative is designed as part of a hedge transaction and, if it is, on the type of hedge transaction. The Company does not anticipate any material impact of adopting SFAS No. 133 and No. 138.

  (2)   FAIR VALUES OF FINANCIAL INSTRUMENTS

        SFAS 107, Disclosures About Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the consolidated balance sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. SFAS 107 also excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements and allows companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented herein are limited by each of these factors and do not purport to represent the underlying value of the Company.

        The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

              Fixed-Maturity Securities: Fair values of fixed-maturity securities have been determined by the Company's outside investment manager and are based on quoted market prices, when available, or price matrices for securities which are not actively traded, developed using yield data and other factors relating to instruments or securities with similar characteristics.

              Option Contacts: The fair values for option contracts are based on settlement values and quoted market prices of comparable instruments. Similar characteristics are aggregated for the purpose of the calculations.

              Equity Securities: The fair values for equity securities are based on quoted market prices.

              Policy Loans: The Company has not determined the fair values associated with its policy loans, as management believes any differences between the Company's carrying value and the fair values afforded these instruments are immaterial to the Company's financial position and, accordingly, the cost to provide such disclosure would exceed the benefit derived. At December 31, 2000 and 1999, the interest rate related to the outstanding policy loans ranges between 4% and 6%.

              Cash and Cash Equivalents: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

              Assets and Liabilities of Separate Accounts: Separate account assets and liabilities are reported at estimated fair value in the Company's consolidated balance sheets.

              Future Policy Benefits for Annuity and Life Products and Supplementary Contracts Without Life Contingencies: Fair values of the Company's liabilities under contracts not involving significant mortality or morbidity risks (principally deferred annuities) are stated at the policyholder account value. The Company is not required to and has not estimated fair value of its liabilities under other contracts.

        The following sets forth a comparison of the fair values and carrying values of the Company's financial instruments subject to the provisions of SFAS 107 at December 31, 2000 and 1999:

                                                                        2000                           1999
                                                             ----------------------------  -----------------------------
                                                               CARRYING         FAIR         CARRYING          FAIR
                                                                VALUE          VALUE           VALUE          VALUE
                                                             -------------  -------------  --------------  -------------
                                                                                   (In thousands)

        Assets:
            Fixed maturities - available-for-sale          $     132,858        132,858        156,056         156,056
            Option contracts                                       2,411          2,411          2,939           2,939
            Equity security                                           --             --             12              12
            Policy loans                                           1,346          1,346            965             965
            Cash and cash equivalents                                697            697          3,944           3,944
            Assets held in separate accounts                     276,342        276,342        304,341         304,341
                                                             =============  =============  ==============  =============

        Liabilities:
            Future policy benefits for annuity and
               life products                               $     101,127        101,127        119,252         119,252
            Supplementary contracts without life
               contingencies                                      18,080         18,080         20,831          20,831
            Liabilities related to separate accounts             276,342        276,342        304,341         304,341
                                                             =============  =============  ==============  =============


  (3)   INVESTMENTS

              FIXED MATURITIES AND EQUITY SECURITIES

              The following tables contain amortized costs and fair value information on fixed maturities (bonds) and an equity security (common stock) at December 31, 2000 and 1999:

                                                                                        2000
                                                             -----------------------------------------------------------
                                                               COST OR          GROSS           GROSS
                                                              AMORTIZED      UNREALIZED      UNREALIZED        FAIR
                                                                 COST           GAINS          LOSSES          VALUE
                                                             -------------  --------------  --------------  ------------
                                                                                   (In thousands)

              Fixed maturities - available-for-sale:
                  United States government
                    and agencies:
                      Mortgage and asset-backed
                        securities                        $       13,857           947              14          14,790
                      Other                                        2,923            54              --           2,977
                  State, municipal, and other
                    governments
                  Public utilities                                25,821         1,019             208          26,632
                  Industrial and miscellaneous                    87,861         2,112           1,514          88,459
                                                             -------------  --------------  --------------  ------------

                      Total fixed maturities -
                        available-for-sale                $      130,462         4,132           1,736         132,858
                                                             =============  ==============  ==============  ============





                                                                                        1999
                                                             -----------------------------------------------------------
                                                               COST OR          GROSS           GROSS
                                                              AMORTIZED      UNREALIZED      UNREALIZED        FAIR
                                                                 COST           GAINS          LOSSES          VALUE
                                                             -------------  --------------  --------------  ------------
                                                                                   (In thousands)

              Fixed maturities - available-for-sale:
                  United States government
                    and agencies:
                      Mortgage and asset-backed
                        securities                        $       15,278           627             160          15,745
                      Other                                        3,943            40              53           3,930
                  State, municipal, and other
                    governments                                    2,001             9              --           2,010
                  Public utilities                                29,233           819             484          29,568
                  Industrial and miscellaneous                   107,793         1,124           4,114         104,803
                                                             -------------  --------------  --------------  ------------

                      Total fixed maturities -
                        available-for-sale                $      158,248         2,619           4,811         156,056
                                                             =============  ==============  ==============  ============

              Equity security                             $          684            --             672              12
                                                             =============  ==============  ==============  ============

              The amortized cost and fair value of the Company's portfolio of fixed-maturity securities at December 31, 2000, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                            ESTIMATED
                                                                                            AMORTIZED        MARKET
                                                                                              COST            VALUE
                                                                                          --------------  --------------
                                                                                                 (In thousands)
                                                                                                    5
              Due in one year or less                                                  $        4,058           4,077
              Due after one year through five years                                            49,233          49,886
              Due after five years through ten years                                           26,478          25,920
              Due after ten years                                                              36,836          38,185
              Mortgage and asset-backed securities                                             13,857          14,790
                                                                                          --------------  --------------

                                                                                       $      130,462         132,858
                                                                                          ==============  ==============

              The unrealized gain or loss on fixed-maturity and equity securities available-for-sale is reported as accumulated other comprehensive income, reduced by adjustments to deferred policy acquisition costs and value of insurance in force acquired that would have been required as a charge or credit to income had such amounts been realized, and reduced by a provision for deferred income taxes. Net unrealized investment gains and losses that are recorded as accumulated other comprehensive income are comprised of the following:

                                                                                                     DECEMBER 31,
                                                                                               -------------------------
                                                                                                  2000         1999
                                                                                               ------------ ------------
                                                                                                    (In thousands)

              Unrealized gain (loss) on fixed-maturity and equity securities
                  available-for-sale                                                         $     2,396       (2,864)
              Adjustments for assumed changes in amortization pattern of:
                  Deferred policy acquisition costs                                                 (459)         518
                  Value of insurance in force acquired                                            (1,081)         948
              Deferred income tax liability                                                         (300)         489
                                                                                               ------------ ------------

                       Net unrealized investment gain (loss)                                 $       556         (909)
                                                                                               ============ ============

              NET INVESTMENT INCOME

              Components of net investment income are as follows:

                                                                                        YEAR ENDED DECEMBER 31,
                                                                                ----------------------------------------
                                                                                   2000          1999          1998
                                                                                ------------  -----------  -------------
                                                                                            (In thousands)
              Income from:
                  Fixed maturities                                            $    10,710        14,473        21,181
                  Cash and cash equivalents                                           130           172           155
                  Option contracts                                                   (527)          660         1,118
                  Policy loans                                                         53            33            37
                  Other                                                                 8             8            --
                                                                                ------------  -----------  -------------

                                                                                   10,374        15,346        22,491

              Less investment expenses                                               (281)         (238)         (196)
                                                                                ------------  -----------  -------------

                         Net investment income                                $    10,093        15,108        22,295
                                                                                ============  ===========  =============



              REALIZED AND CHANGE IN UNREALIZED GAINS AND LOSSES

              Realized gains (losses) and the change in unrealized gain (loss) on investments are summarized below:

                                                                                        YEAR ENDED DECEMBER 31,
                                                                                 ---------------------------------------
                                                                                    2000          1999         1998
                                                                                 ------------  ------------ ------------
                                                                                             (In thousands)

              Realized (loss) gain:
                  Fixed maturities                                             $    (2,132)        7,209        2,723
                  Equity security                                                     (684)           --           --
                                                                                 ------------  ------------ ------------

                       Total realized (loss) gain                              $    (2,816)        7,209        2,723
                                                                                 ============  ============ ============

              Change in unrealized:
                  Fixed maturities                                             $     4,588       (21,138)      (1,576)
                  Equity security                                                      672          (161)        (652)
                                                                                 ------------  ------------ ------------

                       Change in unrealized gain
                         (loss) on investments                                 $     5,260       (21,299)      (2,228)
                                                                                 ============  ============ ============



              An analysis of sales, maturities, principal repayments, and permanent impairments of the Company's fixed maturities and equity securities portfolio for the years ended December 31, 2000, 1999, and 1998 is as follows:

                                                                                      2000
                                                          --------------------------------------------------------------
                                                                               GROSS          GROSS
                                                            AMORTIZED        REALIZED       REALIZED
                                                               COST            GAINS         LOSSES         PROCEEDS
                                                          ---------------  --------------  ------------  ---------------
                                                                                 (In thousands)

              Impairments                               $        2,182            --          2,182                --
              Scheduled principal repayments
                  and calls                                      6,177            --              2             6,175
              Sales                                             22,496           135            767            21,864
                                                          ---------------  --------------  ------------  ---------------

                                                        $       30,855           135          2,951            28,039
                                                          ===============  ==============  ============  ===============


                                                                                      1999
                                                          --------------------------------------------------------------
                                                                               GROSS          GROSS
                                                            AMORTIZED        REALIZED       REALIZED
                                                               COST            GAINS         LOSSES         PROCEEDS
                                                          ---------------  --------------  ------------  ---------------
                                                                                 (In thousands)

              Scheduled principal repayments
                  and calls                             $       28,387         2,051              4            30,434
              Sales                                             75,907         5,431            269            81,069
                                                          ---------------  --------------  ------------  ---------------

                                                        $      104,294         7,482            273           111,503
                                                          ===============  ==============  ============  ===============


                                                                                      1998
                                                          --------------------------------------------------------------
                                                                               GROSS          GROSS
                                                            AMORTIZED        REALIZED       REALIZED
                                                               COST            GAINS         LOSSES         PROCEEDS
                                                          ---------------  --------------  ------------  ---------------
                                                                                 (In thousands)

              Scheduled principal repayments
                  and calls                             $       29,801           909             1             30,709
              Sales                                             28,729         1,861            46             30,544
                                                          ---------------  --------------  ------------  ---------------

                                                        $       58,530         2,770            47             61,253
                                                          ===============  ==============  ============  ===============

              Income taxes during the years ended December 31, 2000, 1999, and 1998 include a provision of $(985,000), $1,613,000, and $926,000, respectively, for the tax effect of realized gains.

              OTHER

              At December 31, 2000 and 1999, fixed maturities with a carrying value of 8,030,000 and $8,017,000, respectively, were held on deposit with state agencies to meet regulatory requirements.

              The Company has acquired call option contracts relating to its equity-indexed annuity product to hedge increases in the S&P 500 index. The options are purchased concurrently with the issuance of these annuity contracts and expire, if not utilized, at the end of the annuities' term. The Company pays, at the beginning of the option contract, a premium for transferring the risk of unfavorable changes in the S&P 500 index.

              CONCENTRATIONS OF CREDIT RISK

              No investment in any person or its affiliates (other than bonds issued by agencies of the United States Government) exceeded 10% of stockholder's equity at December 31, 2000.

              The Company's investment in public utility bonds at December 31, 2000 represents 20% of total investments and 6% of total assets. The holdings of public utility bonds are widely diversified and all issues met the Company's investment policies and credit standards when purchased.

  (4)   COMPREHENSIVE INCOME

        A summary of the net unrealized gain (loss) recognized in other comprehensive income is as follows:

                                                                                         YEAR ENDED DECEMBER 31,
                                                                                  --------------------------------------
                                                                                     2000         1999          1998
                                                                                  -----------  ------------  -----------
                                                                                             (In thousands)
        Other comprehensive income:
            Net unrealized gain (loss) arising during
              the year, net of taxes of $(855),
                $5,662, and ($166), respectively                                $     1,589      (10,926)          315
            Reclassification adjustment, net of taxes
              of $(986), $1,608, and $926, respectively                               1,830       (3,103)       (1,797)
                                                                                  -----------  ------------  -----------

                                                                                      3,419      (14,029)       (1,482)
                                                                                  -----------  ------------  -----------

            Adjustments:
              Deferred policy acquisition costs, net
                of taxes of $(342), $715, and $70, respectively                        (635)       1,375           138
              Value of insurance in force acquired,
                net of taxes of $(710), $1,844, and
                  $238, respectively                                                 (1,319)       3,550           473
                                                                                  -----------  ------------  -----------

                                                                                     (1,954)       4,925           611
                                                                                  -----------  ------------  -----------

                     Net unrealized gain (loss) recognized
                       in other comprehensive income                            $     1,465       (9,104)         (871)
                                                                                  ===========  ============  ===========



  (5)   VALUE OF INSURANCE IN FORCE ACQUIRED

        The value of insurance in force acquired is an asset that represents the present value of future profits on business acquired. An analysis of the value of insurance in force acquired for the years ended December 31, 2000, 1999, and 1998 is as follows:

                                                                                        YEAR ENDED DECEMBER 31,
                                                                                 ---------------------------------------
                                                                                    2000          1999         1998
                                                                                 ------------  ------------ ------------
                                                                                             (In thousands)
        Excluding impact on net unrealized investment gains and
            losses:
               Balance at beginning of year                                    $     10,657        19,535      22,096
               Accretion of interest during the year                                    541         1,289       1,457
               Amortization of asset                                                 (4,441)      (10,167)     (4,018)
                                                                                 ------------  ------------ ------------

        Balance prior to impact of net unrealized investment gains
            and losses                                                                6,757        10,657      19,535
        Impact of net unrealized investment losses and gains                         (1,081)          948      (4,446)
                                                                                 ------------  ------------ ------------

        Balance at end of year                                                 $      5,676        11,605      15,089
                                                                                 ============  ============ ============


        During the year ended December 31, 1999, the amortization of value of insurance in force acquired was increased by $3,900,000 due to gains realized on securities sold supporting the acquired block of business. The interest crediting rate applied to the value of insurance in force is 6.6% in 2000, 1999, and 1998. Amortization of the value of insurance in force acquired for the next five years ending December 31 is expected to be as follows: 2001 - $931,000; 2002 - $841,000; 2003 - $723,000;
        2004 - $631,000; and 2005 - $550,000.

  (6)   DEFERRED POLICY ACQUISITION COSTS

        Deferred policy acquisition costs is an asset which represents the deferral of costs which vary with and directly relate to the production of new business. An analysis of deferred acquisition costs for the years ended December 31, 2000, 1999, and 1998 is as follows:

                                                                                        YEAR ENDED DECEMBER 31,
                                                                                 ---------------------------------------
                                                                                    2000          1999         1998
                                                                                 ------------  ------------ ------------
                                                                                             (In thousands)
        Excluding impact on net unrealized investment losses and
            gains:
               Balance at beginning of year                                    $     15,394        12,053       9,300
               Costs capitalized during the year                                      9,892         7,492       3,665
               Net amortization of asset                                             (5,466)       (4,151)       (912)
                                                                                 ------------  ------------ ------------

        Balance prior to impact of net unrealized investment losses
            and gains                                                                19,820        15,394      12,053
        Impact of net unrealized investment losses and gains                           (459)          518      (1,572)
                                                                                 ------------  ------------ ------------

        Balance at end of year                                                 $     19,361        15,912      10,481
                                                                                 ============  ============ ============


        During the year ended December 31, 1999, the amortization of deferred policy acquisition costs was increased by $200,000 due to gains realized on securities sold supporting the acquired block of business. The amortization period is the remaining life of the policies, which is estimated to be 20 years from the date of original policy issue.

  (7)   FEDERAL INCOME TAXES

        Prior to 2000, the Company filed Federal income tax returns on a separate Company basis. Beginning in 2000, the Company is included in the consolidated Federal income tax return filed by ILona. ILona and the other members of the consolidated tax group have adopted a policy of allocating current income tax expenses or credits based upon the pro rata contribution of taxable income or losses, which generally results in reporting income taxes as though it filed a separate return. The Company filed an election under Internal Revenue Code Section 338(h)(10) which allowed the Company to record its tax-basis assets at market value at the date the Company was acquired by ILona. The resulting tax-basis goodwill is being amortized over a 15-year period.

        Income tax benefit is included in the consolidated financial statements as follows:

                                                                                          YEAR ENDED DECEMBER 31,
                                                                                    ------------------------------------
                                                                                       2000        1999         1998
                                                                                    -----------  ----------  -----------
                                                                                              (In thousands)
        Income tax benefit in consolidated statements of income on income
            before income tax (benefit) expense                                   $   (4,466)        (958)      (382)

        Tax expense (benefit) in consolidated statements of changes in stockholder's equity -
                 amounts attributable to change in accumulated
                 other comprehensive income during year -
                   deferred                                                              789       (4,711)      (438)
                                                                                    -----------  ----------  -----------

                                                                                  $   (3,677)      (5,669)      (820)
                                                                                    ===========  ==========  ===========

        The effective tax rate on loss before income tax benefit is different from the prevailing Federal income tax rate as follows:

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                       ---------------------------------
                                                                                         2000       1999        1998
                                                                                       ---------- ----------  ----------
                                                                                                (In thousands)

        Loss before income tax benefit                                              $    (12,869)    (4,085)     (273)
                                                                                       ========== ==========  ==========

        Income tax benefit at Federal statutory rate (35% 2000, 35% 1999,
            and 34% 1998)                                                           $     (4,504)    (1,430)      (93)
        Tax effect increase (decrease) of - other                                             38        472      (289)
                                                                                       ---------- ----------  ----------

        Income tax benefit                                                          $     (4,466)      (958)     (382)
                                                                                       ========== ==========  ==========



        Deferred income taxes have been established by the Company based on the temporary differences, the reversal of which will result in taxable or deductible amounts in future years when the related asset or liability is recovered or settled, within each entity. The tax effect of temporary differences giving rise to the Company's deferred income tax assets and liabilities at December 31, 2000 and 1999 is as follows:

                                                                    2000         1999
                                                                 ------------ ------------

        Deferred tax assets:
            Future policy benefits                             $     3,803        2,958
            Operating loss carryforwards                             2,275        1,092
            Unrealized depreciation on investments                      --          202
            Value of insurance in force acquired                     1,828          188
            Other                                                      157          216
                                                                 ------------ ------------

                                                                     8,063        4,656
                                                                 ------------ ------------

        Deferred tax liabilities:
            Investment securities                                     (971)          --
            Deferred policy acquisition costs                       (5,043)      (4,320)
            Other                                                     (480)        (447)
                                                                 ------------ ------------

                                                                    (6,494)      (4,767)
                                                                 ------------ ------------

                 Net deferred tax asset (liability)            $     1,569         (111)
                                                                 ============ ============


        Based upon the historical earnings of the members of the consolidated group, future expectations of adjusted taxable income, as well as reversing gross deferred tax liabilities, the Company believes it is more likely than not that gross deferred tax assets will be fully realized and that a valuation allowance with respect to the realization of the total gross deferred tax assets is not necessary.

        The Company has Federal net operating loss carryforwards reportable on its Federal tax return aggregating $5,883,000 at December 31, 2000 which expire from 2011 to 2020.

  (8)   RETIREMENT AND COMPENSATION PLANS

        Substantially all full-time employees of the Company are covered by a noncontributory defined benefit pension plan (Pension Plan) sponsored by ILona. The benefits are based on years of service and the employee's compensation. In addition, effective January 1, 1996 ILona adopted a nonqualified supplemental plan (Supplemental Plan) to provide benefits in excess of limitations established by the Internal Revenue Code (the
        Code). The Company records its required contributions as pension expense related to both these plans. The Company expensed insignificant amounts in 2000, 1999 and 1998 for these plans. The participation in the Pension Plan was frozen in December 2000 and no employees hired after January 1, 2001 will participate in the Pension Plan.

        Substantially all of the employees are eligible for a 401(k) employee savings plan (Savings Plan) sponsored by ILona. Employees can contribute up to 15% of their annual salary (with a maximum contribution of $10,500 in 2000) to the Savings Plan. The Company contributes an additional amount, subject to limitations, based on the voluntary contribution of the employee. Further, the plan provides for additional employer contributions based on the discretion of the Board of Directors. Expense related to the Savings Plan was $163,000, $87,000, and $77,000, for the years ended December 31, 2000, 1999, and 1998, respectively.

        At December 31, 1999 the Company had an accrual of $177,000 for an incentive compensation plan for certain officers of the Company. This amount was reversed during 2000 and no payments were made. There was no expense in 2000 for the incentive compensation plan.

  (9)   STOCKHOLDER'S EQUITY - STATUTORY LIMITATIONS ON DIVIDEND

        The ability of the Company to pay dividends to ILona is restricted due to the fact that prior approval of insurance regulatory authorities is normally required for payment of dividends to the stockholder which exceed an annual limitation. During 2001, this annual limitation aggregates to $2,146,000; however, pursuant to a directive received from the Arkansas Insurance Department in 1991, any proposed payment of a dividend currently requires its approval. Also, the amount ($26,551,000 at December 31, 2000) by which stockholder's equity stated in conformity with accounting principles generally accepted in the United States of America exceeds statutory capital and surplus as reported is restricted and cannot be distributed.

        Net income (loss) for the Company, as determined in accordance with statutory accounting practices, was ($6,276,000), $222,000, and ($2,466,000) for the years ended December 31, 2000, 1999, and 1998, respectively. Total statutory capital and surplus was $23,956,000 at December 31, 2000 and $31,068,000 at December 31, 1999, respectively.

        The NAIC has codified statutory accounting practices, which are expected to constitute the only source of prescribed statutory accounting practices and are effective January 1, 2001. Codification will change prescribed statutory accounting practices and will result in certain changes to the accounting practices that insurance enterprises use to prepare their statutory financial statements. The Arkansas Insurance Department has adopted the NAIC's codification. The Company has yet to determine the impact of adopting the NAIC Codification on their statutory financial statements; therefore, it is not known whether or not the impact of adopting codification will be material to the financial statements. Some of the more significant changes resulting from the NAIC's codification include:

          o    Recording of deferred income tax assets and liabilities;

          o Prohibiting deposit type contracts to be recorded as insurance contracts; instead, amounts received as payments for such contracts shall be recorded directly to an appropriate policy reserve account, not as revenue, and payments that represent a return of policyholder balances shall be recorded as a direct decrease of policy reserves, not recorded as expenses.

          o Accruing a liability for guaranty fund and other assessments at the time of insolvency;

          o Changes in valuation methods allowed for subsidiaries, affiliates, and controlled entities;

          o    Impairment valuations are required on securities; and

          o Eliminating cost of collection in excess of loading on due and deferred premiums.

 (10)   COMMITMENTS AND CONTINGENCIES

        The Company leases its home office space and certain other equipment under operating leases which run through 2001. During 1998, the Company moved to its current location and subleased its previous office space. Rent received under the sublease agreement is netted against rent expense. During the years ended December 31, 2000, 1999, and 1998, rent expense totaled $346,000, $387,000, and $361,000, respectively. At December 31, 2000 minimum rental payments due under all noncancelable operating leases, including the lease agreement on the Company's previous office space, with initial terms of one year or more, are $302,000 in 2001 and none thereafter.

        The Company is periodically subject to various lawsuits which arise in the ordinary course of business. Management believes there are no material contingencies outstanding at December 31, 2000.

        Assessments are, from time to time, levied on the Company by life and health guaranty associations in most states in which the Company is licensed to cover losses of policyholders of insolvent or rehabilitated companies. In some states, these assessments can be partially recovered through a reduction in future premium taxes. Assessments have not been material to the Company's financial statements in the past. Management does not anticipate any significant net effect on the financial condition or results of operations of the Company from such assessments.

        The American Institute of Certified Public Accountants issued Statement of Position 97-3 (SOP 97-3), Accounting by Insurance and Other Enterprises for Insurance-Related Assessments, which requires the accrual of guaranty fund assessments. SOP 97-3 is effective beginning January 1, 1999. The Company has recorded a liability of $135,000 and $165,000 at December 31, 2000 and 1999, respectively, for future payments of guarantee assessments, which was charged to underwriting, acquisition, and insurance expenses in the consolidated statements of income.

 (11)   RELATED-PARTY TRANSACTIONS

        The Company has a management agreement with ILona to provide for certain management services. Amounts paid by the Company pursuant to this agreement were $721,000, $589,000, and $480,000 in 2000, 1999, and 1998,
        respectively. An expense allocation agreement was entered into with Inter-State Assurance Company, a subsidiary of ILona, to provide for certain administrative functions. Amounts paid during 2000, 1999, and 1998 by the Company pursuant to this agreement were $1,101,000, $684,000, and $506,000, respectively.

        The Company charged fees to various affiliates for shared services, such as rent, amounting to $147,000 in 2000. In 1999 the Company paid an affiliate $28,000 related to shared services and none were paid in 1998.

        The Company produces business through its broker/dealer affiliate, IAC Securities, Inc. Total commissions paid to IAC Securities, Inc. in 2000, 1999, and 1998 amounted to $2,180,000, $1,353,000, and $632,000, respectively.

(12)    TRANSFER OF BLOCK OF BUSINESS

        In 1999, the Company transferred a block of its deferred annuity business relating to the State of Arkansas Deferred Compensation Plan. Fixed reserves of $74,205,000 were transferred to AUSA Life, and bonds with a book value of $70,647,000 were sold to fund this transfer. Separate account assets and liabilities totaling $41,117,000 were also transferred to AUSA Life.

        The effect on the consolidated statements of income from this transaction is as follows:

                                                            YEAR ENDED
                                                         DECEMBER 31, 1999
                                                         ------------------
                                                          (In thousands)

Revenues:
   Realized gains on investments                      $          4,978
   Other income                                                  2,206
                                                         ------------------

          Total revenues                                         7,184

Benefits and expenses -
   amortization of value of insurance in force
     acquired and deferred policy acquisition
     costs                                                       4,100
                                                         ------------------

          Income before income tax expense                       3,084

Income tax expense                                               1,079
                                                         ------------------

          Net income                                  $          2,005
                                                         ==================

                                     PART C

ITEM 24.     FINANCIAL STATEMENTS AND EXHIBITS
--------     ---------------------------------

     (a) Financial Statements of First Variable Annuity Fund E and First Variable Life Insurance Company.

     (b)     Exhibits
             --------

     1. Resolution of Board of Directors for the Company authorizing the establishment of the Separate Account (1)

     2.      Not Applicable

     3. (a)  Form of Principal Underwriter's Agreement (2)
        (b)  Form of Broker-Dealer Agreement (2)
        (c)  Specimen Broker-Dealer Supervisory and Selling Agreement (3)

     4. (a) Individual Flexible Purchase Payment Deferred Variable Annuity Contract (4)
        (b) Individual Flexible Purchase Payment Deferred Variable Annuity Riders (6); Estate Protector Death Benefit Rider (9)

     5.      Application for Variable Annuity (4)

     6. (a)  Articles of Incorporation of First Variable Life Insurance Company
             (1)
        (b)  By-laws of First Variable Life Insurance Company  (2)

     7.      Not Applicable

8. (a) Form of Fund Participation Agreement with Variable Investors Series Trust; Form of Fund Participation Agreement with Federated Insurance Series;(3) Form of Fund Participation Agreements with AIM Variable Insurance Funds, Inc., et al; American Century Investment Management, Inc.; Deutsche Asset Management VIT Funds (formerly known as BT Insurance Funds, et al); Federated Insurance Series; Lord Abbett Series Fund, Inc., et al; MFS Variable Insurance Trust, et al; and Templeton Variable Insurance Products Series Fund, et al. (6); Form of Fund Participation Agreements (9) with Fidelity Variable Insurance Products Fund; Fidelity Variable Insurance Products Funds II; Fidelity Variable Insurance Products Funds III; and Seligman Portfolios, Inc. (9)

(b) Form of Fund Participation Agreements with Invesco Variable Investment Funds, Inc. and PBHG Insurance Series Fund, Inc. (5)

     9.      Consent and Opinion of Blazzard, Grodd & Hasenauer, P.C. (5)

     10.     Consent of KPMG LLP Independent Auditors (5)
             Consent of Ernst & Young LLP Independent Auditors (5)

     11.     Not Applicable

     12.     Not Applicable

     13.     Calculation of Performance Information (5)

     14.     Not Applicable

     15. Powers of Attorney (5) - of the following individuals appointing Daniel R. Kohn and Jack L. Baumer as their attorneys-in-fact to act for them in their capacities as Directors of the Company or otherwise, to do all things necessary to comply with the provisions and intent of the Securities Act of 1933 and the Investment Company Act of 1940 with respect to variable life insurance policies and variable annuity contracts:

               Ronald M. Butkiewicz    Shane W. Gleeson   Thomas F. Streiff
               Jeff S. Liebmann        Norman A. Fair     Michael L. Kaster
               Philip R. O'Connor      Kenneth R. Meyer   Michael R. Ferrari
               Michael J. Corey

     -----------------

(1) Incorporated by reference to the Registrant's Post-Effective Amendment No. 4 to the Form N-4 Registration Statement (Registration No. 33-86738) filed electronically with the Securities and Exchange Commission on or about April 27, 1998.

(2) Incorporated by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of First Variable Life Insurance Company Separate Account VL, filed electronically with the Securities and Exchange Commission on November 15, 1996 (File No. 333-05053).

(3) Incorporated by reference to the Registrant's Form N-4 Registration Statement (Registration No. 333-12197) filed electronically with the Securities and Exchange Commission on September 14, 1996.

(4) Incorporated by reference to the Registrant's Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (Registration No. 333-12197) filed electronically with the Securities and Exchange Commission on April 27, 1998.

(5)  Filed herewith.

(6) Incorporated by reference to the Registrant's Post-Effective Amendment No. 3 to the Form N-4 Registration Statement (Registration No. 333-12197) filed electronically with the Securities and Exchange Commission on April 27, 1999.

(7) Incorporated by reference to the Registrant's Post-Effective Amendment No. 11 to the Form N-4 Registration Statement (Registration No. 33-35749) filed electronically with the Securities and Exchange Commission on April 27, 1998.

(8) Incorporated by reference to the Post-Effective Amendment No. 1 to the Form S-6 Registration Statement of First Variable Life Insurance Company Separate Account VL, filed electronically with the Securities and Exchange Commission on or about April 27, 1998 (Registration No. 333-19193).

(9) Incorporated by Reference to the Registrant's Post-Effective Amendment No. 5 to the Form N-4 Registration Statement (Registration No. 333-12197) filed electronically with the Securities and Exchange Commission on May 1, 2000.

ITEM 25.  OFFICERS AND DIRECTORS OF DEPOSITOR
--------  -----------------------------------

The following are the Directors and Executive Officers of First Variable Life Insurance Company. Unless otherwise noted, our directors are located at 2211 York Road, Suite 202, Oak Brook, Illinois 60523 and all our executive officers are located at 2122 York Road, Suite 300, Oak Brook, Illinois 60523.

Directors
Ronald M. Butkiewicz - Chairman and Chairman, ILona Financial Group, Inc.

Michael J. Corey - 401 East Host Drive. Lake Geneva, WI 53147. He is the Senior Partner-Global Services Practice Leader, LAI World Wide - Prior to 1999 he was a Managing Director, Insurance/Professional Services Practice Group and President, CSG International Inc.

Norman A. Fair - He is the Vice President, Treasurer, & Asst. Sec., ILona Financial Group, Inc. He is also Secretary of First Variable Life Insurance Company.

Michael R. Ferrari - Texas Christian University, P.O. Box 297080, Ft. Worth, TX 76129-2800 - He is the Chancellor, Texas Christian University; and prior to July 1998, he was the President of Drake University.

Michael L. Kaster - Vice President from June 1998 to April, 2000; Director at Allstate Insurance. Prior to June 1998 he was Vice President and Chief Actuary at Standard Life of Indiana.

Shane W. Gleeson - He is the President, ILona Financial Group, Inc.; prior to January, 2000, he was the Executive Vice President of ILona Financial Group, Inc.; and prior to December 1997, he was the President, Interstate Assurance Company.

Jeff S. Liebmann, Esq., 1301 Avenue of the Americas New York, NY 10019 - He is a partner of Dewey, Ballantine.

Kenneth R. Meyer, 200 South Wacker Dr., Suite 2100, Chicago, IL 60606 - He is a Managing Director, Lincoln Capital Management Co.

Philip R. O'Connor, 111 West Washington, Suite 1247 Chicago, IL 60602 - He is the President of NEV Midwest, LLC and prior to April 1998, he was a Principal of

Coopers & Lybrand LLP/Palmer Bellevue Corp.

President & Director
Thomas F. Streiff - President. Prior to May 2000 he was the President and CEO of Talbot Financial Services.

Other Executive Officers

Christopher S. Harden, Vice President & Treasurer - Prior to April, 1998 he was the First Vice President and Chief Accounting Officer, COVA Financial Services Life Insurance Company.

William M. White, Vice President & Chief Actuary. He is also Vice President and Actuary of Interstate Assurance since 1989.

ITEM 26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR
- --------  -------------------------------------------------------------------
          REGISTRANT.
          ----------

Incorporated by reference to Registrant's Post-Effective Amendment No. 5 to the Form N-4 Registration Statement, filed electronically with the Securities and Exchange Commission on May 1, 2001. (File Nos. 333-12197 and 811-
4092).

ITEM 27.  NUMBER OF CONTRACT OWNERS
--------  -------------------------

As of April 2, 2001, there were 932 Owners of Qualified Contracts and 1,228 Owners of Non-Qualified Contracts for the Capital Five VA Contract.

As of April 2, 2001, there were 449 Owners of Qualified Contracts and 638 Owners of Non-Qualified Contracts for the VISTA Contract.

ITEM 28.  INDEMNIFICATION
--------  ---------------

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors and officers and controlling persons of the Registrant, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER
--------  ---------------------

(a) First Variable Capital Services, Inc. ("FVCS") is the principal underwriter for the Contracts and for the following investment companies:

First Variable Annuity Fund A
Separate Account VL of First Variable Life Insurance Company

(b) The following persons are directors and officers of FVCS. Unless otherwise noted, FVCS directors and officers are located at 2122 York Road, Suite 300, Oak Brook, Illinois 60523:

Name and Principal Business Address    Positions and Offices with Underwriter
-----------------------------------    --------------------------------------
Norman A. Fair                         Director, Vice President & Secretary
2211 York Road, Suite 202
Oak Brook, IL  60523
Thomas F. Streiff                      President and Director
Robert Miner                           Treasurer
Shane W. Gleeson                              Director

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS
--------  --------------------------------

Our Secretary and our Treasurer who are located at 2122 York Road, Oak Brook, IL 60523, maintain physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.  MANAGEMENT SERVICES
--------  -------------------

Not Applicable.


ITEM 32.  UNDERTAKINGS
--------  ------------

(1) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

(2) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or
     (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(3) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

(4) In accordance with section 26(e) of the Investment Company Act of 1940, First Variable Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in this Registration Statement on Form N-4, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by First Variable Life Insurance Company.

REPRESENTATIONS

The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b) (11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
     Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restriction on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Oak Brook, and the State of Illinois, on this 23rd day of April, 2001.

                          FIRST VARIABLE ANNUITY FUND E
                                  (Registrant)

                         By:  FIRST VARIABLE LIFE INSURANCE COMPANY
                              (Depositor)


                              By:   /s/ Thomas F. Streiff
                                  ----------------------------



                         FIRST VARIABLE LIFE INSURANCE COMPANY
                         (Depositor)

                              By:   /s/ Chistopher S. Harden
                                   ---------------------------


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated with First Variable Life Insurance Company on the 23rd day of April, 2001.

PRINCIPAL EXECUTIVE OFFICER:


/s/ Thomas F. Strieff
-----------------------------------------------
Thomas F. Streiff
President

PRINCIPAL FINANCIAL AND ACCOUNTING OFFICER:

/s/ Chistopher S. Harden
-----------------------------------------------
Christopher S. Harden
Vice President & Treasurer


DIRECTORS:


/s/Ronald M. Butkiewicz*
-----------------------------------------------
Ronald M. Butkiewicz


/s/ Michael J. Corey*
-----------------------------------------------
Michael J. Corey

/s. Michael R. Ferrari*
-----------------------------------------------
Michael R. Ferrari


/s/ Shane W. Gleeson*
-----------------------------------------------
Shane W. Gleeson


/s/ Norman A. Fair*
-----------------------------------------------
Norman A Fair


/s/ Philip R. O'Connor*
-----------------------------------------------
Philip R. O'Connor


/s/ Kenneth R. Meyer*
-----------------------------------------------
Kenneth R. Meyer


/s/ Michael L. Kaster*
-----------------------------------------------
Michael L. Kaster



/s/ Jeff S. Leibman*
-----------------------------------------------
Jeff S. Liebman


/s/ Thomas F. Streiff*
-----------------------------------------------
Thomas F. Streiff


          * By:    /s/ Daniel R. Kohn
                --------------------------------------------------
                 Daniel R. Kohn, Attorney-in-Fact

                 INDEX TO EXHIBITS

EX-99.B,8(b)(i) Form of Participation Agreement with Invesco Variable Investment Funds, Inc.

EX-99.B.8(b)(ii) Form of Participation Agreement with PBGH Insurance Series Fund, Inc.

EX-99.B.9 Consent and Opinion of Blazzard, Grodd & Hasenauer, P.C.

EX-99.B.10        Consent of KPMG LLP Independent Auditors
                  Consent of Ernst & Young LLP Independent Auditors
EX-99.B.13        Calculation of Performance
EX-99.B.15        Powers of Attorney